SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-65955-99)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 100
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and
REGISTRATION STATEMENT
(NO. 811-02968-99)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 100
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VANGUARD TRUSTEES’ EQUITY FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on February 27, 2023, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Vanguard Diversified Equity Fund
Prospectus
 February 27, 2023
Investor Shares
Vanguard Diversified Equity Fund Investor Shares (VDEQX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2022.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation and dividend income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $1,000,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.35%
Total Annual Fund Operating Expenses	0.35%
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Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
Vanguard Diversified Equity Fund, as a fund of funds, invests in a diversified group of other Vanguard equity mutual funds, rather than in individual securities. The underlying funds' holdings mainly consist of large-, mid-, and small-capitalization equity securities of domestic companies.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:
• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
• Manager risk, which is the chance that poor security selection will cause one or more of the Fund's actively managed underlying funds—and, thus, the Fund
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itself—to underperform relevant benchmarks or other funds with a similar investment objective.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of a high percentage of assets to a relatively few number of underlying funds, may cause the Fund to be hurt disproportionately by the poor performance of any one underlying fund or to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Diversified Equity Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	26.21%	June 30, 2020
Lowest	-20.71%	March 31, 2020
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Average Annual Total Returns for Periods Ended December 31, 2022
	1 Year	5 Years	10 Years
Vanguard Diversified Equity Fund Investor Shares
Return Before Taxes	-22.47%	8.64%	11.80%
Return After Taxes on Distributions	-24.61	6.58	9.94
Return After Taxes on Distributions and Sale of Fund Shares	-11.82	6.59	9.37
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	-19.23%	8.88%	12.21%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	-19.53	8.65	12.03
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2023.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.

Michael R. Roach, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.
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Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $3,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
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More on the Fund
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this     symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund’s investment objective is not fundamental and may be changed without a shareholder vote. As a fund of funds, Vanguard Diversified Equity Fund achieves its investment objective by investing in other Vanguard mutual funds. Through its investments in underlying funds, Vanguard Diversified Equity Fund indirectly owns a diversified portfolio of stocks. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund may change its 80% policy only upon 60 days' notice to shareholders.
Market Exposure
Through the underlying Vanguard funds, Vanguard Diversified Equity Fund indirectly invests its assets in equity securities. These investments are designed to provide long-term capital appreciation and some income. The underlying equity funds are described later in this section under “Security Selection.”
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The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of a high percentage of assets to a relatively few number of underlying funds, may cause the Fund to be hurt disproportionately by the poor performance of any one underlying fund or to underperform other funds with a similar investment objective.
Stocks of publicly traded companies are often classified according to market capitalization, which is the market value of a company’s outstanding shares. These classifications typically include small-cap, mid-cap, and large-cap. It is important to understand that there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors, and that market capitalization ranges can change over time. The asset-weighted median market capitalization of the Fund's indirect stock holdings as of October 31, 2022 was $65 billion.
By owning shares of the underlying funds, the Fund indirectly owns a diversified mixture of common stocks. Although its indirect stock holdings are predominantly mid- and large-cap, the Fund consists of stocks across the capitalization spectrum, including small-cap. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is the result of several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make small and mid-size companies more sensitive to changing economic conditions, leading to less certain growth and dividend prospects.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of the Fund's investments and Fund performance.
Security Selection
The Fund seeks to achieve its investment objective by investing in a combination of other mutual funds rather than in individual securities.
The underlying Vanguard funds are managed according to traditional methods of active investment management. This means that securities are bought and sold according to the advisors’ judgments about companies and their financial prospects.
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Vanguard Diversified Equity Fund invests in the following funds, in approximately the percentages indicated. As of the date of this prospectus, the Fund held Investor Shares of each underlying Vanguard fund. Share class changes may be made without prior notice to shareholders.
• Vanguard U.S. Growth Fund (30%)
• Vanguard Growth and Income Fund (20%)
• Vanguard Windsor™ Fund (20%)
• Vanguard Windsor II Fund (15%)
• Vanguard Explorer™ Fund (10%)
• Vanguard Mid-Cap Growth Fund (5%)
Vanguard Growth and Income Fund, made up of both value- and growth-oriented stocks that are mainly large-cap, is included primarily for its potential for a total return greater than that of the S&P 500 Index.
• Vanguard Growth and Income Fund uses quantitative approaches to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500 Index but are expected to provide a higher total return than that of the Index.
Vanguard Windsor Fund and Vanguard Windsor II Fund are value-oriented stock funds. These funds are included primarily for their potential for long-term capital appreciation. Vanguard Windsor Fund and Vanguard Windsor II Fund have a secondary objective of providing some dividend income.
• Vanguard Windsor Fund and Vanguard Windsor II Fund invest mainly in mid- and large-cap companies. These funds invest in companies whose stocks are considered undervalued by the advisors. These stocks typically have below-average prices in relation to measures such as earnings and book value.
Vanguard Explorer Fund, Vanguard U.S. Growth Fund, and Vanguard Mid-Cap Growth Fund are growth-oriented stock funds. These funds are included primarily to provide long-term capital appreciation. They work in different ways to achieve this goal.
• Vanguard Explorer Fund invests mainly in the stocks of small and mid-size companies. These companies tend to be unseasoned but are considered by the fund’s advisors to have superior growth potential. These companies often provide little or no dividend income.
• Vanguard U.S. Growth Fund invests mainly in large-cap stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings.
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• Vanguard Mid-Cap Growth Fund invests mainly in the stocks of mid-size companies. In selecting stocks, the fund’s advisors choose companies considered to have the best prospects for future growth.

The Fund is subject to manager risk, which is the chance that poor security selection will cause one or more of the Fund's actively managed underlying funds—and, thus, the Fund itself—to underperform relevant benchmarks or other funds with a similar investment objective.
Plain Talk About Growth Funds and Value Funds
Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally invest in stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields, if any, and above-average prices in relation to measures such as earnings and book value. Value funds typically invest in stocks whose prices are below average in relation to those measures; these stocks often have above-average dividend yields. Value stocks also may remain undervalued by the market for long periods of time. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

Other Investment Policies and Risks
Through its investment in the underlying funds, Vanguard Diversified Equity Fund is proportionately exposed to certain investment style risks, each of which is described in detail in the underlying funds’ prospectuses. For example, through its investment in Vanguard Explorer Fund and Vanguard Mid-Cap Growth Fund, the Fund is subject to the risk that small-cap growth stocks and mid-cap growth stocks, respectively, will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Because Vanguard Diversified Equity Fund indirectly invests in growth and value stocks, and across all capitalization ranges, the Fund in the aggregate is not subject to any particular primary investment style risk.
To the extent that the underlying funds own foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries. In addition, the prices of foreign stocks and the prices of U.S. stocks have, at
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times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
Each underlying fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Investments in derivatives may subject the underlying funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The underlying funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.
Cash Management
The Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.
Redemption Requests
Methods used to meet redemption requests. Under normal circumstances, the Fund typically expects to meet redemptions with positive cash flows. When this is not an option, the Fund seeks to maintain its risk exposure by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, the Fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that the Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. The Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, the Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
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Potential redemption activity impacts. At times, the Fund may experience adverse effects when certain large shareholders, or multiple shareholders comprising significant ownership of the Fund, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. This may result in the Fund distributing capital gains or other taxable income to non-redeeming shareholders. Large redemptions may also increase the Fund's transaction costs. Redemption activity can occur for many reasons, including shareholder reactions to market movements or other events unrelated to Vanguard’s actions, or when Vanguard makes product changes that, for example, may result in a shareholder redeeming shares of the Fund to purchase shares of another similar fund or investment vehicle. When experiencing large redemptions, the Fund reserves the right to pay all or part of the redemption in-kind and/or delay payment of the redemption proceeds for up to seven calendar days; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Temporary Investment Measures
Each underlying fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the underlying fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective, which in turn may prevent Vanguard Diversified Equity Fund from achieving its investment objective.
Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
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Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.
See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
A precautionary note to investment companies: The Fund's shares are issued by a registered investment company, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 (the 1940 Act). SEC Rule 12d1-4 under the 1940 Act permits registered investment
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companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement.
Turnover Rate
Although the Fund generally seeks to invest for the long term, it may sell shares of the underlying funds regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced shares of the underlying funds valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Fund and Vanguard
The Fund is a member of The Vanguard Group, Inc. (Vanguard), a family of over 200 funds. All of the funds that are members of Vanguard (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
According to an agreement applicable to Vanguard Diversified Equity Fund and Vanguard, the Fund’s direct expenses may be reduced or eliminated by savings accruing to the benefit of the Vanguard funds that Vanguard expects to derive from the Fund’s operation.
Accordingly, all expenses for services provided by Vanguard to the Fund and all other expenses incurred by the Fund are expected to be borne by the underlying funds. The Fund's shareholders bear the fees and expenses associated with the Fund's investments in the underlying funds.
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Plain Talk About Vanguard’s Unique Corporate Structure
Vanguard is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisor
The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Equity Index Group. Vanguard also serves as an investment advisor for each of the underlying funds. As of October 31, 2022, Vanguard served as advisor for approximately $5.9 trillion in assets. Vanguard provides investment advisory services to the Fund pursuant to the Funds’ Service Agreement and subject to the supervision and oversight of the trustees and officers of the Fund.
The underlying Vanguard funds employ multiple advisors, none of which are paid a management fee for performing investment management services for Vanguard Diversified Equity Fund. However, the advisors receive management fees for managing the underlying Vanguard funds. For additional information on the investment advisors, please refer to each underlying fund’s prospectus.
Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, Vanguard may provide investment advisory services to the Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking a similar SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.
For a discussion of why the board of trustees approved the Fund's investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.
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The managers primarily responsible for the day-to-day management of the Fund are:
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.S., Pennsylvania State University.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005, has worked in investment management since 2008, and has co-managed the Fund since 2013. Education: B.A., Arcadia University; M.B.A., Villanova University.

Michael R. Roach, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2005, had previously managed investment portfolios from 2009-2019, and has co-managed the Fund since February 2023. Education: B.S., Bloomsburg University of Pennsylvania; M.S., Drexel University.
The Fund's Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.
Dividends, Capital Gains, and Taxes
Fund Distributions
The Fund distributes to shareholders virtually all of its net income as well as any net short-term or long-term capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. From time to time, the Fund may also make distributions that are treated as a return of capital. Income and capital gains distributions, if any, generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year.

You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.
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Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
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This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
Plain Talk About Buying a Dividend
Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19
(not counting market change). You still have only $5,000 (250 shares x $19 =
$4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.
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Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. The underlying Vanguard funds in which the Fund invests also do not calculate their NAV on days when the NYSE is closed, but the value of their assets may be affected to the extent that they hold securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
The Fund’s NAV is calculated based upon the values of the underlying mutual funds in which the Fund invests. The values of any mutual fund shares, including institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares held by a fund are based on the market value of the shares. The prospectuses for the underlying funds explain the circumstances under which those funds will use fair-value pricing and the effects of doing so.

The Fund has authorized certain financial intermediaries and their designees and may, from time to time, authorize certain funds of funds for which Vanguard serves as the investment advisor (Vanguard Funds of Funds), to accept orders to buy or sell fund shares on its behalf. The fund will be deemed to receive an order when accepted by the financial intermediary, its designee, or one of the Vanguard Funds of Funds, and the order will receive the NAV next computed by the Fund after such acceptance.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.
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Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.
Vanguard Diversified Equity Fund
	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$56.40	$40.98	$37.95	$35.88	$35.57
Investment Operations
Net Investment Income[1]	.356	.385	.452	.455	.395
Capital Gain Distributions Received[1]	6.162	2.294	1.866	3.087	1.686
Net Realized and Unrealized Gain (Loss) on Investments	(17.785)	15.438	3.447	.575	.206
Total from Investment Operations	(11.267)	18.117	5.765	4.117	2.287
Distributions
Dividends from Net Investment Income	(.317)	(.346)	(.369)	(.383)	(.358)
Distributions from Realized Capital Gains	(3.436)	(2.351)	(2.366)	(1.664)	(1.619)
Total Distributions	(3.753)	(2.697)	(2.735)	(2.047)	(1.977)
Net Asset Value, End of Period	$41.38	$56.40	$40.98	$37.95	$35.88
Total Return[2]	-21.42%	45.67%	15.73%	12.82%	6.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,180	$2,965	$1,919	$1,789	$1,709
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.77%	0.76%	1.19%	1.27%	1.07%
Portfolio Turnover Rate	12%	6%	14%	9%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
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Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
Account Minimums
To open and maintain an account. $3,000. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility.
To add to an existing account. Generally $1.
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How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (Vanguard—608).
By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
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Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If applicable, orders by Vanguard Funds of Funds will be treated as received by the Fund at the same time that corresponding orders are received in proper form by the Vanguard Funds of Funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.
For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
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Other Purchase Rules You Should Know
Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.
By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
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How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.
Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated
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disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to
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complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard's policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
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Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.
Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
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Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, Vanguard Small Business Online®, and certain transactions through intermediaries relating to systematic trades and required minimum distributions.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, Vanguard Digital Advisor™, and discretionary (advisor-directed) transactions through certain intermediaries.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
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• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that
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intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.
Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
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• Other information relating to the caller, the account owner, or the account.
Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Vanguard reserves the right, without notice, to revise the requirements for good order.
Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.
Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
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Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.
Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.
Account Service Fee
Vanguard may charge a $20 account service fee on fund accounts that have a balance below $1,000,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from fund accounts subject to the fee once per calendar year.
Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
32

Low-Balance Accounts
The Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Shareholder Rights
The Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of Vanguard Trustees' Equity Fund (the Trust) that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when
33

considering the merits of the demand in the event that the board of trustees determines not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
34

Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard Diversified Equity Fund twice a year, in June and December. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
Vanguard reserves the right to change its policies without notice to shareholders.
Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
35

Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
36

Additional Information
The Fund's Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
Vanguard Fund	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Vanguard Diversified Equity Fund	6/10/2005	DivEqInv	608	921939401

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2023 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
CFA® is a registered trademark owned by CFA Institute.
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Glossary of Investment Terms
Acquired Fund. Any mutual fund, business development company, closed-end investment company, or other pooled investment vehicle whose shares are owned by a fund.
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Cash Equivalent Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Common Stock. A security representing ownership rights in a corporation.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
Dow Jones U.S. Total Stock Market Float Adjusted Index. An index that represents the entire U.S. stock market and tracks more than 5,000 stocks, excluding shares of securities not available for public trading.
Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
Fund of Funds. A fund that pursues its objective by investing in other funds.
Inception Date. The date on which the assets of a fund are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Fund's board of trustees and renegotiation with the lender syndicate on an annual basis.
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Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
MSCI US Broad Market Index. An index that tracks virtually all stocks that trade in the U.S. stock market.
Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.
New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Securities. Stocks, bonds, money market instruments, and other investments.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.
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Connect with Vanguard® ˃ vanguard.com
For More Information
If you would like more information about Vanguard Diversified Equity Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people
with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the SEC
Reports and other information about the Fund are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Fund's Investment Company Act file number: 811-02968-99
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
P 608 022023

Vanguard International Value Fund
Prospectus
 February 27, 2023
Investor Shares
Vanguard International Value Fund Investor Shares (VTRIX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2022.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $1,000,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.36%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
1

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests mainly in common stocks of companies located outside the United States that are considered by an advisor to be undervalued. Such stocks, called value stocks, often are out of favor in periods when investors are drawn to companies with strong prospects for growth. The prices of value stocks, therefore, may be below average in relation to measures such as earnings and book value. The Fund invests in large-, mid-, and small-capitalization companies and is expected to diversify its assets in countries across developed and emerging markets. The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of equity securities of foreign companies for the Fund.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:
2

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.
• Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks, as well as non-U.S. value stocks, each tend to go through cycles of doing better—or worse—than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.
• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI ACWI ex USA Index returns are adjusted for withholding taxes.
3

Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard International Value Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	23.57%	December 31, 2020
Lowest	-26.30%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2022
	1 Year	5 Years	10 Years
Vanguard International Value Fund Investor Shares
Return Before Taxes	-11.66%	1.36%	4.31%
Return After Taxes on Distributions	-12.13	0.52	3.62
Return After Taxes on Distributions and Sale of Fund Shares	-6.41	1.01	3.37
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)	-16.00%	0.88%	3.80%
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
4

Investment Advisors
ARGA Investment Management, LP (ARGA)
Lazard Asset Management LLC (Lazard)
Sprucegrove Investment Management Ltd. (Sprucegrove)
Portfolio Managers
A. Rama Krishna, CFA, Founder and Chief Investment Officer of ARGA. He has co-managed a portion of the Fund since 2012.

Steven Morrow, CFA, Director of Research at ARGA. He has co-managed a portion of the Fund since 2012.

Michael A. Bennett, CPA, Managing Director of Lazard. He has co-managed a portion of the Fund since 2010.

Michael G. Fry, Managing Director of Lazard. He has co-managed a portion of the Fund since 2010.

Arjun Kumar, CFA, Chief Executive Officer, Portfolio Manager and Managing Director of Sprucegrove. He has co-managed a portion of the Fund since 2020.

Shirley Woo, CFA, Portfolio Manager and Managing Director of Sprucegrove. She has co-managed a portion of the Fund since 2020.
5

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $3,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisors do not pay financial intermediaries for sales of Fund shares.
6

More on the Fund
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this     symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Plain Talk About Fund Expenses
All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated
in the Fees and Expenses section, Vanguard International Value Fund’s expense ratio would be 0.38%, or $3.80 per $1,000 of average net assets.
The average expense ratio for international funds in 2021 was 1.23%, or
$12.30 per $1,000 of average net assets (derived from data provided by
Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote,
7

unless those strategies or policies are designated as fundamental. Note that the Fund’s investment objective is not fundamental and may be changed without a shareholder vote.
Market Exposure
The Fund is a value-oriented fund that invests primarily in the common stocks of foreign companies in a number of different countries throughout the world, without regard for the size (capitalization) of the companies. The asset-weighted median market capitalization of the Fund’s stock holdings as of October 31, 2022, was $26.9 billion.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund‘s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
Plain Talk About International Investing
U.S. investors who invest in foreign securities will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments may not be subject to the same or similar auditing, legal, tax, regulatory, financial reporting, accounting, and recordkeeping standards and practices as U.S. companies and the U.S.
government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the United States.
Further, the imposition of economic or other sanctions on the United States by a foreign country, or on a foreign country or issuer by the United States, could impair a fund's ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities or obtain exposure to foreign securities and assets. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

8

The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund‘s performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
Plain Talk About Growth Funds and Value Funds
Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally invest in stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields, if any, and above-average prices in relation to measures such as earnings and book value. Value funds typically invest in stocks whose prices are below average in relation to those measures; these stocks often have above-average dividend yields. Value stocks also may remain undervalued by the market for long periods of time. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

The Fund is subject to investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks, as well as non-U.S. value stocks, each tend to go through cycles of doing better—or worse—than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of the Fund's investments and Fund performance.
9

Security Selection
The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of equity securities of foreign companies for the Fund. Equity securities may include common stock, preferred stock, depositary receipts, convertible securities, and rights to purchase common stock.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when, in the view of the advisor, it is no longer as attractive as an alternative investment or if the advisor deems it to be in the best interest of the Fund. Different advisors may reach different conclusions on the same security.

ARGA invests in deeply undervalued securities with long-term upside. ARGA’s valuation approach is based on fundamental research and present value. Bottom-up research is conducted by global business analysts, leveraging ARGA’s proprietary Global Industry Models. ARGA uses a Dividend Discount Model (DDM) to select stocks that trade at a discount to intrinsic value based on forecasted normalized earnings power. ARGA limits downside risk through company stress tests and diversification. Believing fear and uncertainty create investment opportunity, ARGA’s strict adherence to this process is designed to remove emotion from investment decisions, maximizing returns over time.

Lazard employs a research-driven, bottom-up, relative value approach in selecting stocks. Lazard seeks to identify individual stocks that offer an appropriate trade-off between valuation and financial productivity. The portfolio management team uses return on equity as the primary measure of financial productivity, while secondary measures include return on assets, cash return on equity, and operating margin. Lazard’s research analysts utilize a global sector approach to fundamental analysis. Stock selection is the result of the bottom-up process, regardless of sector and regional boundaries. Holdings and sector weightings may differ from the benchmark.

Sprucegrove employs a disciplined, value-oriented, global investment strategy to select stocks. The foundation of the firm’s investment philosophy is the belief that investors’ short-term focus allows high-quality companies to trade at a discount. A firm that strictly adheres to its disciplined long-term approach, Sprucegrove is patient and waits for exploitable valuation opportunities that allow the firm to purchase high-quality businesses at a substantial discount to their long-term value and hold them through market volatility. The investment process was founded on intense proprietary research, with analysts identifying
10

high-quality companies as measured against five criteria: above-average consistent profitability, sustainable competitive advantages, financial strength, opportunity for growth, and capable management.
The ability of the advisor to purchase or dispose of certain Fund investments is or may be restricted or impaired because of limitations imposed by law, regulation, or by certain regulators or issuers. As a result, the advisor may be required to limit purchases or sell existing investments. If a Fund is required to limit its investment in a particular issuer, then the Fund may seek to obtain regulatory relief or ownership waivers. Other options a Fund may pursue include seeking to obtain economic exposure to that issuer through alternative means, such as through a derivative or through investment in a wholly owned subsidiary, both of which may be more costly than owning securities of the issuer directly. Ownership restrictions and limitations could result in unanticipated tax consequences to a Fund that may affect the amount, timing, and character of distributions to shareholders. See Other Investment Policies and Risks for further information related to derivatives.

The Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.
Other Investment Policies and Risks
In addition to investing in equity securities of foreign companies, the Fund may make other kinds of investments to achieve its investment objective.
The Fund may invest in preferred stocks and convertible bonds. With preferred stocks, holders receive set dividends from the issuer; their claim on the issuer’s income and assets ranks before that of common-stock holders, but after that of bondholders. Convertible bonds can be converted into, or exchanged for, common stocks.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.
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The Fund may enter into foreign currency exchange forward contracts, which are a type of derivative. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Advisors of funds that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Fund's securities from falling in value as a result of risks other than unfavorable currency exchange movements. The Fund may also invest in equity futures and options contracts, which are types of derivatives.
Plain Talk About Derivatives
Derivatives can take many forms. Some forms of derivatives—such as exchange-traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. On the other hand, non-exchange-traded derivatives—such as certain swap agreements and foreign currency exchange forward contracts—tend to be more specialized or complex and may be more difficult to accurately value.

The Vanguard Group, Inc. (Vanguard) administers a small portion of the Fund's assets to facilitate cash flows to and from the Fund's advisors. The Fund may invest these assets in equity futures, which are a type of derivative, and/or shares of exchange-traded funds (ETFs), including Vanguard equity ETF Shares. These equity futures and ETFs typically provide returns similar to those of common stocks. The Fund may also purchase futures or ETFs when doing so will reduce the Fund's transaction costs or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares of other Vanguard funds are excluded when allocating to the Fund its share of the costs of Vanguard operations.
Cash Management
The Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.
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Redemption Requests
Methods used to meet redemption requests. Under normal circumstances, the Fund typically expects to meet redemptions with positive cash flows. When this is not an option, the Fund seeks to first meet redemptions from a cash or cash equivalent reserve. Alternatively, Vanguard may instruct the advisors to sell a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, the Fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that the Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. The Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, the Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Potential redemption activity impacts. At times, the Fund may experience adverse effects when certain large shareholders, or multiple shareholders comprising significant ownership of the Fund, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. This may result in the Fund distributing capital gains or other taxable income to non-redeeming shareholders. Large redemptions may also increase the Fund's transaction costs. Redemption activity can occur for many reasons, including shareholder reactions to market movements or other events unrelated to Vanguard’s actions, or when Vanguard makes product changes that, for example, may result in a shareholder redeeming shares of the Fund to purchase shares of another similar fund or investment vehicle. When experiencing large redemptions, the Fund reserves the right to pay all or part of the redemption in-kind and/or delay payment of the redemption proceeds for up to seven calendar days; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
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Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when an advisor believes that doing so is in the Fund's best interest, so long as the strategy or policy employed is consistent with the Fund's investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund's investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.
Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund
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shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.
See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
A precautionary note to investment companies: The Fund's shares are issued by a registered investment company, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 (the 1940 Act). SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement.
Turnover Rate
Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and
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replaced securities valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Fund and Vanguard
The Fund is a member of The Vanguard Group, Inc. (Vanguard), a family of over 200 funds. All of the funds that are members of Vanguard (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
Plain Talk About Vanguard’s Unique Corporate Structure
Vanguard is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisors
The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.
• ARGA Investment Management, LP, 1010 Washington Boulevard, 6th Floor, Stamford, CT 06901, is an investment management firm founded in 2010. As of October 31, 2022, ARGA managed approximately $8.9 billion in assets.

• Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112, is
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an investment management firm and wholly owned subsidiary of Lazard Freres & Co. LLC. As of October 31, 2022, Lazard managed approximately $171 billion in assets.

• Sprucegrove Investment Management Ltd., 181 University Ave., Suite 1300, Toronto, Ontario, Canada, MH5 3M7, is an investment management firm founded in 1993. As of October 31, 2022, Sprucegrove managed approximately $15.8 billion in assets.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the MSCI ACWI ex USA Index over the preceding 60-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.
For the fiscal year ended October 31, 2022, the aggregate advisory fee represented an effective annual rate of 0.16% of the Fund’s average net assets before a performance-based increase of less than 0.01%.
Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, Vanguard may provide investment advisory services to the Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking a similar SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.
For a discussion of why the board of trustees approved the Fund's investment advisory agreements, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.
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The managers primarily responsible for the day-to-day management of the Fund are:
A. Rama Krishna, CFA, Founder and Chief Investment Officer of ARGA. He has worked in investment management since 1987, has been with ARGA since 2010, and has co-managed a portion of the Fund since 2012. Education: B.A. (Honors) in Economics, St. Stephens College, University of Delhi; M.B.A. and M.A., University of Michigan.

Steven Morrow, CFA, Director of Research at ARGA. He has worked in investment management since 1993, has been with ARGA since 2010, and has co-managed a portion of the Fund since 2012. Education: B.S., University of New Hampshire; M.B.A., Cornell University.

Michael A. Bennett, CPA, Managing Director of Lazard. He has worked in investment management since 1987, has been with Lazard since 1992, and has co-managed a portion of the Fund since 2010. Education: B.S., New York University; M.B.A., University of Chicago.

Michael G. Fry, Managing Director of Lazard. He has worked in investment management since 1981, has been with Lazard since 2005, and has co-managed a portion of the Fund since 2010. Education: B.Sc., Flinders University.

Arjun Kumar, CFA, Chief Executive Officer, Portfolio Manager and Managing Director of Sprucegrove. He has worked in investment management since joining Sprucegrove in 2002, has managed investment portfolios since 2013, and has co-managed a portion of the Fund since 2020. Education: B.A. (Honors) in Economics and Commerce, University of Toronto; M.B.A., University of Toronto.

Shirley Woo, CFA, Portfolio Manager and Managing Director of Sprucegrove. She has worked in investment management since 1987, has managed investment portfolios since joining Sprucegrove in 1993, and has co-managed a portion of the Fund since 2020. Education: B.A., University of Toronto.
The Fund's Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.
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Dividends, Capital Gains, and Taxes
Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. From time to time, the Fund may also make distributions that are treated as a return of capital. Income and capital gains distributions, if any, generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year.
You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.
Plain Talk About Distributions
As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.
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• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income, for U.S. federal income tax purposes, your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.
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This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
Plain Talk About Buying a Dividend
Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19
(not counting market change). You still have only $5,000 (250 shares x $19 =
$4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.
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Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available from the principal exchange or market on which they are traded. Such securities are generally valued at their official closing price, the last reported sales price, or if there were no sales that day, the mean between the closing bid and asking prices. When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).
The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party as of the close of regular trading on the NYSE. The values of any mutual fund shares, including institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares or closed-end fund shares held by a fund are based on the market value of the shares.
A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign
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exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., natural disaster, economic or political news, interest rate change, act of terrorism). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities.
Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or a security does not trade in the course of a day and (2) the fund holds enough of the security that its price could affect the NAV.
Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.
The Fund has authorized certain financial intermediaries and their designees, and may, from time to time, authorize certain funds of funds for which Vanguard serves as the investment advisor (Vanguard Funds of Funds), to accept orders to buy or sell fund shares on its behalf. The Fund will be deemed to receive an order when accepted by the financial intermediary, its designee, or one of the Vanguard Funds of Funds, and the order will receive the NAV next computed by the Fund after such acceptance.
Vanguard fund share prices are published daily on our website at vanguard.com/prices.
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Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.
Vanguard International Value Fund
	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$43.76	$32.48	$36.63	$35.86	$39.26
Investment Operations
Net Investment Income[1]	1.019	1.091	.684	1.104	.950
Net Realized and Unrealized Gain (Loss) on Investments	(10.011)	10.824	(3.723)	1.669	(3.607)
Total from Investment Operations	(8.992)	11.915	(3.039)	2.773	(2.657)
Distributions
Dividends from Net Investment Income	(1.087)	(.635)	(1.111)	(.943)	(.743)
Distributions from Realized Capital Gains	(.721)	—	—	(1.060)	—
Total Distributions	(1.808)	(.635)	(1.111)	(2.003)	(.743)
Net Asset Value, End of Period	$32.96	$43.76	$32.48	$36.63	$35.86
Total Return[2]	-21.28%	36.91%	-8.69%	8.48%	-6.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,733	$15,219	$9,408	$10,360	$9,524
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.36%	0.35%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.56%	2.05%	3.15%	2.41%
Portfolio Turnover Rate	37%	33%	72%	38%	28%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.01%), (0.02%), (0.01%), and (0.01%).
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Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
Account Minimums
To open and maintain an account. $3,000. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility.
To add to an existing account. Generally $1.
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How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (Vanguard—46).
By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
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Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If applicable, orders by Vanguard Funds of Funds will be treated as received by the Fund at the same time that corresponding orders are received in proper form by the Vanguard Funds of Funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.
For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
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Other Purchase Rules You Should Know
Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.
By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
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How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.
Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated
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disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to
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complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard's policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Share certificates. Share certificates are no longer issued for Vanguard funds. Shares currently held in certificates cannot be redeemed, exchanged, or transferred (reregistered) until you return the certificates (unsigned) to Vanguard by registered mail.
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Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.
Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
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Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, Vanguard Small Business Online®, and certain transactions through intermediaries relating to systematic trades and required minimum distributions.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, Vanguard Digital Advisor™, and discretionary (advisor-directed) transactions through certain intermediaries.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
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• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares
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by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.
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Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
• Other information relating to the caller, the account owner, or the account.
Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Vanguard reserves the right, without notice, to revise the requirements for good order.
Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.
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Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.
Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.
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Account Service Fee
Vanguard may charge a $20 account service fee on fund accounts that have a balance below $1,000,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from fund accounts subject to the fee once per calendar year.
Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
Low-Balance Accounts
The Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to
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protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Shareholder Rights
The Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of Vanguard Trustees' Equity Fund (the Trust) that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the board of trustees determines not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact
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Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard International Value Fund twice a year, in June and December. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
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Vanguard reserves the right to change its policies without notice to shareholders.
Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
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Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
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Additional Information
The Fund's Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
Vanguard Fund	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Vanguard International Value Fund	5/16/1983	IntlVal	46	921939203

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2023 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
CFA® is a registered trademark owned by CFA Institute.
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Glossary of Investment Terms
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Cash Equivalent Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Common Stock. A security representing ownership rights in a corporation.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
Inception Date. The date on which the assets of a fund are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Fund's board of trustees and renegotiation with the lender syndicate on an annual basis.
Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
MSCI ACWI ex USA Index. An index that tracks stock markets in countries included in the MSCI EAFE Index plus Canada and a number of emerging markets, but excluding the United States.
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Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.
New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Price/Earnings (P/E) Ratio. The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Securities. Stocks, bonds, money market instruments, and other investments.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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For More Information
If you would like more information about Vanguard International Value Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people
with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the SEC
Reports and other information about the Fund are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Fund's Investment Company Act file number: 811-02968-99
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P 046 022023

Vanguard Emerging Markets Select Stock Fund
Prospectus
 February 27, 2023
Investor Shares
Vanguard Emerging Markets Select Stock Fund Investor Shares (VMMSX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2022.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $1,000,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.78%
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Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests mainly in equity securities of companies located in emerging markets. The Fund invests in small-, mid-, and large-capitalization companies and is expected to diversify its assets among companies located in emerging markets around the world. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks of companies located in emerging markets. A company is considered to be located in an emerging market if it is organized under the laws of, or has a principal office in, an emerging country; has a class of securities whose principal securities market is in an emerging country; derives 50% or more of its total revenue from goods produced, sales made, or services provided in one or more emerging countries; or maintains 50% or more of its assets in one or more emerging countries. The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of equity securities for the Fund.
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Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:
• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets.
• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.
• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.
• Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar
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investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of its benchmark index and another comparative index, which have investment characteristics similar to those of the Fund. FTSE Emerging Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI ex USA Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Emerging Markets Select Stock Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	23.39%	December 31, 2020
Lowest	-28.65%	March 31, 2020
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Average Annual Total Returns for Periods Ended December 31, 2022
	1 Year	5 Years	10 Years
Vanguard Emerging Markets Select Stock Fund Investor Shares
Return Before Taxes	-18.15%	-0.13%	2.05%
Return After Taxes on Distributions	-18.83	-0.86	1.52
Return After Taxes on Distributions and Sale of Fund Shares	-10.23	-0.04	1.62
FTSE Emerging Index (reflects no deduction for fees or expenses)	-17.23%	-0.18%	2.00%
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)	-16.00	0.88	3.80
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisors
Baillie Gifford Overseas Ltd. (Baillie Gifford)

Oaktree Fund Advisors, LLC (Oaktree)

Pzena Investment Management, LLC (Pzena)

Wellington Management Company LLP (Wellington Management)
Portfolio Managers
Andrew Stobart, Portfolio Manager at Baillie Gifford. He has co-managed a portion of the Fund since 2018.

Mike Gush, Partner of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford, and Portfolio Manager at Baillie Gifford. He has co-managed a portion of the Fund since 2018.

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Frank J. Carroll III, Managing Director and co-head of Emerging Markets Equities at Oaktree. He has co-managed a portion of the Fund since its inception in 2011.

Rakesh Bordia, Principal and Portfolio Manager at Pzena. He has co-managed a portion of the Fund since 2015.

Caroline Cai, CFA, Managing Principal and Portfolio Manager at Pzena. She has co-managed a portion of the Fund since its inception in 2011.

Allison Fisch, Principal and Portfolio Manager at Pzena. She has co-managed a portion of the Fund since its inception in 2011.

Mary Pryshlak, CFA, Senior Managing Director and Head of Investment Research at Wellington Management. She has managed a portion of the Fund since 2018.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $3,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisors do not pay financial intermediaries for sales of Fund shares.
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More on the Fund
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this     symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Plain Talk About Fund Expenses
All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated
in the Fees and Expenses section, Vanguard Emerging Markets Select Stock
Fund’s expense ratio would be 0.78%, or $7.80 per $1,000 of average net assets. The average expense ratio for emerging markets funds in 2021 was
1.28%, or $12.80 per $1,000 of average net assets (derived from data provided by Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the
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Fund’s investment objective is not fundamental and may be changed without a shareholder vote. The Fund may change its 80% policy only upon 60 days‘ notice to shareholders.
Market Exposure
The Fund invests primarily in the common stocks of companies located in emerging markets throughout the world, without regard for the size (capitalization) of the companies.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund‘s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

The Fund is subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting and recordkeeping systems; and greater political, social, and economic instability than developed markets. Additionally, information regarding companies located in emerging markets may be less available and less reliable, which can impede the ability to evaluate such companies.

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Plain Talk About International Investing
U.S. investors who invest in foreign securities will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments may not be subject to the same or similar auditing, legal, tax, regulatory, financial reporting, accounting, and recordkeeping standards and practices as U.S. companies and the U.S.
government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the United States.
Further, the imposition of economic or other sanctions on the United States by a foreign country, or on a foreign country or issuer by the United States, could impair a fund's ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities or obtain exposure to foreign securities and assets. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund‘s performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is subject to investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from global stock markets. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the global market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
9

Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of the Fund's investments and Fund performance.
Security Selection
The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of equity securities for the Fund. The advisors may consider emerging countries to be those included in the Fund’s benchmark index, the FTSE Emerging Index; countries classified as emerging economies by the World Bank; and other countries or markets with similar emerging characteristics. Each advisor will consider, among other things, a country’s political and economic stability and the development of its financial and capital markets when determining what constitutes an emerging market country. A company is considered to be located in an emerging market if it is organized under the laws of, or has a principal office in, an emerging country; has a class of securities whose principal securities market is in an emerging country; derives 50% or more of its total revenue from goods produced, sales made, or services provided in one or more emerging countries; or maintains 50% or more of its assets in one or more emerging countries. Equity securities may include common stock, preferred stock, depositary receipts, convertible securities, and rights to purchase common stock.

Each advisor employs active investment management methods, which means that securities are bought and sold according to the advisor's evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor uses a different process to select securities for its portion of the Fund's assets. The equity securities selected for the Fund will typically be from those emerging markets countries included in the FTSE Emerging Index. Each advisor will sell a security when, in the view of the advisor, it is no longer as attractive as an alternative investment or if the advisor deems it to be in the best interest of the Fund. Different advisors may reach different conclusions on the same security.

Wellington Management allocates assets to a team of Wellington Management’s investment professionals, who are primarily Global Industry Analysts (GIAs). The relative size of each analyst’s subportfolio of assets is roughly proportional to the relative weight of the analyst’s coverage universe in the Fund’s benchmark, the FTSE Emerging Index. Wellington Management employs a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. The advisor believes that the experience of covering the same companies over a period of many years provides the GIAs with in-depth knowledge of their coverage, which in turn leads to better and
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more timely decisions and increases their potential to produce superior results. The strategy combines a blend of investment disciplines, which diversifies investment style risk, as individual analysts have developed valuation methodologies that have proved most relevant to their particular industries. The country weights are determined by the stock selection process. The Wellington Management analysts communicate on a regular basis to discuss risk arising from overall portfolio-level country exposures.

Oaktree seeks to achieve attractive, risk-adjusted returns by investing in companies that are fundamentally undervalued and have catalysts to close their valuation gap. Oaktree’s investment process is driven by bottom-up stock selection and in-house research. The investment team researches industries, builds in-house models and values companies by searching for valuation anomalies and opportunities. This research is augmented with extensive travel to meet company management. Stocks are selected based on a combination of valuation, investment thesis, portfolio construction, and risk management. Oaktree’s investment process results in a diversified portfolio and limits exposure by country and industry in Oaktree's segment of the portfolio in order to avoid concentrated positions that could expose the portfolio to heightened risk. The portfolio will hold companies across all market capitalizations; less liquid companies will only be included in the portfolio if the advisor concludes that there is significant upside potential.

Baillie Gifford follows an investment approach based on making long-term investments in well-researched and well-managed businesses with above-average growth potential. Baillie Gifford analyzes a company’s ability to grow at an above-average rate by considering the industry in which it operates, any sustainable competitive advantages the company has within that industry, the ability of management to execute on the market opportunity before them, and whether the company can fund growth with internally generated cash flows. Baillie Gifford also considers the valuation of the company to understand the extent to which the market has already appreciated these factors. Historically, Baillie Gifford has been willing to pay a premium for companies it believes can deliver superior growth.

Pzena utilizes a deep-value approach to portfolio management that focuses on the most undervalued companies based on five-year price-to-normalized earnings. Pzena believes that this value philosophy works well in emerging markets because most investors ignore the cost side of the equation and focus only on growth. Because the companies that the advisor targets may be underperforming relative to their historical earnings, each undergoes an underwriting process to determine whether the problems are temporary or permanent.
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Stocks are considered for purchase if they meet the following criteria: (1) the company’s identified problems, if any, are temporary; (2) the company’s management has a viable strategy to generate a recovery in earnings; and (3) the range of outcomes has a positive skew in case the earnings recovery does not materialize. Pzena’s portfolio will be diversified among sectors and countries.
The ability of the advisor to purchase or dispose of certain Fund investments is or may be restricted or impaired because of limitations imposed by law, regulation, or by certain regulators or issuers. As a result, the advisor may be required to limit purchases or sell existing investments. If a Fund is required to limit its investment in a particular issuer, then the Fund may seek to obtain regulatory relief or ownership waivers. Other options a Fund may pursue include seeking to obtain economic exposure to that issuer through alternative means, such as through a derivative or through investment in a wholly owned subsidiary, both of which may be more costly than owning securities of the issuer directly. Ownership restrictions and limitations could result in unanticipated tax consequences to a Fund that may affect the amount, timing, and character of distributions to shareholders. See Other Investment Policies and Risks for further information related to derivatives.

The Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.
Other Investment Policies and Risks
In addition to investing in equity securities of companies located in emerging markets, the Fund may make other kinds of investments to achieve its investment objective.
The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.
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The Fund may enter into foreign currency exchange forward contracts, which are a type of derivative. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Advisors of funds that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Fund’s securities from falling in value as a result of risks other than unfavorable currency exchange movements. The Fund may also invest in stock futures, stock index futures, and options contracts, which are all types of derivatives.
Plain Talk About Derivatives
Derivatives can take many forms. Some forms of derivatives—such as exchange-traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. On the other hand, non-exchange-traded derivatives—such as certain swap agreements and foreign currency exchange forward contracts—tend to be more specialized or complex and may be more difficult to accurately value.

The Vanguard Group, Inc. (Vanguard) administers a small portion of the Fund‘s assets to facilitate cash flows to and from the Fund‘s advisors. The Fund may invest these assets in equity futures, which are a type of derivative, and/or shares of exchange-traded funds (ETFs), including Vanguard equity ETF Shares. These equity futures and ETFs typically provide returns similar to those of common stocks. The Fund may also purchase futures or ETFs when doing so will reduce the Fund's transaction costs or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares of other Vanguard funds are excluded when allocating to the Fund its share of the costs of Vanguard operations.
Cash Management
The Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.
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Redemption Requests
Methods used to meet redemption requests. Under normal circumstances, the Fund typically expects to meet redemptions with positive cash flows. When this is not an option, the Fund seeks to first meet redemptions from a cash or cash equivalent reserve. Alternatively, Vanguard may instruct the advisors to sell a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, the Fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that the Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. The Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, the Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Potential redemption activity impacts. At times, the Fund may experience adverse effects when certain large shareholders, or multiple shareholders comprising significant ownership of the Fund, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. This may result in the Fund distributing capital gains or other taxable income to non-redeeming shareholders. Large redemptions may also increase the Fund's transaction costs. Redemption activity can occur for many reasons, including shareholder reactions to market movements or other events unrelated to Vanguard’s actions, or when Vanguard makes product changes that, for example, may result in a shareholder redeeming shares of the Fund to purchase shares of another similar fund or investment vehicle. When experiencing large redemptions, the Fund reserves the right to pay all or part of the redemption in-kind and/or delay payment of the redemption proceeds for up to seven calendar days; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
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Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when an advisor believes that doing so is in the Fund's best interest, so long as the strategy or policy employed is consistent with the Fund's investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund's investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.
Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund
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shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.
See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
A precautionary note to investment companies: The Fund's shares are issued by a registered investment company, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 (the 1940 Act). SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement.
Turnover Rate
Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and
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replaced securities valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Fund and Vanguard
The Fund is a member of The Vanguard Group, Inc. (Vanguard), a family of over 200 funds. All of the funds that are members of Vanguard (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
Plain Talk About Vanguard’s Unique Corporate Structure
Vanguard is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisors
The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Fund’s board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

• Baillie Gifford Overseas Ltd., Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland, is an investment advisory firm founded in 1983. Baillie Gifford is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co., one of the largest independently owned investment management firms in the United Kingdom, manages money primarily
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for institutional clients. Baillie Gifford began managing a portion of the Fund in 2018. Baillie Gifford & Co. had assets under management that totaled approximately $253 billion as of October 31, 2022.

• Oaktree Fund Advisors, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071, is an investment advisory firm founded in 1995. Oaktree focuses on certain specialized investment areas, including emerging markets. As of October 31, 2022, Oaktree managed approximately $163 billion in assets.

• Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, NY 10022, is a global investment management firm founded in 1995. Pzena focuses exclusively on a deep value investment approach. Pzena is wholly owned by the partners of Pzena Investment Management, LLC, a Delaware limited liability company. As of October 31, 2022, Pzena managed approximately $47 billion in assets.

• Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210, a Delaware limited liability partnership, is an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of October 31, 2022, Wellington Management had investment management authority with respect to approximately $1.1 trillion in client assets.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the FTSE Emerging Index over the preceding 36-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.
For the fiscal year ended October 31, 2022, the aggregate advisory fee represented an effective annual rate of 0.52% of the Fund’s average net assets before a performance-based decrease of 0.04%.
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Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, Vanguard may provide investment advisory services to the Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking a similar SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.
For a discussion of why the board of trustees approved the Fund's investment advisory agreements, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.
The managers primarily responsible for the day-to-day management of the Fund are:
Andrew Stobart, Portfolio Manager at Baillie Gifford. He has worked in investment management since joining Baillie Gifford in 1991, has managed investment portfolios since 2001, and has co-managed a portion of the Fund since 2018. Education: M.A., University of Cambridge.

Mike Gush, Partner of Baillie Gifford & Co. and Portfolio Manager at Baillie Gifford. He has worked in investment management since joining Baillie Gifford in 2003, has managed investment portfolios since 2005, and has co-managed a portion of the Fund since 2018. Education: M.Eng., Durham University.

Frank J. Carroll III, Managing Director and co-head of Emerging Markets Equities at Oaktree. He has worked in investment management since 1990, has been with Oaktree since 1999, has managed investment portfolios since 2005, and has co-managed a portion of the Fund since its inception in 2011. Education: B.A., Fairfield University.

Rakesh Bordia, Principal and Portfolio Manager at Pzena. He has worked in investment management since 1995, has been with Pzena since 2007, has managed investment portfolios since 2015, and has co-managed a portion of the Fund since 2015. Education: B.Tech., the Indian Institute of Technology; M.B.A., the Indian Institute of Management.
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Caroline Cai, CFA, Managing Principal and Portfolio Manager at Pzena. She has worked in investment management since 1998, has managed investment portfolios for Pzena since 2007, and has co-managed a portion of the Fund since its inception in 2011. Education: B.A., Bryn Mawr College.

Allison Fisch, Principal and Portfolio Manager at Pzena. She has worked in investment management since 2001, has managed investment portfolios for Pzena since 2008, and has co-managed a portion of the Fund since its inception in 2011. Education: B.A., Dartmouth College.

Mary Pryshlak, CFA, Senior Managing Director and Head of Investment Research at Wellington Management. She has worked in investment management since 1994, joined Wellington Management in 2004, has managed investment portfolios since 2007, and has managed a portion of the Fund since 2018. Education: B.A., Rutgers College.
The Fund's Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.
Dividends, Capital Gains, and Taxes
Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. From time to time, the Fund may also make distributions that are treated as a return of capital. Income and capital gains distributions, if any, generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year.
You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.
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Plain Talk About Distributions
As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
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Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income, for U.S. federal income tax purposes, your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so. You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.
This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
Plain Talk About Buying a Dividend
Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19
(not counting market change). You still have only $5,000 (250 shares x $19 =
$4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

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General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.
Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
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Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available from the principal exchange or market on which they are traded. Such securities are generally valued at their official closing price, the last reported sales price, or if there were no sales that day, the mean between the closing bid and asking prices. When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).
The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party as of the close of regular trading on the NYSE. The values of any mutual fund shares, including institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares or closed-end fund shares held by a fund are based on the market value of the shares.
A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., natural disaster, economic or political news, interest rate change, act of terrorism). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities.
Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or a security does not trade in the course of a day and (2) the fund holds enough of the security that its price could affect the NAV.
Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.
The Fund has authorized certain financial intermediaries and their designees, and may, from time to time, authorize certain funds of funds for which Vanguard serves as the investment advisor (Vanguard Funds of Funds), to accept orders to buy or sell fund shares on its behalf. The Fund will be deemed to receive an order when accepted by the financial intermediary, its designee, or one of the Vanguard Funds of Funds, and the order will receive the NAV next computed by the Fund after such acceptance.
Vanguard fund share prices are published daily on our website at vanguard.com/prices.
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Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.
Vanguard Emerging Markets Select Stock Fund
	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$27.09	$22.18	$21.87	$19.68	$22.56
Investment Operations
Net Investment Income[1]	.715	.457	.298	.474[2]	.414
Net Realized and Unrealized Gain (Loss) on Investments	(8.724)	4.729	.483	2.208	(2.943)
Total from Investment Operations	(8.009)	5.186	.781	2.682	(2.529)
Distributions
Dividends from Net Investment Income	(.486)	(.276)	(.471)	(.492)	(.351)
Distributions from Realized Capital Gains	(1.175)	—	—	—	—
Total Distributions	(1.661)	(.276)	(.471)	(.492)	(.351)
Net Asset Value, End of Period	$17.42	$27.09	$22.18	$21.87	$19.68
Total Return[3]	-31.16%	23.44%	3.51%	13.96%	-11.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$629	$974	$670	$702	$564
Ratio of Total Expenses to Average Net Assets[4]	0.78%	0.84%	0.85%	0.93%	0.94%
Ratio of Net Investment Income to Average Net Assets	3.26%	1.65%	1.43%	2.25%[2]	1.85%
Portfolio Turnover Rate	41%	48%	52%	46%	76%

1	Calculated based on average shares outstanding.
2
Net investment income per share and the ratio of net investment income to average net assets include $0.071 and
0.34%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.04%), 0.02%, (0.01%), 0.07%, and 0.05%.
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Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
Account Minimums
To open and maintain an account. $3,000. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility.
To add to an existing account. Generally $1.
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How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (Vanguard—752).
By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
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Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If applicable, orders by Vanguard Funds of Funds will be treated as received by the Fund at the same time that corresponding orders are received in proper form by the Vanguard Funds of Funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.
For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
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Other Purchase Rules You Should Know
Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.
By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
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How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.
Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated
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disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to
31

complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard's policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
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Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.
Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
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Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, Vanguard Small Business Online®, and certain transactions through intermediaries relating to systematic trades and required minimum distributions.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, Vanguard Digital Advisor™, and discretionary (advisor-directed) transactions through certain intermediaries.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
34

• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that
35

intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.
Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
36

• Other information relating to the caller, the account owner, or the account.
Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Vanguard reserves the right, without notice, to revise the requirements for good order.
Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.
Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
37

Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.
Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.
Account Service Fee
Vanguard may charge a $20 account service fee on fund accounts that have a balance below $1,000,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from fund accounts subject to the fee once per calendar year.
Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
38

Low-Balance Accounts
The Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Shareholder Rights
The Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of Vanguard Trustees' Equity Fund (the Trust) that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when
39

considering the merits of the demand in the event that the board of trustees determines not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
40

Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard Emerging Markets Select Stock Fund twice a year, in June and December. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
Vanguard reserves the right to change its policies without notice to shareholders.
Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
41

Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
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Additional Information
The Fund's Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
Vanguard Fund	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Vanguard Emerging Markets Select Stock Fund	6/27/2011	EmgMktSelStk	752	921939500

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2023 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
CFA® is a registered trademark owned by CFA Institute.
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Glossary of Investment Terms
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Cash Equivalent Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Common Stock. A security representing ownership rights in a corporation.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
FTSE Emerging Index. A market-capitalization-weighted index representing large- and mid-cap stocks of companies located in emerging markets around the world.
Inception Date. The date on which the assets of a fund are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Fund's board of trustees and renegotiation with the lender syndicate on an annual basis.
MSCI ACWI ex USA Index. An index that tracks stock markets in countries included in the MSCI EAFE Index plus Canada and a number of emerging markets, but excluding the United States.
Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.
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New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Securities. Stocks, bonds, money market instruments, and other investments.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

Connect with Vanguard® ˃ vanguard.com
For More Information
If you would like more information about Vanguard Emerging Markets Select Stock Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people
with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the SEC
Reports and other information about the Fund are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Fund's Investment Company Act file number: 811-02968-99
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
P 752 022023

Vanguard Alternative Strategies Fund
Prospectus
 February 27, 2023
Investor Shares
Vanguard Alternative Strategies Fund Investor Shares (VASFX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2022.

Neither the Securities and Exchange Commission (SEC) nor the Commodity Futures Trading Commission (CFTC) have approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
The Fund seeks to generate returns that have low correlation with the returns of the stock and bond markets and seeks capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $1,000,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.18%
12b-1 Distribution Fee		None
Other Expenses
Dividend Expenses on Securities Sold Short	0.05%
Borrowing Expenses on Securities Sold Short	0.09%
Other Operating Expenses	0.12%
Total of Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.07%
Total Annual Fund Operating Expenses[1]		0.51%
1
Excluding borrowing and dividend expenses on securities sold short, the Total Annual Fund Operating Expenses are 0.37%.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to generate returns by utilizing several alternative strategies that, individually and collectively, are expected to have low correlation with traditional capital markets and that collectively are expected to have lower volatility than the overall U.S. stock market. The strategies are based on the advisor’s view regarding investable opportunities across capital markets. The Fund pursues strategies that include the following: long/short equity, event driven, fixed income relative value, currencies, commodity-linked investments, and equity index futures. The Fund will hold long and/or short positions within each strategy in an allocation that attempts to minimize market exposure, while attempting to capture attractive risk premiums identified by the advisor. The advisor expects that, over the long term, the assets underlying its long positions will outperform (appreciate more than or depreciate less than) the assets underlying its short positions.

The Fund implements these strategies by investing—either directly or indirectly through a wholly owned subsidiary—in a broad range of investments that may include, but are not limited to, the following: equities; fixed income instruments;

options; foreign currency exchange forward contracts; futures, including commodity, global equity index, and U.S. and foreign Treasury futures; and swaps.

The Fund seeks to generate absolute returns independent of market conditions, while managing volatility by combining strategies with different volatility patterns. The Fund is expected to utilize leverage in an attempt to match the expected risk profile of each individual strategy and the fund overall to a targeted level. A strategy will generate a positive return if stocks or other instruments held long (long positions) in the aggregate outperform stocks or other instruments sold short (short positions). This will happen if the long positions increase in value (appreciate) while the short positions decline in value (depreciate) or if the long positions appreciate more than, or depreciate less than, the short positions.

The Fund has adopted a risk methodology that targets a fixed range of volatility set by the advisor. This fixed range of volatility may change from time to time. The advisor will consider risk level of the individual strategies, composition of the portfolio, and market conditions when determining the fixed volatility range.

Although the Fund generally expects to maintain an approximate equal weighting among the strategies, the advisor may increase or decrease a strategy’s weighting within the Fund to a level deemed appropriate to further the Fund’s investment objective. In addition, the advisor may discontinue use of any of the strategies or add one or more new strategies if deemed to be in the best interests of the Fund.

The strategies employed by the Fund include:

• Long/Short Equity: The Fund may engage in strategies that seek to provide both long and short exposure to equity securities. This strategy involves simultaneously purchasing equities (e.g., U.S. and foreign stocks) the advisor expects to increase in value (i.e., investing long) and selling equities the advisor expects to decrease in value (i.e., short selling). This strategy may maintain overweightings in a variety of industry and sector exposures when seeking to capitalize on pricing inefficiencies between related equity securities. When taking a short position, the Fund sells a stock that it does not own and then borrows the stock from a third party to meet its settlement obligations. The Fund seeks to reduce the net exposure of the overall portfolio to general market movements and to minimize volatility by simultaneously engaging in long investing and short selling.

• Event Driven: The Fund may engage in event driven strategies, which seek to profit from investing in, and in some cases shorting, the securities (e.g., U.S. and foreign stocks) of a company based on the belief that a specific event or catalyst will affect the price of the company’s stock. This strategy attempts to capitalize on price discrepancies and returns generated by an impending corporate activity, such as an acquisition or merger. The advisor may also engage in this strategy using futures, forwards, or swaps. Foreign currency exchange forward contracts may be used to hedge currency risks presented by securities transactions. Swaps and futures may be used to create synthetic exposure to securities.

• Fixed Income Relative Value: The Fund may seek to profit by capitalizing on perceived mispricing of various liquid fixed income or interest rate-sensitive securities. This strategy will employ a variety of quantitative and qualitative methods to identify securities it believes are mispriced or display liquidity discrepancies based on historical, fundamental, or technical factors. The advisor may also engage in this strategy primarily using U.S. Treasury futures.

• Currencies: The Fund may utilize this strategy to benefit from expected currency movements across countries through the use of long and short foreign currency exchange forward contracts. The Fund seeks to benefit from premiums associated with selling currencies of countries with poor fundamental characteristics and purchasing currencies of countries with strong fundamental characteristics.

• Commodity-Linked Investments: The Fund may engage in investments that create both long and short exposure to commodities by using exchange-traded commodity futures contracts, commodity-linked swaps, or other commodity-linked investments. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund typically obtains exposure to commodities by investing a portion of its assets in a wholly owned subsidiary, which in turn invests in commodity-linked investments and fixed income securities. The Fund may also obtain exposure to commodities by investing directly in commodity-linked investments. Commodity-linked investments include commodity futures contracts, commodity-linked structured notes, commodity-linked swaps, exchange-traded commodity pools or funds, and other commodity-linked instruments.

• Equity Index Futures: The Fund may utilize long and short positions in global equity index futures to capture excess return opportunities. The Fund seeks to benefit from global differences in market and fundamental characteristics by buying equity index futures with strong characteristics and selling equity index futures with poor characteristics.
Principal Risks
An investment in the Fund could lose money over short, intermediate, or long periods of time. Returns may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies individually or collectively will succeed.

The Fund’s strategies involve the use of leverage, so its investment program may be considered speculative and is expected to involve considerable risks. The Fund could lose money at any time and may underperform the markets in which it invests during any given period, regardless of whether such markets rise or fall.

The Fund is subject to the risks described below. Each of these risks, alone or in combination with other risks, has the potential to hurt the Fund’s performance, sometimes significantly, and the level of risk may vary based on market conditions.
Absolute Return Investing Risk
Absolute return investing is complex and may involve greater risk than investing in a traditional portfolio of stocks, bonds, and cash. There is no guarantee that the performance of the Fund will have low correlation with the returns of traditional capital markets. It is possible that the Fund’s investment returns may converge with the investment returns of equity or fixed income markets during a period of declining stock prices, thereby eliminating the diversification benefit that the advisor expects from the strategies. During these times, the strategies’ correlations could increase, which in turn could increase the Fund’s overall volatility.
Manager Risk
The Fund is subject to manager risk, which is the chance that poor investment selections, poor asset allocation decisions, and/or poor strategy execution by the advisor will cause the Fund to fail to achieve its investment objective or to generate lower returns than would be achieved from different investment selections and/or asset allocation decisions. Poor investment selection by the advisor could also cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives. In addition, significant investment in the information technology sector subjects the Fund to proportionately higher exposure to the risks of that sector.

Derivatives Risk
The use of derivatives—such as futures contracts, foreign currency exchange forward contracts, swap agreements, options, and warrants—presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index, or reference rate. Derivative strategies often involve leverage, which may increase a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. In addition, regulators and futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control, in particular derivatives contracts. Some contract positions, such as commodity futures contracts, held by the Fund and/or the subsidiary may have to be liquidated at disadvantageous times or prices to avoid exceeding such position limits, which may adversely affect the Fund’s total return. The use of a derivative subjects the investor to the risk of nonperformance by the counterparty (i.e., counterparty risk), potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract.
Short-Selling Risk
Short-selling risk is the chance that the Fund will lose money in connection with its short sales of securities or other instruments. Short selling allows an investor to profit from declines in the prices of securities or other instruments. There is no guarantee that the price of the securities or other instruments will decline; in fact, it may rise. To generate cash to close out a short position, the Fund may have to sell a related long position at a disadvantageous time. The Fund’s loss on a short sale is potentially unlimited, because there is no limit on the price a security or instrument sold short could attain.
Commodity-Linked Investment Risk
The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments or investing indirectly in those investments through a wholly owned subsidiary organized under the laws of the Cayman Islands. These investments subject the Fund to risks associated with investments in commodities. Commodity futures trading is volatile and even a small movement in market prices could cause large losses. Commodity-linked investment risks include commodity futures trading risk, counterparty risk, derivatives risk, and tax risk. These risks are described under More on the Fund. Investment in a wholly owned subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These subsidiary-related risks are also described in more detail under More on the Fund. In particular, the subsidiary will not be organized as a mutual fund that is registered under any U.S. federal or state securities laws, including the Investment Company Act of 1940. The tax treatment of the Fund’s investment in the subsidiary may be adversely affected by changes in laws or regulations, or interpretations of existing laws or regulations, of the United States and/or the jurisdiction of the subsidiary.
Leverage Risk
Leverage risk is the chance that any leveraged losses will exceed the principal amount invested by the Fund. Returns from a leveraged investment have the potential to be more volatile than returns from traditional stock and bond investments, which exposes the Fund to heightened risks.
Stock Market Risk
The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
Currency Risk
The Fund is subject to currency risk, which is the chance that the Fund could suffer losses from currency-related investments. For example, if positions the Fund holds long decline in value and/or positions the Fund holds short increase in value, then the Fund could incur a loss. Currency prices can be highly volatile and trading currencies for non-hedging purposes is generally considered speculative and involves a high risk of a substantial loss of invested capital.
Liquidity Risk
The Fund is also subject to liquidity risk, which is the chance that the markets, assets, and instruments in which the Fund invests are, or may become, illiquid. There is no assurance that investments that were liquid when purchased will not suddenly become illiquid for an indefinite period of time.
Nondiversification Risk
The Fund is also subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. The Spliced Alternative Strategies Index reflects the performance of the FTSE 3-Month US T-Bill Index +4% through October 31, 2019, and the FTSE 3-Month Treasury Bill Index thereafter. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Alternative Strategies Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	5.22%	March 31, 2016
Lowest	-12.80%	March 31, 2020

Average Annual Total Returns for Periods Ended December 31, 2022
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Alternative Strategies Fund Investor Shares				8/11/2015
Return Before Taxes	2.25%	-1.33%	-0.11%
Return After Taxes on Distributions	1.02	-2.16	-0.91
Return After Taxes on Distributions and Sale of Fund Shares	1.41	-1.20	-0.28
Spliced Alternative Strategies Index (reflects no deduction for fees, expenses, or taxes)	1.50%	2.74%	3.34%
FTSE 3-Month Treasury Bill Index (Daily) (reflects no deduction for fees, expenses, or taxes)	1.50	1.25	0.99
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Manager
Fei Xu, CFA, Portfolio Manager at Vanguard. He has managed the Fund since 2017.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $50,000. The minimum investment amount required to add to an existing Fund account is generally $1. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

More on the Fund
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this     symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Plain Talk About Fund Expenses
All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated
in the Fees and Expenses section, Vanguard Alternative Strategies Fund’s expense ratio would be 0.51%, or $5.10 per $1,000 of average net assets, including borrowing and dividend expenses on short sales. Excluding borrowing and dividend expenses on short sales, Vanguard Alternative
Strategies Fund's expense ratio would be 0.37%, or $3.70 per $1,000 of average net assets. The average expense ratio for alternative multi-strategy funds in 2021 was 1.45%, or $14.50 per $1,000 of average net assets
(derived from data provided by Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Plain Talk About Absolute Return Investing
Conventional approaches to investing money seek to either track or exceed the performance of a particular asset or sub-asset class. An absolute return approach to investing, however, seeks capital appreciation over the long term while exhibiting low correlation with the returns of traditional capital markets.
During periods of falling or rising stock prices, an absolute return investment may generate returns that are markedly different from the returns of the stock market, for better or worse. Some absolute return strategies are designed to take advantage of disparities or inefficiencies in different markets or to benefit from cyclical relationships or special situations. Certain absolute return strategies may be designed to systematically capture risk premiums across the financial markets by offering risk transfer opportunities to market participants. Other absolute return strategies can be designed to capture mispricings across asset classes that have historically positive long-term returns while exhibiting low correlation with stock market returns.
Generally speaking, an absolute return approach to investing places a premium on manager insight, effective execution, and disciplined risk controls. Absolute return strategies can use a high degree of implicit or explicit leverage, which introduces the potential for a substantial loss of invested capital over short periods of time.

Absolute return investing is complex and may involve greater risk than investing in a traditional portfolio of stocks, bonds, and cash. There is no guarantee that the performance of the Fund will have low correlation with the returns of traditional capital markets. It is possible that the Fund’s investment returns may converge with the investment returns of equity or fixed income markets during a period of declining stock prices, thereby eliminating the diversification benefit that the advisor expects from the strategies. During these times, the strategies’ correlations could increase, which in turn could increase the Fund’s overall volatility.
Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

An investment in the Fund could lose money over short, intermediate, or long periods of time. Returns may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies individually or collectively will succeed.
Portfolio Construction
The Fund seeks to provide shareholders with an absolute return through investments in various alternative strategies. The Fund is constructed to provide returns that have low correlation with traditional capital markets. Therefore, the Fund’s strategies have been designed and selected to have minimal long-term correlation with each other. The Fund will seek to be invested across a broad range of markets. Each of the strategies is constructed using a bottom-up systematic process.

The advisor constructs each strategy individually then combines them into a single portfolio using a long-term strategic risk-weighting process. In general, the advisor’s portfolio construction process focuses on adding value through diversified risk weighting over the long term.

Although the Fund’s returns are designed to have low long-term correlation with traditional capital market returns on average over time, the Fund may experience periods of increased correlation and risk relative to capital markets. Although the Fund may simultaneously use one type of exposure in more than one strategy, the exposure will be independently selected to achieve the goal of the particular strategy. The advisor will attempt to mitigate risk through the allocation of assets among the strategies and through active monitoring of volatility, counterparties, and other risk measures.
Security Selection
Vanguard manages each strategy through the use of a continually evolving process that was developed and is managed by Vanguard’s Quantitative Equity Group. All potential enhancements to the process go through rigorous peer vetting and validation before being implemented. The advisor utilizes the resulting process to determine which securities and other instruments to buy long and sell short for the portfolio. The Fund’s investments may include, but are not limited to, the following: equities; fixed income instruments; options; foreign currency exchange forward contracts; futures, including commodity, global equity index, and U.S. and foreign Treasury futures; and swaps. The Fund gains exposure to these instruments either directly by investing in the instruments or indirectly by investing in a subsidiary that invests in the instruments.

The Fund may invest in selected other investments that the advisor believes have attractive expected risk/return characteristics and that are compatible with the existing strategies of the Fund.

The Fund is subject to manager risk, which is the chance that poor investment selections, poor asset allocation decisions, and/or poor strategy execution by the advisor will cause the Fund to fail to achieve its investment objective or to generate lower returns than would be achieved from different investment selections and/or asset allocation decisions. Poor investment selection by the advisor could also cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
The performance of the Fund depends on the net returns of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. If the Fund’s investment program is successful, however, the net returns of its long and short positions will produce long-term capital appreciation that reflects the quality of the advisor’s security selections, with less volatility than the U.S. stock market.

The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.
Plain Talk About Alternative Strategies Funds
What is an alternative strategies mutual fund? While there is no clear definition of “alternative” in the mutual fund space, an alternative strategies mutual fund is generally understood to be a fund whose principal investment strategy falls into one or more of the three following buckets: (1)
non-traditional asset classes (such as currencies), (2) non-traditional strategies (such as long/short equity positions), and/or (3) illiquid assets (such as private debt). These investment strategies generally seek to produce positive risk-adjusted returns (or alphas) that are not closely correlated to traditional investments or benchmarks. These investment strategies differ from those of traditional mutual funds that pursue long-only strategies in asset classes. It is possible for an alternative strategies mutual fund to experience considerable losses.

Market Exposure

• U.S. and Foreign Stocks

The Fund invests, to varying degrees, in large-, mid-, and small-capitalization stocks of companies in the United States, as well as in stocks of companies located in markets around the world. The Fund may hedge some of its currency exposure to foreign stocks in order to reduce volatility caused by changes in currency exchange rates.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

The Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Currency risk is the chance that the value of a foreign investment, including a derivative that provides exposure to a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
The advisor expects that much of the risks of investing in stocks will be offset through strategy construction, for example, taking short positions in stocks. That said, there is no guarantee that strategy construction will always be successful in reducing stock market risk.
• Bonds
The Fund may invest in instruments that provide exposure to fixed income markets, including U.S. Treasury futures, and to varying degrees, a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar. The Fund may hedge some of its currency exposure in order to reduce volatility caused by changes in currency rates. Fixed income investments may be used in furtherance of an investment strategy and also to enable the Fund to satisfy margin deposit, collateralization, and/or segregation obligations associated with its use of derivatives.

The Fund is subject to interest rate risk, which is the chance that prices of fixed income instruments, including, but not limited to, bonds and U.S. Treasury futures, will be affected by changes in interest rates. Increasing interest rates could cause positions of the long portfolio to decline in value, while decreasing interest rates could cause positions of the short portfolio to decline in value.
Plain Talk About Bonds and Interest Rates
As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price.
On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities—such as those guaranteed by the Government National Mortgage Association—as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk—the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this prepayment possibility, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity. In contrast, when interest rates rise, prepayments tend to slow down, subjecting mortgage-backed securities to extension risk—the possibility that homeowners will repay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by a fund and delay the fund’s ability to reinvest proceeds at higher interest rates, making the fund more sensitive to changes in interest rates.

The Fund is subject to credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the Fund’s return.

The Fund is subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund holding bonds will experience a decline in income when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk is generally higher for funds holding short-term bonds and lower for funds holding long-term bonds.

The Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. If the Fund holds a bond that is called, the Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is subject to country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies.

The Fund is subject, to a limited extent, to event risk, which is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.
Plain Talk About Bond Maturities
A bond is issued with a specific maturity date—the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk you, as a bond investor, will face as interest rates rise—but also the higher the potential yield you could receive. Longer-term bonds are generally more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income.
Shorter-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment. The stated maturity of a bond may differ from the effective maturity of a bond, which takes into consideration that an action such as a call or refunding may cause bonds to be repaid before their stated
maturity dates.

Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of the Fund's investments and Fund performance.

Commodity-linked investment risk is the risk associated with obtaining commodity exposure by investing directly in commodity-linked investments or investing indirectly in those investments through a wholly owned subsidiary. Commodity-linked investment risks include commodity futures trading risk, counterparty risk, derivatives risk, and tax risk.
Commodity-Linked Investment Risk
The Fund may allocate a portion of its assets to investments that create long or short exposure to commodities (e.g., commodity futures). Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets.
The Fund intends to obtain exposure to commodities primarily through investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands, which in turn invests in commodity-linked investments and fixed income securities. The Fund’s ownership of the subsidiary exposes it to the same risks as if it were invested directly in the assets owned by the subsidiary. The Fund may also invest directly in certain types of commodity-linked investments. The Fund’s direct and indirect commodity-linked investments may include commodity futures contracts, commodity-linked swaps, exchange-traded commodity pools or funds, and other commodity-linked instruments. The subsidiary’s fixed income investments include, but are not limited to, cash instruments, money market instruments, and short-term bonds. Fixed income investments provide liquidity for the subsidiary and may serve as margin or collateral for the subsidiary’s commodity-linked investments.

Subsidiary investment risk includes the risk that because a subsidiary is not registered under any U.S. federal or state securities laws, it does not offer the same investor protections available to shareholders of registered investment companies.
The subsidiary, which is managed by Vanguard, will not be organized as a mutual fund that is registered under any U.S. federal or state securities laws, including the Investment Company Act of 1940 (1940 Act), and is therefore not subject to all the investor protections of the 1940 Act.
There is no assurance that the Fund will be permitted to continue to invest indirectly in commodity-linked investments through the subsidiary. Changes in the laws or regulations, or interpretations of existing laws or regulations, of the

United States and/or the jurisdiction of the subsidiary could limit the Fund’s ability to invest in the subsidiary, impact the way in which the subsidiary operates, increase the subsidiary’s expenses, or otherwise adversely affect the Fund and/or the subsidiary. Moreover, the changes may be retroactive. For example, the subsidiary intends to operate in a manner that the Fund’s qualifying income requirement is met under current U.S. tax law. However, there is no assurance that future changes in this law, or interpretations of this law, will not adversely affect the Fund. Also, although the subsidiary is not expected to owe income or other taxes in its jurisdiction of organization, if that jurisdiction’s tax laws were changed and the subsidiary was required to pay taxes, the Fund’s investment returns may decrease. Because Vanguard receives asset-based fees from the subsidiary for services provided to the subsidiary, Fund assets invested in the subsidiary are excluded when allocating to the Fund its share of the costs of Vanguard operations.

Tax risk is the chance that the Fund's commodity-linked investments could adversely affect the Fund’s regulated investment company status.
The Fund’s ability to make direct and indirect investments in some of the commodity-related investments previously described, including in the wholly owned subsidiary, is limited by the Fund’s intention to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended (the IRC), including the requirement that 90% of the Fund’s gross income for each taxable year constitute “qualifying income.” As a RIC, the Fund also may not invest more than 25% of its assets in the subsidiary.
The Fund generally intends to gain direct or indirect exposure to the commodity markets through investments that generate qualifying income by investing directly in commodity-linked investments the Fund believes give rise to qualifying income or by investing indirectly in commodity-linked investments through the subsidiary. In addition, the subsidiary will be operated in a manner that is intended to enable the Fund to comply with the IRC requirements applicable to RICs. However, if the Fund does not appropriately limit its investments in the subsidiary or in commodity-related investments, or if the investments (or the income earned on the investments) are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. Moreover, any recharacterization of these investments (or the income earned on the investments) may be retroactive. If the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be subject to Fund-level taxation, reducing the amount of income available for distribution to shareholders and reducing the net asset value of its shares.

Subsidiary manager risk is the chance that poor strategy execution will cause the subsidiary to fail to achieve its investment objective.
The subsidiary’s success will depend on the advisor’s ability to successfully invest in commodity-linked investments, such as commodity futures and commodity-linked swaps, and to invest the subsidiary’s assets in a combination of other fixed income investments. The subsidiary is subject to the risk that it will not be successful in executing this strategy, and there is no guarantee that the subsidiary will achieve its investment objective. The subsidiary could lose money at any time.
Plain Talk About Commodities
Commodities are raw materials used to create the goods that consumers buy. They include a wide range of physical assets, such as agricultural products, livestock, precious metals, energy products, and industrial metals.
Commodities can be purchased for immediate delivery (“on the spot”), delivery within a specific time period in the future under the terms of a futures contract, or utilizing a swap agreement. An exchange-traded commodity futures contract provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Unlike equity securities, futures contracts, by their terms, have stated expirations, and at a specified time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out a position in the expiring contract and establish a new position in the contract for the next delivery month. This process is referred to as “rolling.” An investor will profit from rolling a futures contract if the cost for the new contract is lower than the cost of the expiring contract. Conversely, an investor will lose money by rolling a futures contract if the cost for the new contract is higher than the cost of the expiring contract. A commodity swap agreement is an agreement between two parties, each a counterparty, to exchange payments at specified dates on the basis of a specified amount with the payments calculated in reference to a specific commodity asset or index. The payments will be the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. The swap agreement may be privately negotiated and entered into in the over-the-counter market or may be cleared through a clearinghouse and traded on an exchange or swap execution facility.

Commodity futures trading risk is the chance that the Fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity futures. Commodity futures trading is volatile, and even a small movement in market prices could cause large losses.
The prices of commodity futures are subject to change based on various factors, including, but not limited to, the following: lack of liquidity; global supply and demand for commodities; disorderly markets; limitations on deliverable supplies; the participation of hedgers and speculators; domestic and foreign interest rates and investors’ expectations concerning interest rates; domestic and foreign inflation rates and investors’ expectations concerning inflation rates; investment and trading activities of institutional investors; global or regional political, economic, or financial events and situations; government regulation and intervention; technical and operational or system failures; nuclear accident; terrorism; and natural disasters.
Derivatives Risk
The Fund may invest in derivatives only if the expected risks and rewards of the derivatives are consistent with the investment objective, policies, strategies, and risks of the Fund as disclosed in this prospectus.

Derivatives risk is the risk associated with the use of futures contracts, options on futures contracts, options on securities, swap agreements, warrants, forward contracts, and other derivatives. Investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.
Losses involving certain derivatives can sometimes be substantial or even greater than the principal amount invested—in part because a relatively small price movement in such derivatives may result in an immediate and substantial loss to the investor. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying securities, assets, reference rates, or indexes. The market for many derivatives is, or can suddenly become, illiquid, which may result in significant, rapid, and unpredictable changes in the prices for derivatives.
The use of certain derivatives subjects the investor to counterparty risk, which is the risk of nonperformance by the counterparty, potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract. There are typically contractual remedies that may be pursued under a derivatives agreement in the event of default by a counterparty. The Fund and the subsidiary each expects to hold margin or collateral to secure the obligations of a counterparty in an effort to mitigate this risk.
Plain Talk About Derivatives
Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Some forms of derivatives—such as exchange-traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. On the other hand, non-exchange-traded derivatives—such as certain swap agreements and foreign currency exchange forward contracts—tend to be more specialized or complex and may be less liquid and more difficult to accurately value.

Liquidity risk is the chance that the markets, assets, and instruments in which the Fund invests are, or may become, illiquid.
The advisor expects that the Fund generally will seek to invest in liquid markets, assets, and instruments, although the Fund may have the ability to invest a portion of its assets in markets, assets, or instruments that are or may become illiquid. There is no assurance that investments that were liquid when purchased will not suddenly become illiquid for an indefinite period of time.
Short-Selling Risk
The Fund’s use of short sales in combination with its long positions may not be successful and may result in greater losses or lower returns than if the Fund held only long positions. For example, it is possible that the instruments the Fund holds long will underperform (appreciate less than or depreciate more than) the instruments it holds short, resulting in losses to the Fund. Any gain from a short position may be partially or totally offset by a decline in a long position, or vice versa.

Plain Talk About Equity Short Sales
A short sale of an equity security is the sale of a security that the seller does not own. In order to deliver the security to the purchaser, the short seller borrows the security, typically from a broker-dealer or an institutional investor, for a fee. The short seller later closes out the position by returning the security to the lender, typically by purchasing the same security on the open market. A short sale theoretically carries the risk of an unlimited loss, because the price of the underlying security could increase without limit, thus increasing the cost of buying that security to cover the short position. In addition, there can be no assurance that the security needed to cover a short position will be available for purchase. Also, the purchase of a security to close out the short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Short selling is often used to profit from an expected downward price movement in a security.

Short-selling risk is the chance that the Fund will lose money in connection with its short sales of securities or other instruments.
Short selling allows an investor to profit from declines in the prices of securities or other instruments the investor does not own. To engage in an equity short sale, the Fund sells a security that it does not own and borrows, for a fee, securities to meet its settlement obligation. There is no guarantee that the price of the borrowed securities will decline; in fact, it may rise. Short selling of equity securities involves higher transaction costs than long-only investing and, therefore, could offset any gains and increase any losses. To generate cash to close out a short position, the Fund may have to sell a related long position at disadvantageous times to produce cash to unwind a short position. The Fund's loss on a short sale is theoretically unlimited, because there is no limit on the price appreciation a borrowed security or instrument sold short could attain.

Plain Talk About Short Sale Borrowing and Dividend Expenses
The Fund engages in short selling as a principal investment strategy. A short sale occurs when the Fund sells a stock it does not own and then borrows the stock from a lender in order to settle the transaction. When the Fund sells short, it will normally incur two types of expenses—borrowing expenses and dividend expenses—both of which increase the Fund’s expense ratio.

In connection with the short sale, the Fund may receive income or be charged a fee on borrowed stock. This income or fee is calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. The net amounts of income or fees are recorded as “interest income” (for net income received)
or “borrowing expense on securities sold short” (for net fees charged) on the
Fund’s Statement of Operations.

The Fund incurs dividend expenses until the borrowed stock is returned to the lender. These expenses are paid to the lender of the stock and are based upon the amount of any dividends declared on the stock. Having sold the borrowed stock, the Fund does not itself collect the dividends, and thus has a net expense payable to the lender. This payment is recorded as “dividend expense on securities sold short” on the Fund’s financial statements. Short sale dividend expenses generally reduce the market value of the stock by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the stock sold short.

Leverage Risk

Leverage risk is the chance that any leveraged losses will exceed the principal amount invested by the Fund. Returns from a leveraged investment have the potential to be more volatile than returns from traditional stock and bond investments, which exposes the Fund to heightened risks.
Leverage exists when an investor has the right to a return on a total investment amount that exceeds the cash amount the investor contributed to the investment. Leverage magnifies the effect of gains and losses. The Fund’s losses from its leveraged investments could be considerable.

Leverage-financing risk is the chance that the Fund will be unable to access and maintain financing sufficient to leverage its investments to targeted levels.

The Fund will require the use of leverage in order for its strategies to reach targeted volatility levels. It is possible that the prime broker or other counterparties that finance the leverage employed by the Fund may not be able or willing to provide the level of financing that the advisor believes is required to achieve its volatility targets.
Currency Risk

Currency risk is the chance that the Fund could suffer losses from currency-related investments. For example, if positions the Fund holds long decline in value and/or positions the Fund holds short increase in value, then the Fund could incur a loss. Currency prices can be highly volatile and trading currencies for non-hedging purposes is generally considered speculative and involves a high risk of a substantial loss of invested capital.
Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, impositions of currency controls, devaluation of a currency by a country’s government or banking authority, or political developments in the United States or abroad.
The ability of the advisor to purchase or dispose of certain Fund investments is or may be restricted or impaired because of limitations imposed by law, regulation, or by certain regulators or issuers. As a result, the advisor may be required to limit purchases or sell existing investments. If a Fund is required to limit its investment in a particular issuer, then the Fund may seek to obtain regulatory relief or ownership waivers. Other options a Fund may pursue include seeking to obtain economic exposure to that issuer through alternative means, such as through a derivative or through investment in a wholly owned subsidiary, both of which may be more costly than owning securities of the issuer directly. Ownership restrictions and limitations could result in unanticipated tax consequences to a Fund that may affect the amount, timing, and character of distributions to shareholders. See Other Investment Policies and Risks for further information related to derivatives.
Other Investment Policies and Risks
Although the Fund actively allocates its assets principally among some combination of equities; fixed income instruments; options; foreign currency exchange forward contracts; futures, including commodity, global equity index, and U.S. and foreign Treasury futures; and swaps, the Fund may make other kinds of investments to achieve its investment objective.

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by the Fund without limit.

The Fund may invest a portion of its assets in shares of stock or bond exchange-traded funds (ETFs). ETFs provide returns similar to those of stocks or bonds. The Fund may purchase ETFs when doing so will reduce the Fund’s transaction costs, facilitate cash management, mitigate risk, or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares of other Vanguard Funds are excluded when allocating to the Fund its share of the costs of Vanguard operations.
Cash Management
The Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.
Redemption Requests
Methods used to meet redemption requests. Under normal circumstances, the Fund typically expects to meet redemptions with positive cash flows. When this is not an option, the Fund seeks to maintain its risk exposure by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, the Fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that the Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. The Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, the Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Potential redemption activity impacts. At times, the Fund may experience adverse effects when certain large shareholders, or multiple shareholders comprising significant ownership of the Fund, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. This may result in the Fund distributing capital gains or other taxable income to non-redeeming shareholders. Large redemptions may also increase the Fund's transaction costs. Redemption activity can occur for many reasons, including shareholder reactions to market movements or other events unrelated to Vanguard’s actions, or when Vanguard makes product changes that, for example, may result in a shareholder redeeming shares of the Fund to purchase shares of another similar fund or investment vehicle. When experiencing large redemptions, the Fund reserves the right to pay all or part of the redemption in-kind and/or delay payment of the redemption proceeds for up to seven calendar days; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund's best interest, so long as the strategy or policy employed is consistent with the Fund's investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund's investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
A precautionary note to investment companies: The Fund's shares are issued by a registered investment company, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 (the 1940 Act). SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement.
Turnover Rate
Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Fund and Vanguard
The Fund is a member of The Vanguard Group, Inc. (Vanguard), a family of over 200 funds. All of the funds that are members of Vanguard (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
Plain Talk About Vanguard’s Unique Corporate Structure
Vanguard is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisor
The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2022, Vanguard served as advisor for approximately $5.9 trillion in assets. Vanguard provides investment advisory services to the Fund pursuant to the Funds’ Service Agreement and subject to the supervision and oversight of the trustees and officers of the Fund.
For the fiscal year ended October 31, 2022, the advisory expenses represented an effective annual rate of 0.02% of the Fund’s average net assets.
Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, Vanguard may provide investment advisory services to the Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking a similar SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.

For a discussion of why the board of trustees approved the Fund's investment advisory arrangement, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.
The manager primarily responsible for the day-to-day management of the Fund is:
Fei Xu, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has managed investment portfolios since 2017, and has managed the Fund since 2017. Education: B.S., Peking University; M.S., University of California, Los Angeles; M.B.A., Duke University.
The Fund's Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.
Dividends, Capital Gains, and Taxes
Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. From time to time, the Fund may also make distributions that are treated as a return of capital. Income and capital gains distributions, if any, generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year.
You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.

Plain Talk About Distributions
As a shareholder, you are entitled to your portion of a fund’s income from interest, dividends, and other sources as well as capital gains from the fund’s sale of investments. Income consists of, among other things, the dividends that the fund earns from any stock holdings and the interest it receives from any bond investments. Capital gains are realized whenever the fund sells investments for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the investments for one year or less or for more than one year.

Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
Plain Talk About Buying a Dividend
Unless you are investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as
“buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.
Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available from the principal exchange or market on which they are traded. Such securities are generally valued at their official closing price, the last reported sales price, or if there were no sales that day, the mean between the closing bid and asking prices. Debt securities held by a fund are valued based on information furnished by an independent pricing service or market quotations. When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).

The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party as of the close of regular trading on the NYSE. The values of any mutual fund shares, including institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares or closed-end fund shares held by a fund are based on the market value of the shares.
A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., natural disaster, economic or political news, interest rate change, act of terrorism). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities.
Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or a security does not trade in the course of a day and (2) the fund holds enough of the security that its price could affect the NAV. A fund may use fair-value pricing with respect to its fixed income securities on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day).
Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.
The Fund has authorized certain financial intermediaries and their designees and may, from time to time, authorize certain funds of funds for which Vanguard serves as the investment advisor (Vanguard Funds of Funds), to accept orders to buy or sell fund shares on its behalf. The fund will be deemed to receive an order when accepted by the financial intermediary, its designee, or one of the Vanguard Funds of Funds, and the order will receive the NAV next computed by the Fund after such acceptance.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.

Vanguard Alternative Strategies Fund
	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.00	$17.15	$22.23	$20.41	$20.46
Investment Operations
Net Investment Income (Loss)[1]	.055	(.042)	.023	.252	.197
Payment from Affiliate	.092	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.251	.020	(3.835)	1.828	(.143)
Total from Investment Operations	.398	(.022)	(3.812)	2.080	.054
Distributions
Dividends from Net Investment Income	(.278)	(.128)	(.385)	(.260)	(.104)
Distributions from Realized Capital Gains	—	—	(.883)	—	—
Total Distributions	(.278)	(.128)	(1.268)	(.260)	(.104)
Net Asset Value, End of Period	$17.12	$17.00	$17.15	$22.23	$20.41
Total Return[2]	2.38%[3]	-0.12%	-18.17%	10.30%	0.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100	$137	$306	$297	$320
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[4,5]	0.51%[6]	1.28%	0.78%	0.79%[6]	0.66%[6]
Net of Dividend and Borrowing Expense on Securities Sold Short	0.37%[6]	0.35%	0.34%	0.38%[6]	0.33%[6]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	(0.25)%	0.12%	1.18%	0.93%
Portfolio Turnover Rate	112%	166%	173%	157%	131%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Payment received from an affiliate increased the fund's total return by 0.68%. See Note B in the Notes to Financial Statements.
4	Includes dividend expense on securities sold short of 0.05%, 0.37%, 0.44%, 0.41% and 0.33%, respectively.
5	Includes borrowing expense on securities sold short of 0.09%, 0.56%, 0.00%, 0.00%, and 0.00%, respectively.
6
The ratio of total expenses to average net assets for the periods ended 2022, 2019, and 2018, net of reduction from custody fee offset arrangement for total expenses and net of dividend and borrowing expense on securities sold short, was 0.51% and 0.37%, 0.74% and 0.33%, and 0.65% and 0.32%, respectively.

Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
If you are an intermediary who would like to open and maintain an account in the Fund, please note that Vanguard will require your written agreement to provide certain information about fund distributions to your clients on a periodic basis. Intermediaries who establish fund accounts without a written agreement may be prevented from making additional investments in those accounts. If you are an intermediary, please call Vanguard for instructions before you open an account in the Fund.

Account Minimums
To open and maintain an account. $50,000. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares.
To add to an existing account. Generally $1.
How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (Vanguard—1298).

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If applicable, orders by Vanguard Funds of Funds will be treated as received by the Fund at the same time that corresponding orders are received in proper form by the Vanguard Funds of Funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Purchase Rules You Should Know
Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.

By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.

Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard's policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, Vanguard Small Business Online®, and certain transactions through intermediaries relating to systematic trades and required minimum distributions.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, Vanguard Digital Advisor™, and discretionary (advisor-directed) transactions through certain intermediaries.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.

• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
• Other information relating to the caller, the account owner, or the account.
Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Vanguard reserves the right, without notice, to revise the requirements for good order.
Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.
Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.

Account Service Fee
Vanguard may charge a $20 account service fee on fund accounts that have a balance below $1,000,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from fund accounts subject to the fee once per calendar year.
Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
Low-Balance Accounts
The Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Shareholder Rights
The Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of Vanguard Trustees' Equity Fund (the Trust) that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the board of trustees determines not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact

Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard Alternative Strategies Fund twice a year, in June and December. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
Vanguard reserves the right to change its policies without notice to shareholders.

Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.

Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies

Additional Information
The Fund's Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
Vanguard Fund	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Vanguard Alternative Strategies Fund	8/11/2015	VanAltStrat	1298	921939609

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2023 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
CFA® is a registered trademark owned by CFA Institute.

Related Performance
Previously, the advisor managed an account (“Related Account”) with investment objectives, policies, and strategies that were substantially similar to those of the Fund. The Related Account, however, was not subject to the investment limitations, diversification requirements, and other restrictions of the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected performance results. The Related Account ceased operations on July 31, 2015.
The performance of the Related Account does not represent the past performance of the Fund, and you should not consider the performance of the Related Account as indicative of the future performance of the Fund. The performance of the Fund may be greater than or less than the performance of the Related Account due to, among other things, the number of holdings in and composition of the Fund’s portfolio, as well as the asset size and cash flow differences between the Fund and the Related Account.
Annual Total Returns of Related Account
The following bar chart and table set forth the performance of the Related Account, calculated net of actual fees and expenses. The bar chart shows how the performance of the Related Account has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Related Account compare with those of relevant market indexes. Keep in mind that the Related Account’s past performance does not indicate how the Fund will perform in the future.
Annual Total Returns — Related Account

The year-to-date return as of July 31, 2015, was 3.02%.
During the periods shown in the bar chart, the highest return for a calendar quarter was 8.68% (quarter ended March 31, 2012), and the lowest return for a quarter was –3.64% (quarter ended March 31, 2014).

Average Annual Total Returns for Periods Ended July 31, 20151
	1 Year	5 Years	Since Inception (Sep. 10, 2009)
Related Account	4.69%	5.76%	5.28%
Comparative Indexes (reflect no deduction for fees or expenses)
Citigroup 3-Month U.S.Treasury Bill Index (Daily)	0.02%	0.05%	0.06%
Standard & Poor’s 500 Index	11.21	16.24	15.00
1 The Related Account was closed as of July 31, 2015.

Glossary of Investment Terms
Absolute Return Investing. An investment strategy that seeks capital appreciation over the long term while exhibiting low correlation with the returns of traditional capital markets (e.g., U.S. stock market).
Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money the bondholder lends it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.
Borrowing Expense on Securities Sold Short. A fee charged by a fund’s broker when a fund sells a stock short. This fee is calculated on a daily basis, based upon the market value of the stock sold short and a variable rate that is dependent upon the availability of the stock.
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Cash Equivalent Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Commodities. Bulk goods or raw materials, such as agricultural products, livestock, precious metals, energy products, and industrial metals. Commodities can be purchased for immediate delivery (“on the spot”) or delivery on a future date under a standardized agreement.
Commodity Futures Contract. A legally binding agreement for the purchase or sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price.
Common Stock. A security representing ownership rights in a corporation.
Correlation. The relationship between two variables, such as the relationship between the prices of stocks and bonds. Investments that are positively correlated have prices that tend to move in the same direction at the same time, while investments that are negatively correlated have prices that tend to move in opposite directions at the same time. Investments with low correlation have prices that tend to move independently of each other.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

Dividend Expense on Securities Sold Short. The amount of money that a fund is required to pay to a lender of stock that the fund has sold short when a dividend has been declared on the stock.
Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.
Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower may pay a fixed, variable, or floating rate of interest.
FTSE 3-Month Treasury Bill Index. An index that tracks the daily performance of 3-month U.S. Treasury bills.
Inception Date. The date on which the assets of a fund are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Investment-Grade Bond. A debt security whose credit quality is considered by independent bond rating agencies, or through independent analysis conducted by a fund's advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Fund's board of trustees and renegotiation with the lender syndicate on an annual basis.
Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Nominal Return. The total return of an investment without taking into account the expected impact of inflation.
Principal. The face value of a debt instrument or the amount of money put into an investment.
Record Date. The date used to determine who is eligible to receive a fund’s next distribution of dividends or capital gains.
Real Return. The total return of an investment when reduced to take into account the expected impact of inflation.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Short Sale. A transaction in which a fund sells a stock it does not own and then borrows the stock from a lender in order to settle the transaction. A fund will engage in short sales when its advisor believes that the price of the stock will decline or underperform.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

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Connect with Vanguard® ˃ vanguard.com
For More Information
If you would like more information about Vanguard Alternative Strategies Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the SEC
Reports and other information about the Fund are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Fund's Investment Company Act file number: 811-02968-99
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
P 1298 022023

Vanguard Commodity Strategy Fund
Prospectus
 February 27, 2023
Admiral™ Shares
Vanguard Commodity Strategy Fund Admiral Shares (VCMDX)

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2022.

Neither the Securities and Exchange Commission (SEC) nor the Commodity Futures Trading Commission (CFTC) have approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
The Fund seeks to provide broad commodities exposure and capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $1,000,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.21%
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Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s advisor employs an active investment management approach to invest the Fund’s assets in commodity-linked investments, which are backed by a portfolio of inflation-linked investments and other fixed income securities.

Commodities are real assets, including, but not limited to, agricultural products, livestock, precious and industrial metals, and energy products. The Fund invests in instruments that create long and short exposure to commodities, including commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments. Particular commodity-linked investments may not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of the Fund’s benchmark index or any other commodity market index.

The Fund intends to gain exposure to commodities by investing in a wholly owned subsidiary organized under the laws of the Cayman Islands (the
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subsidiary), which in turn invests in commodity-linked investments and fixed income securities. The Fund may also invest directly in commodity-linked investments. The Fund will generally not invest more than 25% of its assets in the subsidiary.

The Fund invests the remainder of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may also invest in other fixed income securities, such as cash or cash equivalent investments and short-term bonds. At a minimum, all bonds purchased by the Fund will be investment-grade, or, if unrated, will be considered by the advisor to be investment-grade. The Fund’s fixed income investments may provide liquidity for the Fund or serve as margin or collateral for its commodity-linked investments.

The Fund’s use of certain commodity-linked investments is expected to have a leveraging effect on the Fund.
Principal Risks
An investment in the Fund could lose money over short, intermediate, or long periods of time. Returns may vary substantially over time, and there can be no guarantee that the Fund will achieve its investment objective or that its investment strategy will succeed.

The Fund’s investment strategy involves the use of leverage, so its investment program may be considered speculative and is expected to involve considerable risks. The Fund could lose money at any time and may underperform the commodities markets during any given period, regardless of whether such markets rise or fall.

The Fund is subject to the risks described below. Each of these risks, alone or in combination with other risks, has the potential to hurt the Fund’s performance, sometimes significantly, and the level of risk may vary based on market conditions.
• Commodity-linked investment risk, which is the chance that the Fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity investments. The commodities markets are volatile, and even a small movement in market prices could cause large losses. Prices of commodity-linked investments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated by the Fund’s advisor.
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• Derivatives risk. The Fund’s direct and indirect commodity-linked investments—such as commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments—subject the Fund to risks associated with derivatives. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying commodity or index. Derivative strategies often involve leverage, which may increase a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying commodity or index. Also, a liquid market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. In addition, regulators and futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control in particular derivative contracts. Some contract positions, such as commodity futures contracts, held by the Fund and/or the subsidiary may have to be liquidated at disadvantageous times or prices to avoid exceeding such position limits, which could adversely affect the Fund’s total return. The use of a derivative subjects the investor to the risk of nonperformance by the counterparty (i.e., counterparty risk), potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract.
• Tax risk, which is the chance that the Fund’s commodity-linked investments could adversely affect the Fund’s status as a regulated investment company.
• Inflation-linked investment risks. The Fund’s annual income distributions are likely to fluctuate considerably. Under certain conditions, the Fund may not have any income to distribute. Overall, investors can expect income fluctuations to be high for the Fund. The Fund is also subject to interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa.
• Other fixed income investment risks. To the extent that the Fund invests in other fixed income securities, such as cash instruments or short-term bonds, the Fund is subject to income risk, credit risk, and call risk. These risks are described in the More on the Fund section of this prospectus.
• Subsidiary investment risk. The Fund is subject to risks associated with subsidiary investments. In particular, because the subsidiary is not organized as a mutual fund and is not registered under any federal or state securities laws (including the Investment Company Act of 1940), it does not offer the same investor protections available to shareholders of registered investment
4

companies. In addition, the tax treatment of the Fund’s investment in the subsidiary may be adversely affected by changes in the laws or regulations, or interpretations of existing laws or regulations, of the United States and/or the jurisdiction of the subsidiary. The Fund’s ownership of the subsidiary subjects it to the same risks as if it were invested directly in the assets owned by the subsidiary. Risks associated with the subsidiary’s underlying investments have been described elsewhere in this prospectus and include commodity-linked investment risk, derivatives risk, tax risk, inflation-linked investment risks, other fixed income investment risks, and manager risk.
• Leverage risk, which is the chance that any leveraged losses will exceed the principal amount invested by the Fund. Returns from a leveraged investment have the potential to be more volatile than returns from traditional stock and bond investments, which exposes the Fund to heightened risks.
• Manager risk, which is the chance that poor investment selection and/or poor strategy execution will cause the Fund and/or the subsidiary to fail to achieve its investment objective or generate lower returns than would be achieved from different investment selections. Poor investment selection by the advisor could also cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
• Liquidity risk, which is the chance that the markets, assets and instruments in which the Fund invests are, or may become, illiquid. There is no assurance that investments that were liquid when purchased will not suddenly become illiquid for an indefinite period of time.
• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the instruments of particular issuers as compared with diversified mutual funds.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes)
5

does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Commodity Strategy Fund Admiral Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	23.98%	March 31, 2022
Lowest	-21.02%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2022
	1 Year	Since Fund Inception	Fund Inception Date
Vanguard Commodity Strategy Fund Admiral Shares			6/25/2019
Return Before Taxes	13.96%	15.65%
Return After Taxes on Distributions	8.11	10.48
Return After Taxes on Distributions and Sale of Fund Shares	8.22	9.92
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)	16.09%	11.41%
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
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Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
Fei Xu, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2019.
Joshua C. Barrickman, CFA, Principal of Vanguard and co-head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Fund since its inception in 2019.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Admiral Shares is $50,000. The minimum investment amount required to add to an existing Fund account is generally $1. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
7

More on the Fund
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this     symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Plain Talk About Fund Expenses
All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated
in the Fees and Expenses section, Vanguard Commodity Strategy Fund’s expense ratio would be 0.21%, or $2.10 per $1,000 of average net assets.
The average expense ratio for commodities general funds in 2021 was
1.20%, or $12.00 per $1,000 of average net assets (derived from data provided by Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote,
8

unless those strategies or policies are designated as fundamental. Note that the Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

An investment in the Fund could lose money over any period of time. Returns may vary significantly over time, and there is no guarantee that the Fund will achieve its investment objective or that its investment strategy will succeed.
Market Exposure
The Fund seeks to provide broad commodities exposure and capital appreciation. To achieve this objective, the Fund’s advisor employs an active investment management approach to invest the Fund’s assets, either directly or indirectly through a wholly owned subsidiary, in commodity-linked investments. The Fund’s commodity-linked investments are backed by a portfolio of inflation-linked investments and other fixed income securities.

• Commodity-Linked Investments
Commodities are real assets, including, but not limited to, agricultural products, livestock, precious and industrial metals, and energy products. The Fund does not invest in physical commodities, but rather in instruments that create both long and short exposure to commodities. These instruments include commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, or other commodity-linked derivative instruments. Particular commodity-linked investments may not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of the Fund’s benchmark index or any other commodity market index.

The Fund is subject to commodity-linked investment risk, which is the chance that the Fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity investments. The commodities markets are volatile, and even a small movement in market prices could cause large losses. Prices of commodity-linked investments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated by the Fund’s advisor.
9

Plain Talk About Commodities
Commodities are raw materials used to create the goods that consumers buy. They include a wide range of physical assets, such as agricultural products, livestock, precious metals, energy products, and industrial metals.
Commodities can be purchased for immediate delivery (“on the spot”), delivery within a specific time period in the future under the terms of a futures contract, or utilizing a swap agreement. An exchange-traded commodity futures contract provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Unlike equity securities, futures contracts, by their terms, have stated expirations, and at a specified time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out a position in the expiring contract and establish a new position in the contract for the next delivery month. This process is referred to as “rolling.” An investor will profit from rolling a futures contract if the cost for the new contract is lower than the cost of the expiring contract. Conversely, an investor will lose money by rolling a futures contract if the cost for the new contract is higher than the cost of the expiring contract. A commodity swap agreement is an agreement between two parties, each a counterparty, to exchange payments at specified dates on the basis of a specified amount with the payments calculated in reference to a specific commodity asset or index. The payments will be the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. The swap agreement may be privately negotiated and entered into in the over-the-counter market or may be cleared through a clearinghouse and traded on an exchange or swap execution facility.

The prices of commodity-linked investments are subject to change based on various factors, including, but not limited to, the following: lack of liquidity; global supply and demand for commodities; disorderly markets; limitations on deliverable supplies; the participation of hedgers and speculators; domestic and foreign interest rates and investors’ expectations concerning interest rates; domestic and foreign inflation rates and investors’ expectations concerning inflation rates; investment and trading activities of institutional investors; global or regional political, economic, or financial events and situations; government regulation and intervention; technical and operational or system failures; nuclear accident; terrorism; and natural disasters.
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The Fund gains exposure to commodities primarily by investing in a wholly owned subsidiary organized under the laws of the Cayman Islands (the subsidiary), which in turn invests in commodity-linked investments and fixed income securities. The Fund may also invest directly in commodity-linked investments. The subsidiary’s fixed income investments may include, but are not limited to, inflation-indexed securities, cash and cash equivalent investments, money market instruments, or other short-term instruments. Fixed income investments provide liquidity for the subsidiary and may serve as margin or collateral for the subsidiary’s commodity-linked investments. The Fund’s ownership of the subsidiary exposes it to the same risks as if it were invested directly in the assets owned by the subsidiary.

The Fund is subject to subsidiary investment risk, which is the risk that because the subsidiary is not registered under any federal or state securities laws, it does not offer the same investor protections available to shareholders of registered investment companies.
The subsidiary is not organized as a mutual fund, i.e., it is not registered under any federal or state securities laws, including the Investment Company Act of 1940 (1940 Act), and therefore is not subject to the investor protections of the 1940 Act.
There is no assurance that the Fund will be permitted to continue to invest indirectly in commodity-linked investments through the subsidiary. Changes in the laws or regulations, or interpretations of existing laws or regulations, of the United States and/or the jurisdiction of the subsidiary could limit the Fund’s ability to invest in the subsidiary, impact the way in which the subsidiary operates, increase the subsidiary’s expenses, or otherwise adversely affect the Fund and/or the subsidiary. Moreover, the changes may be retroactive. For example, the subsidiary intends to operate in a manner that the Fund’s qualifying income requirement is met under current U.S. tax law. However, there is no assurance that future changes in this law, or interpretations of this law, will not adversely affect the Fund. Also, although the subsidiary is not expected to owe income or other taxes in its jurisdiction of organization, if that jurisdiction’s tax laws were changed and the subsidiary was required to pay taxes, the Fund’s investment returns may decrease. Because Vanguard receives asset-based fees from the subsidiary for services provided to the subsidiary, Fund assets invested in the subsidiary are excluded when allocating to the Fund its share of the costs of Vanguard’s operations.

Tax risk is the chance that the Fund’s commodity-linked investments could adversely affect the Fund’s regulated investment company status.
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The Fund’s ability to make direct and indirect investments in commodity-linked investments, including in the subsidiary, is limited by the Fund’s intention to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended (the IRC), including the requirement that 90% of the Fund’s gross income for each taxable year constitute “qualifying income.” Additionally, as a RIC, the Fund may not invest more than 25% of its assets in the subsidiary.
The Fund generally intends to gain direct or indirect exposure to the commodities markets through investments that generate qualifying income under the IRC by investing directly in commodity-linked investments the Fund believes give rise to qualifying income, or by investing indirectly in commodity-linked investments through the subsidiary. However, if the Fund does not appropriately limit its investments in the subsidiary or in commodity-linked investments, or if the investments (or the income earned on the investments) are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. Moreover, any recharacterization of these investments (or the income earned on these investments) may be retroactive. If the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be subject to Fund-level taxation, reducing the amount of income available for distribution to shareholders and reducing the net asset value of its shares.

Subsidiary manager risk is the chance that poor strategy execution will cause the subsidiary to fail to achieve its investment objective.
The subsidiary’s success will depend on its advisor’s ability to successfully invest in commodity-linked investments, such as commodity futures and commodity-linked total return swaps, and a combination of fixed income investments. The subsidiary is subject to the risk that it will not be successful in executing this strategy, and there is no guarantee that the subsidiary will achieve its investment objective. The subsidiary could lose money at any time.

The Fund’s direct and indirect commodity-linked investments—such as commodity-linked total return swaps, commodities futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments—subject the Fund to risks associated with derivatives. Investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying commodities or assets.
Losses involving certain derivatives can sometimes be substantial or even greater than the principal amount invested—in part because a relatively small price movement in such derivatives may result in an immediate and substantial
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loss to the investor. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying securities, assets, reference rates, or indexes. The market for many derivatives is, or can suddenly become, illiquid, which may result in significant, rapid, and unpredictable changes in the prices for derivatives.
The use of certain derivatives subjects the investor to counterparty risk, which is the risk of nonperformance by the counterparty, potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract. There are typically contractual remedies that may be pursued under a derivatives agreement in the event of default by a counterparty. The Fund and the subsidiary each expect to hold margin or collateral to secure the obligations of a counterparty in an effort to mitigate this risk.
Plain Talk About Derivatives
Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Some forms of derivatives—such as exchange-traded futures and options on securities, commodities, or indexes—have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold and whose market values are determined and published daily. On the other hand, non-exchange-traded derivatives—such as certain swap agreements and foreign currency exchange forward contracts—tend to be more specialized or complex and may be less liquid and more difficult to accurately value.

Liquidity risk is the chance that the markets, assets, and instruments in which the Fund invests are, or may become, illiquid.
The advisor expects that the Fund generally will seek to invest in liquid markets, assets, and instruments, although the Fund may have the ability to invest a portion of its assets in markets, assets, or instruments that are or may become illiquid. There is no assurance that investments that were liquid when purchased will not suddenly become illiquid for an indefinite period of time.

The Fund’s use of commodity-linked derivative instruments is expected to have a leveraging effect on the Fund.
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Leverage risk is the chance that any leveraged losses will exceed the principal amount invested by the Fund. Returns from a leveraged investment have the potential to be more volatile than returns from traditional stock and bond investments, which exposes the Fund to heightened risks.
Leverage exists when an investor has the right to a return on a total investment amount that exceeds the cash amount the investor contributed to the investment. Leverage magnifies the effect of gains and losses. The Fund’s losses from its leveraged investments could be considerable.

Leverage-financing risk is the chance that the Fund will be unable to access and maintain financing sufficient to leverage its investments to targeted levels.
It is possible that the prime broker or other counterparties that finance the leverage employed by the Fund may not be willing or able to provide the level of financing that the advisor believes is required to implement the Fund’s investment strategy.
• Inflation-Linked and Other Fixed Income Investments
The Fund’s commodity-linked investments are backed by a portfolio of inflation-linked investments and other fixed income securities. These investments include inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may also invest in other fixed income securities, such as cash or cash equivalent investments, short-term bonds, or other debt securities.
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Plain Talk About Inflation-Indexed Securities
Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (IIS) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature of an IIS. Even though historically the general price level for goods and services has risen each year, there have been periods when the general price level for goods and services has dropped (as measured by the Consumer Price Index
(CPI). Importantly, for shareholders of U.S. government issued inflation-indexed securities, during such a period of deflation, the
U.S. Treasury has guaranteed that it will repay at least the face value of the securities. However, if an IIS is purchased by a fund at a premium, a deflationary period could cause the fund to experience a loss.

Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects
IIS valuations throughout the month of March. In addition, the inflation index used is the nonseasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the nonseasonally adjusted index can cause a fund’s income level to fluctuate.

The Fund is subject to income fluctuations. The Fund’s annual income distributions are likely to fluctuate considerably. In fact, under certain conditions, the Fund may not have any income to distribute. Overall, investors can expect income fluctuations to be high for the Fund.
Although fluctuations in the Fund's annual income distributions are expected to be high, distributions should provide an income yield that adjusts with inflation. In periods of extreme deflation, the Fund may have no income to distribute. If prices throughout the economy decline, the principal and income of an IIS will decline and could result in losses for the Fund.
Changes in interest rates can affect bond income as well as bond prices.
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Plain Talk About Inflation-Indexed Securities and Interest Rates
Interest rates on conventional bonds have two primary components: a “real”
yield and an increment that reflects investor expectations of future inflation.
By contrast, interest rates on an IIS are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real interest rates to influence the price of an IIS. A rise in real interest rates will cause the price of an IIS to fall, while a decline in real interest rates will boost the price of an IIS.

The Fund is subject to interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa.
Plain Talk About Real Returns
Inflation-indexed securities are designed to provide a “real rate of return”—a return after adjusting for the impact of inflation. Inflation—a rise in the general price level—erodes the purchasing power of an investor’s portfolio.
For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors should be conscious of both the nominal and the real returns on their investments. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

At a minimum, all bonds in which the Fund invests will be rated investment-grade, or, if unrated, will be considered by the advisor to be investment-grade.

The Fund may be subject to credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline.
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Plain Talk About Credit Quality
A bond’s credit quality rating is an assessment of the issuer’s ability to pay interest on the bond and, ultimately, to repay the principal. The lower the credit quality, the greater the perceived chance that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond’s credit quality, the higher its yield should be to compensate investors for assuming additional risk.

To the extent that the Fund invests in other fixed income investments, such as cash instruments, short-term bonds, or other debt securities, the Fund is subject to income risk and call risk.

The Fund may be subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund holding bonds will experience a decline in income when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk is generally higher for funds holding short-term bonds than for funds holding long-term bonds.

The Fund may be subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. If the Fund holds a bond that is called, the Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of the Fund's investments and Fund performance.
Security Selection
Vanguard manages the Fund through the use of a continually evolving process that was developed and is managed by Vanguard’s Quantitative Equity Group. All potential enhancements to the process go through rigorous vetting and validation before being implemented. The portfolio managers use the resulting process to determine which instruments to buy long and sell short for the portfolio.
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The Fund is subject to manager risk, which is the chance that poor investment selections and/or poor strategy execution by the advisor will cause the Fund to fail to achieve its investment objective or to generate lower returns than would be achieved from different investment selections. Poor investment selection by the advisor could also cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.
While the Fund predominantly holds long positions, the Fund’s performance depends on the net returns of its long and short positions. It is possible for the Fund to experience a net loss across all positions. If the Fund’s investment program is successful, however, the net returns of its long and short positions will produce long-term capital appreciation.

The Fund is subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the instruments of particular issuers as compared with diversified mutual funds.
Other Investment Policies and Risks
In addition to investing in commodity-linked investments, inflation-linked investments, and other fixed income securities, the Fund may make other kinds of investments to achieve its investment objective.
The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by the Fund without limit.

The Fund may invest a portion of its assets in fixed income futures, which are a type of derivative, and/or shares of exchange-traded funds (ETFs). These fixed income futures and ETFs typically provide returns similar to those of bonds. The Fund may purchase fixed income futures or ETFs when doing so will reduce the Fund‘s transaction costs, facilitate cash management, mitigate risk, or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF Shares of other
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Vanguard funds. Fund assets invested in ETF Shares of other Vanguard Funds are excluded when allocating to the Fund its share of the costs of Vanguard operations.
Cash Management
The Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.
Redemption Requests
Methods used to meet redemption requests. Under normal circumstances, the Fund typically expects to meet redemptions with positive cash flows. When this is not an option, the Fund seeks to maintain its risk exposure by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, the Fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that the Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. The Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, the Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Potential redemption activity impacts. At times, the Fund may experience adverse effects when certain large shareholders, or multiple shareholders comprising significant ownership of the Fund, redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. This may result in the Fund distributing capital gains or other taxable income to non-redeeming shareholders. Large redemptions may also increase the Fund's transaction costs. Redemption activity can occur for many reasons, including shareholder
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reactions to market movements or other events unrelated to Vanguard’s actions, or when Vanguard makes product changes that, for example, may result in a shareholder redeeming shares of the Fund to purchase shares of another similar fund or investment vehicle. When experiencing large redemptions, the Fund reserves the right to pay all or part of the redemption in-kind and/or delay payment of the redemption proceeds for up to seven calendar days; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund's best interest, so long as the strategy or policy employed is consistent with the Fund's investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund's investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.
Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
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Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.
See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
A precautionary note to investment companies: The Fund's shares are issued by a registered investment company, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 (the 1940 Act). SEC Rule 12d1-4 under the 1940 Act permits registered investment
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companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement.
Turnover Rate
Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Fund and Vanguard
The Fund is a member of The Vanguard Group, Inc. (Vanguard), a family of over 200 funds. All of the funds that are members of Vanguard (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
Plain Talk About Vanguard’s Unique Corporate Structure
Vanguard is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

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Investment Advisor
The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group and its Fixed Income Group. As of October 31, 2022, Vanguard served as advisor for approximately $5.9 trillion in assets. Vanguard provides investment advisory services to the Fund pursuant to the Funds’ Service Agreement and subject to the supervision and oversight of the trustees and officers of the Fund.
For the fiscal year ended October 31, 2022, the advisory expenses represented an effective annual rate of 0.01% of the Fund’s average net assets.
Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, Vanguard may provide investment advisory services to the Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking a similar SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.
For a discussion of why the board of trustees approved the Fund's investment advisory arrangement, see the most recent annual report to shareholders covering the fiscal year ended October 31.
The managers primarily responsible for the day-to-day management of the Fund are:
Fei Xu, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2004, has managed investment portfolios since 2017, and has co-managed the Fund since its inception in 2019. Education: B.S., Peking University; M.S., University of California, Los Angeles; M.B.A., Duke University.
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Joshua C. Barrickman, CFA, Principal of Vanguard and co-head of Vanguard’s Fixed Income Indexing Americas. He has been with Vanguard since 1998, has worked in investment management since 1999, has managed investment portfolios since 2005, and has co-managed the Fund since its inception in 2019. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.
The Fund's Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.
Dividends, Capital Gains, and Taxes
Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. From time to time, the Fund may also make distributions that are treated as a return of capital. Income and capital gains distributions, if any, generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year. However, the special tax treatment applicable to the Fund’s investments in inflation-indexed bonds increases the Fund’s risk of overdistributing income and paying a return of capital for the year.

You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.
Plain Talk About Distributions
As a shareholder, you are entitled to your portion of a fund’s income from interest as well as capital gains from the fund’s sale of investments. Income consists of, among other things, interest the fund earns from its fixed income investments. Capital gains are realized whenever the fund sells investments for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the investments for one year or less or for more than one year.

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Plain Talk About Return of Capital
Return of capital is the portion of a distribution representing the return of your original investment in a fund. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. During periods of deflation, the fund’s inflation-indexed bonds may experience a downward adjustment in their value. These downward adjustments can partially or entirely offset, or more than offset, the income earned on the bonds. Under certain circumstances, these downward adjustments could require the fund to reclassify a portion of the income dividends previously distributed to shareholders as return of capital.

Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any income distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.
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• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Income dividends and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state’s rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
Plain Talk About Buying a Dividend
Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19
(not counting market change). You still have only $5,000 (250 shares x $19 =
$4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
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Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.
Invalid addresses. If an income distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares.
Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. When a fund determines that pricing-service information or market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).
The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party as of the close of regular trading on the NYSE. The values of any mutual fund shares, including
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institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares or closed-end fund shares held by a fund are based on the market value of the shares.
A fund also may use fair-value pricing on bond market holidays when the fund is open for business (such as Columbus Day and Veterans Day). Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.
The Fund has authorized certain financial intermediaries and their designees and may, from time to time, authorize certain funds of funds for which Vanguard serves as the investment advisor (Vanguard Funds of Funds), to accept orders to buy or sell fund shares on its behalf. The fund will be deemed to receive an order when accepted by the financial intermediary, its designee, or one of the Vanguard Funds of Funds, and the order will receive the NAV next computed by the Fund after such acceptance.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.
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Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.
Vanguard Commodity Strategy Fund
	Year Ended October 31,			June 25, 2019[1] to October 31,
For a Share Outstanding Throughout Each Period	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.85	$24.32	$24.83	$25.00
Investment Operations
Net Investment Income[2]	1.474	.890	.265	.143
Net Realized and Unrealized Gain (Loss) on Investments	.751	11.774	(.620)	(.313)
Total from Investment Operations	2.225	12.664	(.355)	(.170)
Distributions
Dividends from Net Investment Income	(8.385)	(.134)	(.155)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(8.385)	(.134)	(.155)	—
Net Asset Value, End of Period	$30.69	$36.85	$24.32	$24.83
Total Return[3]	9.80%	52.30%	-1.45%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,994	$1,686	$373	$207
Ratio of Total Expenses to Average Net Assets	0.21%[4]	0.20%	0.20%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	4.47%	2.79%	1.15%	1.65%[5]
Portfolio Turnover Rate	47%	15%	38%	7%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
5	Annualized.
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Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
Account Minimums
To open and maintain an account. $50,000. Institutional clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares.
To add to an existing account. Generally $1.
How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
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Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (Vanguard—517).
By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days
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that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If applicable, orders by Vanguard Funds of Funds will be treated as received by the Fund at the same time that corresponding orders are received in proper form by the Vanguard Funds of Funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.
For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Purchase Rules You Should Know
Admiral Shares. Admiral Shares generally are not available for SIMPLE IRAs and Vanguard Individual 401(k) Plans.
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Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.
By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
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How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.
Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated
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disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to
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complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard’s policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
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Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.
Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
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Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, Vanguard Small Business Online®, and certain transactions through intermediaries relating to systematic trades and required minimum distributions.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, Vanguard Digital Advisor™, and discretionary (advisor-directed) transactions through certain intermediaries.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
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• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that
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intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.
Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
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• Other information relating to the caller, the account owner, or the account.
Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Vanguard reserves the right, without notice, to revise the requirements for good order.
Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.
Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
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Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.
Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.
Account Service Fee
Vanguard may charge a $20 account service fee on fund accounts that have a balance below $1,000,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from fund accounts subject to the fee once per calendar year.
Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
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Low-Balance Accounts
The Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Shareholder Rights
The Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of Vanguard Trustees' Equity Fund (the Trust) that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when
43

considering the merits of the demand in the event that the board of trustees determines not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
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Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard Commodity Strategy Fund twice a year, in June and December. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
Vanguard reserves the right to change its policies without notice to shareholders.
Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
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Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
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Additional Information
The Fund's Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
Vanguard Fund	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Vanguard Commodity Strategy Fund
Admiral Shares	6/25/2019	VgComSgyAdm	517	921939708

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2023 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
CFA® is a registered trademark owned by CFA Institute.
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Glossary of Investment Terms
Bloomberg Commodity Index Total Return. An index composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index, a widely tracked benchmark for the commodities market, with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money the bondholder lends it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Cash Equivalent Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Commodities. Bulk goods or raw materials, such as agricultural products, livestock, precious metals, energy products, and industrial metals. Commodities can be purchased for immediate delivery (“on the spot”) or delivery on a future date under a standardized agreement.
Commodity Futures Contract. A legally binding agreement for the purchase or sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price.
Common Stock. A security representing ownership rights in a corporation.
Correlation. The relationship between two variables, such as the relationship between the prices of stocks and bonds. Investments that are positively correlated have prices that tend to move in the same direction at the same time, while investments that are negatively correlated have prices that tend to move in opposite directions at the same time. Investments with low correlation have prices that tend to move independently of each other.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
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Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.
Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower may pay a fixed, variable, or floating rate of interest.
Inception Date. The date on which the assets of a fund are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Investment-Grade Bond. A debt security whose credit quality is considered by independent bond rating agencies, or through independent analysis conducted by a fund's advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Fund's board of trustees and renegotiation with the lender syndicate on an annual basis.
Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.
New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Nominal Return. The total return of an investment without taking into account the expected impact of inflation.
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Principal. The face value of a debt instrument or the amount of money put into an investment.
Record Date. The date used to determine who is eligible to receive a fund’s next distribution of dividends or capital gains.
Real Return. The total return of an investment when reduced to take into account the expected impact of inflation.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.
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Connect with Vanguard® ˃ vanguard.com
For More Information
If you would like more information about Vanguard Commodity Strategy Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the SEC
Reports and other information about the Fund are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Fund's Investment Company Act file number: 811-02968-99
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
P 517 022023

PART B
VANGUARD® TRUSTEES‘ EQUITY FUND
STATEMENT OF ADDITIONAL INFORMATION
February 27, 2023
This Statement of Additional Information is not a prospectus but should be read in conjunction with a Fund’s current prospectus (dated February 27, 2023). To obtain, without charge, a prospectus or the most recent Annual Report to Shareholders, which contains the Fund’s financial statements as hereby incorporated by reference, please contact The Vanguard Group, Inc. (Vanguard).
Phone: Investor Information Department at 800-662-7447
Online: vanguard.com
TABLE OF CONTENTS
Description of the Trust
Vanguard Trustees’ Equity Fund (the Trust) currently offers the following funds and share classes (identified by ticker symbol):
Share Classes[1]
Vanguard Fund[2]	Investor	Admiral
Vanguard Diversified Equity Fund	VDEQX	—
Vanguard International Value Fund	VTRIX	—
Vanguard Emerging Markets Select Stock Fund	VMMSX	—
Vanguard Alternative Strategies Fund	VASFX	—
Vanguard Commodity Strategy Fund	—	VCMDX
Vanguard Global Environmental Opportunities Stock Fund	VEOIX	VEOAX
1
Individually, a class; collectively, the classes.
2
Individually, a Fund; collectively, the Funds.
A separate Statement of Additional Information dated November 2, 2022, which relates to Vanguard Global Environmental Opportunities Stock Fund, can be obtained free of charge by contacting Vanguard.

The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.
Each Fund offers only one class of shares. Throughout this document, any references to “class” indicate how a Fund would operate if, in the future, the Fund issued more than one class of shares.
Organization
The Trust was organized as a Maryland corporation in 1979, was reorganized as a Pennsylvania statutory trust in 1984, and then was reorganized as a Delaware statutory trust in 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard/Trustees’ Equity Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. All Funds within the Trust, other than Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund, are classified as diversified within the meaning of the 1940 Act. Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund are classified as nondiversified within the meaning of the 1940 Act.
Service Providers
Custodians. JPMorgan Chase Bank, N.A., 383 Madison Avenue, New York, NY 10179 (for the Diversified Equity Fund and International Value Fund) and State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111 (for the Alternative Strategies Fund, Commodity Strategy Fund, and Emerging Markets Select Stock Fund) serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign subcustodians or foreign securities depositories.
Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.
Transfer and Dividend-Paying Agent. The Funds' transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.
Characteristics of the Funds' Shares
Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than those described in the Fund’s current prospectus and elsewhere in this Statement of Additional Information. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.
Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of a Fund generally will not be personally liable for payment of the Fund’s debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.
Dividend Rights. The shareholders of each class of a Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan approved by the Fund's board of trustees.
Voting Rights. Shareholders are entitled to vote on a matter if (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, to change any fundamental policy of a Fund (please see Fundamental Policies), and to enter into certain merger transactions. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of a Fund or the class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote by the shareholders.
Liquidation Rights. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund’s net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.
Preemptive Rights. There are no preemptive rights associated with the Funds' shares.
Conversion Rights. There are no conversion rights associated with the Funds’ shares.
Redemption Provisions. Each Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.
Sinking Fund Provisions. The Funds have no sinking fund provisions.
Calls or Assessment. Each Fund's shares, when issued, are fully paid and non-assessable.
Shareholder Rights. Any limitations on a shareholder’s right to bring an action do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such limitations.
Tax Status of the Funds
Each Fund expects to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements relating to the source of its income and the diversification of its assets. If a Fund fails to meet these requirements in any taxable year, the Fund will, in some cases, be able to cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, and/or disposing of certain assets. If the Fund is ineligible to or otherwise does not cure such failure for any year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.
Dividends received and distributed by each Fund on shares of stock of domestic corporations (excluding Real Estate Investment Trusts (REITs)) and certain foreign corporations generally may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified dividend income” taxed at long-term capital gain rates instead of at higher ordinary income tax rates. Individuals must satisfy holding period and other requirements in order to be eligible for such treatment. Also, distributions attributable to income earned on a Fund's securities lending transactions, including substitute dividend payments received by a Fund with respect to a security out on loan, will not be eligible for treatment as qualified dividend income.
Taxable ordinary dividends received and distributed by each Fund on its REIT holdings may be eligible to be reported by each Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on their federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Without further legislation, the deduction would sunset after 2025. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.

Dividends received and distributed by each Fund on shares of stock of domestic corporations (excluding REITs) may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Also, distributions attributable to income earned on a Fund's securities lending transactions, including substitute dividend payments received by a Fund with respect to a security out on loan, will not be eligible for the dividends-received deduction.
Each Fund may declare a capital gain dividend consisting of the excess (if any) of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforwards of the Fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.
Fundamental Policies
Each Fund is subject to the following fundamental investment policies, which cannot be changed in any material way without the approval of the holders of a majority of the Fund’s shares. For these purposes, a “majority” of shares means shares representing the lesser of (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund’s net assets are present or represented by proxy or (2) more than 50% of the Fund's net assets.
Borrowing. Each Fund may borrow money only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Commodities. Each Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Diversification. Vanguard Diversified Equity Fund will limit the aggregate value of its holdings (other than U.S. government securities, cash, and cash items, as defined under subchapter M of the IRC, and securities of other regulated investment companies), each of which exceeds 5% of the Fund's total assets or 10% of the issuer's outstanding voting securities, to an aggregate of 50% of the Fund's total assets as of the end of each quarter of the taxable year. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (other than U.S. government securities, as defined in the IRC, or the securities of other regulated investment companies) to a maximum of 25% of the Fund's total assets as of the end of each quarter of the taxable year.

With respect to 75% of its total assets, Vanguard International Value Fund may not (1) purchase more than 10% of the outstanding voting securities of any one issuer or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.
Industry Concentration. Each Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries.
Loans. Each Fund may make loans to another person only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Real Estate. Each Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.
Senior Securities. Each Fund may not issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Underwriting. Each Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities.
Compliance with the fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements. For more details, see Investment Strategies, Risks, and Nonfundamental Policies.

None of these policies prevents the Funds from having an ownership interest in Vanguard. As a part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard’s costs or other financial requirements. See Management of the Funds for more information.
Investment Strategies, Risks, and Nonfundamental Policies
Some of the investment strategies and policies described on the following pages and in each Fund's prospectus set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment strategies and policies.
The following investment strategies, risks, and policies supplement each Fund's investment strategies, risks, and policies set forth in the prospectus. With respect to the different investments discussed as follows, a Fund may acquire such investments to the extent consistent with its investment strategies and policies.
Vanguard Diversified Equity Fund is indirectly exposed to the investment strategies and policies of the underlying Vanguard funds in which it invests and is therefore subject to all risks associated with the investment strategies and policies of the underlying Vanguard funds. The investment strategies and policies and associated risks detailed in this section also include those to which Vanguard Diversified Equity Fund indirectly may be exposed through its investment in the underlying Vanguard funds.
Bank Loans, Loan Interests, and Direct Debt Instruments. Loan interests and direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations); to suppliers of goods or services (in the case of trade claims or other receivables); or to other parties. These investments involve a risk of loss in case of default, insolvency, or the bankruptcy of the borrower; may not be deemed to be securities under certain federal securities laws; and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a purchaser supply additional cash to a borrower on demand.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. Direct debt instruments may not be rated by a rating agency. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than unsecured loans in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Corporate loans and other forms of direct corporate indebtedness in which a fund may invest generally are made to finance internal growth, mergers, acquisitions, stock repurchases, refinancing of existing debt, leveraged buyouts, and other corporate activities. A significant portion of the corporate indebtedness purchased by a fund may represent interests in loans or debt made to finance highly leveraged corporate acquisitions (known as “leveraged buyout” transactions), leveraged recapitalization loans, and other types of acquisition financing. Another portion may also represent loans incurred in restructuring or “work-out” scenarios, including super-priority debtor-in-possession facilities in bankruptcy and acquisition of assets out of bankruptcy. Loans in restructuring or work-out scenarios may be especially vulnerable to the inherent uncertainties in restructuring processes. In addition, the highly leveraged capital structure of the borrowers in any such transactions, whether in acquisition financing or restructuring, may make such loans especially vulnerable to adverse or unusual economic or market conditions.
Loans and other forms of direct indebtedness generally are subject to restrictions on transfer, and only limited opportunities may exist to sell them in secondary markets. As a result, a fund may be unable to sell loans and other forms of direct indebtedness at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair value.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that, under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal and/or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
A fund’s investment policies will govern the amount of total assets that it may invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations in which a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for purposes of the fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Borrowing. A fund’s ability to borrow money is limited by its investment policies and limitations; by the 1940 Act; and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets (at the time of borrowing) made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased with the proceeds of such borrowing. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A borrowing transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4 under the 1940 Act.
Commodity Futures. Commodities are raw materials used to create the goods that consumers buy. They include a wide range of physical assets, such as agricultural products, livestock, precious metals, energy products, and industrial metals. Commodities can be purchased for immediate delivery (“on the spot”) or delivered at a specific time in the future under the terms of a commodity futures contract. An exchange-traded commodity futures contract is a derivative that provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Futures contracts, by their terms, have stated expirations, and at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out the position in the expiring contract and establish a new position in the contract for the next delivery month, a process referred to as “rolling.” The process of rolling a futures contract can be profitable or unprofitable depending in large part on whether the futures price for the next delivery month is less than or more than the price of the expiring contract. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive because the proceeds from the expiring futures contract will be greater than the price of the new contract, resulting in a net gain. Roll returns from a long, passive strategy (such as maintaining exposure to a specific commodity futures contract) will be positive when markets are persistently backwardated. The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative because the proceeds from the expiring futures contract will be less than the price of the new contract, resulting in a net loss. Roll returns from a long, passive strategy will be negative when markets are persistently in contango. Finally, if the market is neither backwardated nor in contango, the roll return will be close to zero.
Commodity futures contracts are subject to the risks of derivatives and futures contracts. Commodity-linked structured notes are subject to the risks of commodity futures contracts and the risks of debt securities. Commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Consequently, an investor in commodity futures could lose all, or substantially all, of the investment in such contracts. The prices of commodity futures are subject to change based on various factors, including, but not limited to, the following: the lack of liquidity; global supply and demand for commodities; congestion; disorderly markets; limitations on deliverable supplies; the participation of hedgers and speculators; domestic and foreign interest rates and investors’ expectations concerning interest rates; domestic and foreign inflation rates and investors’ expectations concerning inflation rates; investment and trading activities of institutional investors; global or regional political, economic, or financial events and situations; government regulation and intervention; technical and operational or system failures; nuclear accidents; terrorism; riots; and natural disasters. In addition, U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits are generally referred to as “daily price fluctuation limits,” and the maximum or minimum price of a contract on any given day as a result of these limits is referred to as a “limit price.” Once the limit price has been reached in a particular contract, no trades may be made at a different price. It is not certain how long any such price limits may remain in effect. Limit prices may have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices, consequently affecting the value of commodity futures. Although the performance of commodity futures may be largely independent of the general stock and bond markets, there is no assurance that commodity futures will be consistently independent or noncorrelated. An investment in commodity futures could increase rather than reduce overall portfolio losses during periods when commodity futures as well as stocks and bonds decline in value. There is no way of predicting whether commodity futures will lose more or less than stocks and bonds in declining markets.
Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.
Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock but are usually subordinated to senior debt obligations of the issuer.
The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible debt security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and they are generally subject to a high degree of credit risk.
Although all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or through voluntary redemptions by holders) and replaced with newly issued convertible securities may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory-conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities. A convertible security may be subject to redemption at the option of the issuer at a price set in the governing instrument of the convertible security. If a convertible security held by a fund is subject to such redemption option and is called for redemption, the fund must allow the issuer to redeem the security, convert it into the underlying common stock, or sell the security to a third party.
Cybersecurity Risks. The increased use of technology to conduct business could subject a fund and its third-party service providers (including, but not limited to, investment advisors, transfer agents, and custodians) to risks associated with cybersecurity. In general, a cybersecurity incident can occur as a result of a deliberate attack designed to gain unauthorized access to digital systems. If the attack is successful, an unauthorized person or persons could misappropriate assets or sensitive information, corrupt data, or cause operational disruption. A cybersecurity incident could also occur unintentionally if, for example, an authorized person inadvertently released proprietary or confidential information. Vanguard has developed robust technological safeguards and business continuity plans to prevent, or reduce the impact of, potential cybersecurity incidents. Additionally, Vanguard has a process for assessing the information security and/or cybersecurity programs implemented by a fund’s third-party service providers, which helps minimize the risk of potential incidents that could impact a Vanguard fund or its shareholders. Despite these measures, a cybersecurity incident still has the potential to disrupt business operations, which could negatively impact a fund and/or its shareholders. Some examples of negative impacts that could occur as a result of a cybersecurity incident include, but are not limited to, the following: a fund may be unable to calculate its net asset value (NAV), a fund’s shareholders may be unable to transact business, a fund may be unable to process transactions, or a fund may be unable to safeguard its data or the personal information of its shareholders.
Debt Securities. A debt security, sometimes called a fixed income security, consists of a certificate or other evidence of a debt (secured or unsecured) upon which the issuer of the debt security promises to pay the holder a fixed, variable, or floating rate of interest for a specified length of time and to repay the debt on the specified maturity date. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call risk, prepayment risk, extension risk, inflation risk, credit risk, liquidity risk, coupon deferral risk, lower recovery value risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws or an out-of-court restructuring of an issuer’s capital structure may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect to the same issuer or a related entity.
Debt Securities—Non-Investment-Grade Securities. Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (e.g., lower than Baa3/P-2 by Moody’s Investors Service, Inc. (Moody’s) or below BBB–/A-2 by Standard & Poor’s Financial Services LLC (Standard & Poor’s)) or, if unrated, are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade securities. The success of a fund’s advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.
Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring such as an acquisition, a merger, or a leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. An actual or anticipated economic downturn or sustained period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.
The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund’s advisor to sell a high-yield security or the price at which a fund’s advisor could sell a high-yield security, and it could also adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation of the securities.
Except as otherwise provided in a fund’s prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the advisor deems it in the best interests of shareholders.
Debt Securities—Structured and Indexed Securities. Structured securities (also called “structured notes”) and indexed securities are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities. The value of the principal of and/or interest on structured and indexed securities is determined by reference to changes in the value of a specific asset, reference rate, or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured and indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities, which could lead to an overvaluation or an undervaluation of the securities.
Debt Securities—U.S. Government Securities. The term “U.S. government securities” refers to a variety of debt securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.
U.S. Treasury securities are backed by the full faith and credit of the U.S. government, meaning that the U.S. government is required to repay the principal in the event of default. Other types of securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. The U.S. government, however, does not guarantee the market price of any U.S. government securities. In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
Some of the U.S. government agencies that issue or guarantee securities include the Government National Mortgage Association, the Export-Import Bank of the United States, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Deposit Insurance Corporation, the Federal Home Loan Banks, and the Federal National Mortgage Association. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity may be adversely impacted.
Debt Securities—Variable and Floating Rate Securities. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark or reference rate (such as the Secured Overnight Financing Rate (SOFR) or another reference rate) or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction-rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities. The greater liquidity risk may exist, for example, because of the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value, and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or the date of maturity. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.
Depositary Receipts. Depositary receipts (also sold as participatory notes) are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution, and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and they are generally designed for use in securities markets outside the United States. Although the two types of depositary receipt facilities (sponsored and unsponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants.
A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of nonobjection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of noncash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.
For purposes of a fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.
Derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based.
Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. Some investors may use derivatives primarily for speculative purposes while other uses of derivatives may not constitute speculation. There is no assurance that any derivatives strategy used by a fund’s advisor will succeed. The other parties to a fund’s OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. A fund’s advisor(s), however, will monitor and adjust, as appropriate, the fund’s credit risk exposure to OTC Derivative counterparties.
Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
When a fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.

For OTC Derivatives, a fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.
Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds were required to implement and comply with Rule18f-4 by August 19, 2022. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, as amended, treats derivatives as senior securities, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Each Fund (other than the Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund) intends to comply with Rule 4.5 under the Commodity Exchange Act (CEA), under which a fund may be excluded from the definition of the term Commodity Pool Operator (CPO) if the fund meets certain conditions such as limiting its investments in certain CEA-regulated instruments (e.g., futures, options, or swaps) and complying with certain marketing restrictions. Accordingly, Vanguard is not subject to registration or regulation as a CPO with respect to each Fund (other than the Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund) under the CEA. A Fund will only enter into futures contracts and futures options that are traded on a U.S. or foreign exchange, board of trade, or similar entity or that are quoted on an automated quotation system. Vanguard is registered as a CPO and is subject to regulation as a CPO with respect to Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund.
Environmental, Social, and Governance (ESG) Considerations. ESG risk factors, either quantitative or qualitative, may be used as a component of certain funds’ investment processes as a means to assess long-term risk to shareholder value (e.g., risk analysis, credit analysis, or investment opportunities) as the advisor deems appropriate. The weight given to ESG factors may vary across types of investments, industries, regions, and issuers; may change over time; and not every ESG factor may be identified or evaluated. Consideration of ESG factors may affect a fund’s exposure to certain issuers or industries. The advisor’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the advisor may not reflect the beliefs and values of any particular investor. The advisor may be dependent on the availability of timely, complete, and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact an advisor’s ability to assess an issuer. Where ESG risk factor analysis is used as one part of an overall investment process (as may be the case for actively managed funds included in this Statement of Additional Information), such funds may still invest in securities of issuers that all market participants may not view as ESG-focused or that may be viewed as having a high ESG risk profile.
For funds advised by Vanguard, Vanguard’s Investment Stewardship Team, on behalf of the Board of Trustees of each Vanguard-advised fund, administers proxy voting for the equity holdings of the Vanguard-advised funds. The Investment Stewardship Team may engage with issuers to better understand how they are addressing material risks, including ESG risks. Specifically, the Investment Stewardship Team may engage with companies on how they disclose significant risks to shareholders, develop their risk mitigation approach, and report on progress.
For funds advised by third-party advisory firms independent of Vanguard, such third-party advisory firms are responsible for administration of proxy voting and engagement with respect to the equity holdings they manage on behalf of the fund.
Each fund has adopted procedures and guidelines for monitoring portfolio holding human rights practices and violations pursuant to which it may assess regulatory, reputational, or other risks that may affect long-term shareholder value associated with the alleged activity. In extraordinary circumstances a fund may divest of a portfolio holding where doing so is deemed appropriate.
Exchange-Traded Funds. A fund may purchase shares of exchange-traded funds (ETFs). Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.
An investment in an ETF generally presents the same principal risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if the shares are delisted from the exchange without first being listed on another exchange or if the listing exchange’s officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Most ETFs are investment companies. Therefore, a fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”
Foreign Securities. Typically, foreign securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities if the company’s principal operations are conducted from the United States or when the company’s equity securities trade principally on a U.S. stock exchange. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter (OTC) markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.
Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there are risks that could result in a loss to the fund, including, but not limited to, the risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of a transaction. Securities of foreign issuers are generally more volatile and less liquid than securities of comparable U.S. issuers, and foreign investments may be effected through structures that may be complex or confusing. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. The risk that securities traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities, is also heightened. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of economic or other sanctions on the United States by a foreign country, or on a foreign country or issuer by the United States, could impair a fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities or obtain exposure to foreign securities and assets. This may negatively impact the value and/or liquidity of a fund’s investments and could impair a fund’s ability to meet its investment objective or invest in accordance with its investment strategy. Sanctions could also result in the devaluation of a country’s currency, a downgrade in the credit ratings of a country or issuers in a country, or a decline in the value and/or liquidity of securities of issuers in that country.
Although an advisor will endeavor to achieve the most favorable execution costs for a fund’s portfolio transactions in foreign securities under the circumstances, commissions and other transaction costs are generally higher than those on U.S. securities. In addition, it is expected that the custodian arrangement expenses for a fund that invests primarily in foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Additionally, bankruptcy laws vary by jurisdiction and cash deposits may be subject to a custodian’s creditors. Certain foreign governments levy withholding or other taxes against dividend and interest income from, capital gains on the sale of, or transactions in foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the nonrecovered portion of foreign withholding taxes will reduce the income received from such securities.
The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and it tends to increase when the value of the U.S. dollar falls against such currency (as discussed under the heading “Foreign Securities—Foreign Currency Transactions,” a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred from converting between various currencies in order to purchase and sell foreign securities, as well as by currency restrictions, exchange control regulations, currency devaluations, and political and economic developments.
Foreign Securities—China A-shares Risk. China A-shares (A-shares) are shares of mainland Chinese companies that are traded locally on the Shanghai and Shenzhen stock exchanges. A-shares investment by foreign investors are currently only available through the Qualified Foreign Investor (QFI) license or the China Stock Connect program. The developing state of the investment and banking systems of China subjects the settlement, clearing, and registration of securities transactions to heightened risks. Additionally, there are foreign ownership limitations that may result in limitations on investment or the return of profits if a fund purchases and sells shares of an issuer in which it owns 5% or more of the shares issued within a six-month period. It is unclear if the 5% ownership will be determined by aggregating the holdings of a fund with affiliated funds.
Due to these restrictions, it is possible that the A-shares quota available to a fund as a foreign investor may not be sufficient to meet the fund’s investment needs. In this situation, a fund may seek an alternative method of economic exposure, such as by purchasing other classes of securities or depositary receipts or by utilizing derivatives. Any of these options could increase a fund’s investment cost. Additionally, investing in A-shares generally increases emerging markets risk due in part to government and issuer market controls and the developing settlement and legal systems.
Investing in China A-shares through Stock Connect. The China Stock Connect program (Stock Connect) is a mutual market access program designed to, among other things, enable foreign investment in the PRC via brokers in Hong Kong. A QFI license is not required to trade via Stock Connect. There are significant risks inherent in investing in A-shares through Stock Connect. Specifically, trading can be affected by a number of issues. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a U.S. trading day, a fund may not be able to dispose of its shares in a timely manner, which could adversely affect the fund’s performance. Trading through Stock Connect may require pre-delivery or pre-validation of cash or securities to or by a broker. If the cash or securities are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. This requirement may limit a fund’s ability to dispose of its A-shares purchased through Stock Connect in a timely manner.

Additionally, Stock Connect is subject to daily quota limitations on purchases into the PRC. Foreign investors, in the aggregate, are subject to ownership limitations for Shanghai or Shenzhen listed companies, including those purchased through Stock Connect. Once the daily quota is reached, orders to purchase additional A-shares through Stock Connect will be rejected. Only certain A-shares are eligible to be accessed through Stock Connect and such securities could lose their eligibility at any time. In addition, a fund’s purchase of A-shares through Stock Connect may only be subsequently sold through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the fund’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System. This may limit an advisor’s ability to effectively manage a fund’s holdings, including the potential enforcement of equity owner rights.
Foreign Securities—Emerging Market Risk. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks may significantly affect the value of emerging market investments and include: (i) nationalization or expropriation of assets or confiscatory taxation; (ii) currency devaluations and other currency exchange rate fluctuations; (iii) greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); (iv) more substantial government involvement in and control over the economy; (v) less government supervision and regulation of the securities markets and participants in those markets and possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may increase the risk of market manipulation; (vi) controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; (vii) unavailability of currency-hedging techniques in certain emerging market countries; (viii) generally smaller, less seasoned, or newly organized companies; (ix) differences in, or lack of, corporate governance, accounting, auditing, recordkeeping, and financial reporting standards, which may result in unavailability of material information about issuers and impede evaluation of such issuers; (x) difficulty in obtaining and/or enforcing a judgment in a court outside the United States; and (xi) greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets.  Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial expenses and other investment-related costs are often more expensive in emerging market countries, which can reduce a fund’s income from investments in securities or debt instruments of emerging market country issuers. Additionally, information regarding companies located in emerging markets may be less available and less reliable, which can impede the ability to evaluate such companies.  There may also be limited regulatory oversight of certain foreign subcustodians that hold foreign securities subject to the supervision of a fund’s primary U.S.-based custodian.  A fund may be limited in its ability to recover assets if a foreign subcustodian becomes bankrupt or otherwise unable or unwilling to return assets to the fund, which may expose the fund to risk, especially in circumstances where the fund’s primary custodian may not be contractually obligated to make the fund whole for the particular loss.

  Emerging market investments also carry the risk that strained international relations may give rise to retaliatory actions, including actions through financial markets such as purchase and ownership restrictions, sanctions, tariffs, cyberattacks, and unpredictable enforcement of securities regulations and other laws. Such actual and/or threatened retaliatory actions may impact emerging market economies and issuers in which a fund invests. For example, in China, ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to facilitate investment in these companies by foreign individuals, many Chinese companies have created variable interest entities (VIEs) that provide exposure to the Chinese company through contractual arrangements instead of equity ownership. VIE structures are subject to risks associated with breach of the contractual arrangements, including difficulty in enforcing any judgments outside of the United States, and do not offer the same level of investor protection as direct ownership. Additionally, while VIEs are a longstanding industry practice, they have not been approved by Chinese regulators. Chinese regulators could prohibit Chinese companies from accessing foreign investment through VIEs or sever their ability to transmit economic and governance rights to foreign individuals and entities. Such actions would significantly reduce, and possibly permanently eliminate, the market value of VIEs held by a fund.
Foreign Securities—Foreign Currency Transactions. The value in U.S. dollars of a fund’s non-dollar-denominated foreign securities and currency exchange transactions generally may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund may enter into foreign currency transactions to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

Vanguard Alternative Strategies Fund may enter into foreign currency transactions for non-hedging purposes. The Fund may purchase and sell currencies of various countries. If positions the Fund holds long decline in value and/or positions the Fund holds short increase in value, then the Fund could incur a loss. Currency prices can be highly volatile and trading currencies for non-hedging purposes is generally considered speculative and involves a high risk of a substantial loss of invested capital due to, among other things, the leverage and volatility involved with currency exchange transactions.

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives.
Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when the advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when the advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.
A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and “cross-hedge” transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or to take advantage of a more liquid or more efficient market for the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.
A fund may hold a portion of its assets in bank deposits denominated in foreign currencies so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these assets are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Forecasting the movement of the currency market is extremely difficult. Whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a fund in a less advantageous position than if such a hedge had not been established. Because forward currency contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll over a forward currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
Foreign Securities—Foreign Investment Companies. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”
Foreign Securities—Russian Market Risk. There are significant risks inherent in investing in Russian securities. The underdeveloped state of Russia’s banking system subjects the settlement, clearing, and registration of securities transactions to significant risks. In March of 2013, the National Settlement Depository (NSD) began acting as a central depository for the majority of Russian equity securities; the NSD is now recognized as the Central Securities Depository in Russia.

For Russian issuers with fewer than 50 shareholders, ownership records are maintained only by registrars who are under contract with the issuers and are currently not settled with the NSD. Although a Russian subcustodian will maintain copies of the registrar’s records (Share Extracts) on its premises, such Share Extracts are not recorded with the NSD and may not be legally sufficient to establish ownership of securities. The registrars may not be independent from the issuer, are not necessarily subject to effective state supervision, and may not be licensed with any governmental entity. A fund will endeavor to ensure by itself or through a custodian or other agent that the fund’s interest continues to be appropriately recorded for Russian issuers with fewer than 50 shareholders by inspecting the share register and by obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability, and the possibility exists that a subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or may improperly dilute its interest. In addition, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, a fund may find it difficult to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Russia’s recent launch of a large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; a decline in the value and liquidity of Russian securities, properties, or interests; and other adverse consequences to the Russian economy and Russian assets. In addition, a fund’s ability to price, buy, sell, receive, or deliver Russian investments has been and may continue to be impaired. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a fund, even if the fund does not have direct exposure to securities of Russian issuers.
Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash-settled futures contracts, the cash settlement amount is equal to the difference between the final settlement or market price for the relevant commodity on the last trading day of the contract and the price for the relevant commodity agreed upon at the outset of the contract. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.
The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. If the value of the fund’s position declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s position increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis. A futures transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.
A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as previously described in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
A Fund will only enter into futures contracts and futures options that are traded on a U.S. or foreign exchange, board of trade, or similar entity or that are quoted on an automated quotation system.
Futures Contracts and Options on Futures Contracts—Risks. The risk of loss in trading futures contracts and in writing futures options can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) for the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.
A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day, and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. U.S. Treasury futures are generally not subject to such daily limits.

A fund bears the risk that its advisor will incorrectly predict future market trends. If the advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
A fund could lose margin payments it has deposited with its FCM if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund.
Interfund Borrowing and Lending. The SEC has granted an exemption permitting registered open-end Vanguard funds to participate in Vanguard’s interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction, (2) no fund may lend money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan, and (3) a fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
Investing for Control. Each Vanguard fund invests in securities and other instruments for the sole purpose of achieving a specific investment objective. As such, a Vanguard fund does not seek to acquire, individually or collectively with any other Vanguard fund, enough of a company’s outstanding voting stock to have control over management decisions. A Vanguard fund does not invest for the purpose of controlling a company’s management. This policy does not prevent Vanguard Alternative Strategies Fund or Vanguard Commodity Strategy Fund from having an ownership interest in a wholly owned subsidiary.
Market Disruption. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks discussed above and in a fund’s prospectus. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments and operation of a fund. These events could also result in the closure of businesses that are integral to a fund’s operations or otherwise disrupt the ability of employees of fund service providers to perform essential tasks on behalf of a fund.
Options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call option) or to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded, centrally cleared options, credit risk is mutualized through the involvement of the applicable clearing house.
The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price, which is the predetermined price at which the option may be exercised. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
If a trading market, in particular options, were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.
A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
OTC Swap Agreements. An over-the-counter (OTC) swap agreement, which is a type of derivative, is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.
Examples of OTC swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, excess return swaps, and total return swaps. Most OTC swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund’s current obligations (or rights) under an OTC swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. OTC swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.
An OTC option on an OTC swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
The use of OTC swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. OTC swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of an OTC swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

OTC swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If an OTC swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, OTC swap transactions may be subject to a fund’s limitation on investments in illiquid securities.
OTC swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive or inexpensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the OTC swap agreement.
Because certain OTC swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain OTC swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged OTC swap transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
Like most other investments, OTC swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing OTC swap positions for the fund. If the advisor attempts to use an OTC swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the OTC swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving OTC swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many OTC swaps are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
The use of an OTC swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.
Other Investment Companies. A fund may invest in other investment companies, including ETFs, non-exchange traded U.S. registered open-end investment companies (mutual funds), and closed-end investment companies, to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies generally and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that the funds with different investment advisors must enter into a fund of funds investment agreement. Rule 12d1-4 is also designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the acquired fund will be limited in the amount it could invest in other investment companies and private funds. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the advisor), but they also may indirectly bear similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.
A fund may be limited to purchasing a particular share class of other investment companies (underlying funds). In certain cases, an investor may be able to purchase lower-cost shares of such underlying funds separately, and therefore be able to construct, and maintain over time, a similar portfolio of investments while incurring lower overall expenses.
Ownership Limitations and Regulatory Relief. The ability of Vanguard and external advisors to purchase or dispose of certain fund investments, or to exercise rights on behalf of a Fund, is or may be restricted or impaired because of limitations imposed by law, regulation, or by certain regulators or issuers. As a result, Vanguard and external advisors, on behalf of certain Funds currently and other Funds potentially in the future, are required to limit purchases, sell existing investments, or otherwise limit the exercise of shareholder rights by the Fund, including voting rights. These ownership restrictions and limitations can impact a Fund's performance. For index funds, this impact generally takes the form of tracking error, which can arise when a fund is not able to acquire its desired amount of a security. For actively managed funds, this impact can result, for example, in missed investment opportunities otherwise desired by a fund's investment advisor. If a Fund is required to limit its investment in a particular issuer, then the Fund may seek to obtain regulatory or corporate consents or ownership waivers. Other options a Fund may pursue include seeking to obtain economic exposure to that issuer through alternative means, such as through a derivative or through investment in a wholly owned subsidiary, both of which may be more costly than owning securities of the issuer directly. In the event a derivative, such as a swap, is used as an alternative means of exposure, Vanguard and external advisors on behalf of a Fund are not able to guarantee the availability of derivatives necessary to allow economic exposure to the security, sector, or industry. This limited availability may have additional impacts to Fund performance. Additionally, use of derivatives as an alternative means of exposure subjects a Fund to derivatives-related risks. Ownership restrictions and limitations could result in unanticipated tax consequences to the Fund that may affect the amount, timing, and character of distributions to shareholders.
Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject. In addition, preferred stock may be subject to more abrupt or erratic price movements than common stock or debt securities because preferred stock may trade with less frequency and in more limited volume.
Reliance on Service Providers, Data Providers, and Other Technology. Vanguard funds rely upon the performance of service providers to execute several key functions, which may include functions integral to a fund’s operations. Failure by any service provider to carry out its obligations to a fund could disrupt the business of the fund and could have an adverse effect on the fund’s performance. A fund’s service providers’ reliance on certain technology or information vendors (e.g., trading systems, investment analysis tools, benchmark analytics, and tax and accounting tools) could also adversely affect a fund and its shareholders. For example, a fund’s investment advisor may use models and/or data with respect to potential investments for the fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance upon such models or data expose a fund to potential risks.
Repurchase Agreements. A repurchase agreement is an agreement under which a fund acquires a debt security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a bank, a broker, a dealer, or another counterparty that meets minimum credit requirements and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, dealer, or other counterparty that meets minimum credit requirements to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited, except to the extent required by law.
The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control, and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Restricted and Illiquid Securities/Investments (including Private Placements). Illiquid securities/investments are investments that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC generally limits aggregate holdings of illiquid securities/investments by a mutual fund to 15% of its net assets (5% for money market funds). A fund may experience difficulty valuing and selling illiquid securities/investments and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) certain loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) private equity investments, (7) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, and (8) securities whose disposition is restricted under the federal securities laws. Illiquid securities/investments may include restricted, privately placed securities (such as private investments in public equity (PIPEs) or special purpose acquisition companies (SPACs)) that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a market develops for a restricted security held by a fund, it may be treated as a liquid security in accordance with guidelines approved by the board of trustees.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund that it is obligated to repurchase. In addition to the risk of such a loss, fees charged to the fund may exceed the return the fund earns from investing the proceeds received from the reverse repurchase agreement transaction. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor. If the buyer in a reverse repurchase agreement becomes insolvent or files for bankruptcy, a fund’s use of proceeds from the sale may be restricted while the other party or its trustee or receiver determines if it will honor the fund’s right to repurchase the securities. If the fund is unable to recover the securities it sold in a reverse repurchase agreement, it would realize a loss equal to the difference between the value of the securities and the payment it received for them.
Securities Lending. A fund may lend its securities to financial institutions (typically brokers, dealers, and banks) to generate income for the fund. There are certain risks associated with lending securities, including counterparty, credit, market, regulatory, and operational risks. Vanguard considers the creditworthiness of the borrower, among other factors, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for certain types of foreign securities, as well as certain types of borrowers that are subject to global regulatory regimes. If a fund is not able to recover the securities lent, the fund may sell the collateral and purchase a replacement security in the market. Collateral investments are subject to market appreciation or depreciation. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Currently, a fund invests cash collateral into Vanguard Market Liquidity Fund, an affiliated money market fund that invests in high-quality, short-term money market instruments.
The terms and the structure of the loan arrangements, as well as the aggregate amount of securities loans, must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33⅓% of the fund’s total assets and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower “marks to market” on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receives reasonable interest on the loan (which may include the fund investing any cash collateral in interest-bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by a fund will comply with any other applicable regulatory requirements. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company’s trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect to which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent. A fund bears the risk that there may be a delay in the return of the securities, which may impair the fund’s ability to vote on such a matter. See Tax Status of the Funds for information about certain tax consequences related to a fund’s securities lending activities.
Pursuant to Vanguard’s securities lending policy, Vanguard’s fixed income and money market funds are not permitted to, and do not, lend their investment securities.
Short Sales. In a short sale of securities, a fund sells a security that it does not own, making delivery with securities “borrowed” from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrue during the period of the loan. In order to borrow the security, the fund pays a fee and may also have to pay a premium which would increase the cost of the security sold. Generally speaking, the proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out. A fund will also incur transaction costs in effecting short sales. A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. A fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by the amount of the fees, dividends, or interest the fund may be required to pay in connection with the short sale. Thus, a fund may incur a loss even if the security declines in price if such expenses are greater than the realized gain. A short sale theoretically creates the risk of an unlimited loss, as the price of the underlying securities could increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the security needed to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further (i.e., by increasing the demand for such security), thereby exacerbating the loss.
A fund may also engage in short sales if, at the time of the short sale, the fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” For example, a fund may make a short sale against the box as a hedge because the advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the fund (or a security convertible or exchangeable for such security), or when the fund wants to sell the security at an attractive current price.

In such a case, any future losses in the fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the fund owns. If a fund sells securities short “against the box,” it may protect unrealized gains, but it will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the security being hedged.

Subsidiary Investments. Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund (each, a “respective Fund”) may invest in a wholly owned subsidiary organized under the laws of the Cayman Islands (each, a “subsidiary,” and together, the “subsidiaries”). The respective Fund is the sole beneficial owner of its subsidiary, and the respective Fund's investment in its subsidiary will generally not exceed 25% of the respective Fund's total assets.
The respective Fund intends to invest in its subsidiary primarily to obtain exposure to the commodity markets in compliance with the IRC. Each subsidiary seeks to achieve its investment objective by investing in commodity-linked investments, including commodity futures and swaps. Each subsidiary may also invest in fixed income securities, including cash instruments or other short-term investments, such as U.S. Treasury and U.S. government agency securities, certificates of deposit, money market instruments, and short-term fixed and floating-rate bonds for the purpose of providing margin or collateral for its commodity-linked derivative investments, providing liquidity in the portfolio, and earning interest. By investing in its wholly owned subsidiary, the respective Fund is indirectly exposed to all of the risks to which its subsidiary is exposed.
Each subsidiary is not a registered investment company and, accordingly, is not subject to the 1940 Act. Therefore, the respective Fund's investment in its subsidiary has none of the protections provided to investors in funds registered under the federal securities laws of the United States. In addition, if the laws of the United States or the Cayman Islands change, there is no guarantee that a subsidiary can continue to operate or that the respective Fund would be permitted to invest in its subsidiary. See “Tax Matters-Federal Tax Treatment of Commodity-Linked Investments and Subsidiary Investments” for information about special tax considerations and risks applicable to the respective Fund's investment in its subsidiary.
Tax Matters—Federal Tax Discussion. Discussion herein of U.S. federal income tax matters summarizes some of the important, generally applicable U.S. federal tax considerations relevant to investment in a fund based on the IRC, U.S. Treasury regulations, and other applicable authorities. These authorities are subject to change by legislative, administrative, or judicial action, possibly with retroactive effect. Each Fund has not requested and will not request an advance ruling from the Internal Revenue Service (IRS) as to the U.S. federal income tax matters discussed in this Statement of Additional Information. In some cases, a fund’s tax position may be uncertain under current tax law and an adverse determination or future guidance by the IRS with respect to such a position could adversely affect the fund and its shareholders, including the fund’s ability to continue to qualify as a regulated investment company or to continue to pursue its current investment strategy. A shareholder should consult his or her tax professional for information regarding the particular situation and the possible application of U.S. federal, state, local, foreign, and other taxes.
Tax Matters—Federal Tax Treatment of Commodity-Linked Investments and Subsidiary Investments. Vanguard Alternative Strategies Fund and Vanguard Commodity Strategy Fund may invest a portion of their assets in investments that create exposure to the commodity markets. The Funds may invest directly in commodity-linked investments that provide this exposure or indirectly in such investments through a wholly owned subsidiary that is organized under the laws of the Cayman Islands. A fund’s ability to make direct and indirect investments in certain commodity-related investments, including its subsidiary, is limited by the fund’s intention to qualify as a regulated investment company under the IRC. The subsidiary will be operated in a manner that is intended to enable the Funds to comply with these IRC requirements applicable to regulated investment companies.
In particular, in order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income—i.e., dividends, interest, income derived from securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to the fund’s business of investing in securities or currencies. Income and gains from certain commodity-linked investments do not constitute qualifying income to a regulated investment company for purposes of this qualifying income test, and the tax treatment of other commodity-linked investments is uncertain, in particular with respect to whether the income or gains from such investments constitute qualifying income. The Funds generally intend to gain direct or indirect exposure to the commodity markets through investments that generate qualifying income by investing directly in commodity-linked investments that the Funds believe give rise to qualifying income or by investing indirectly in commodity-linked investments through a subsidiary. If the Funds, however, were to treat income or gain from a particular investment as qualifying income and the income or gain were later determined not to constitute qualifying income and, when aggregated with any other nonqualifying income, caused the Funds’ nonqualifying income to exceed 10% of its gross income in any taxable year, the Funds would fail to qualify as regulated investment companies unless they were eligible to, and did, pay a tax at the fund-level.
Under current law, the IRC generally treats a fund’s income derived from its investment in a wholly owned subsidiary as qualifying income, provided that the subsidiary annually distributes its earnings and profits to the fund. There is no assurance that the applicable provisions of the IRC will remain in effect; these provisions (and interpretations thereof) are subject to change, potentially with retroactive effect. The Funds could be required to restructure or liquidate their investment in their subsidiary accordingly. In the case of such liquidation, there is no guarantee that the Funds would be able to reinvest such investments in securities with comparable returns.
In addition, in order to qualify as regulated investment companies, the Funds generally cannot invest more than 25% of their assets in a subsidiary.
The subsidiary will be classified as a “controlled foreign corporation” for U.S. tax purposes and, because it is not expected to be deemed to carry on a U.S. trade or business, generally should not be subject to U.S. tax, although no assurance is given in that regard. However, the Funds will be required to include in their income annually amounts earned by the subsidiary during that year. Gains from the sales of investments by the subsidiary will not be eligible for capital gain treatment, but instead will be treated as ordinary income when included in the Funds’ income. Net losses incurred by the subsidiary during a tax year do not flow through to the Funds and thus will not be available to offset income or capital gain generated from the Funds’ other investments. In addition, net losses incurred by the subsidiary during a tax year generally cannot be carried forward by the subsidiary to offset gains realized by it in subsequent taxable years.
Each subsidiary is not expected to owe income tax in its jurisdiction of organization, the Cayman Islands. Changes in the tax laws, or interpretations of existing laws, of the United States or the Cayman Islands could adversely affect each subsidiary and the Funds’ investment in their respective subsidiaries.
Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions. A fund’s transactions in derivative instruments (including, but not limited to, options, futures, forward contracts, and swap agreements), as well as any of the fund’s hedging, short sale, securities loan, or similar transactions, may be subject to one or more special tax rules that accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Tax Matters—Federal Tax Treatment of Futures Contracts. For federal income tax purposes, a fund generally must recognize, as of the end of each taxable year, any net unrealized gains and losses on certain futures contracts, as well as any gains and losses actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.
A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund’s other investments, and shareholders will be advised on the nature of the distributions.
Tax Matters—Federal Tax Treatment of Non-U.S. Currency Transactions. Special rules generally govern the federal income tax treatment of a fund’s transactions in the following: non-U.S. currencies; non-U.S. currency-denominated debt obligations; and certain non-U.S. currency options, futures contracts, forward contracts, and similar instruments. Accordingly, if a fund engages in these types of transactions it may have ordinary income or loss to the extent that such income or loss results from fluctuations in the value of the non-U.S. currency concerned. Such ordinary income could accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any ordinary loss so created will generally reduce ordinary income distributions and, in some cases, could require the recharacterization of prior ordinary income distributions. Net ordinary losses cannot be carried forward by the fund to offset income or gains realized in subsequent taxable years.

Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by a fund that is not subject to these special currency rules (such as foreign equity investments other than certain preferred stocks) will generally be treated as a capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.
To the extent a fund engages in non-U.S. currency hedging, the fund may elect or be required to apply other rules that could affect the character, timing, or amount of the fund’s gains and losses. For more information, see “Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions.”
Tax Matters—Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund’s total assets are invested in securities of foreign issuers, the fund may elect to pass through to shareholders the ability to deduct or, if they meet certain holding period requirements, take a credit for foreign taxes paid by the fund. Similarly, if at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consist of interests in other regulated investment companies, the fund is permitted to elect to pass through to its shareholders the foreign income taxes paid by the fund in connection with foreign securities held directly by the fund or held by a regulated investment company in which the fund invests that has elected to pass through such taxes to shareholders.
Tax Matters—Passive Foreign Investment Companies. To the extent that a fund invests in stock in a foreign company, such stock may constitute an equity investment in a passive foreign investment company (PFIC). A foreign company is generally a PFIC if 75% or more of its gross income is passive or if 50% or more of its assets produce passive income. Capital gains on the sale of an interest in a PFIC will be deemed ordinary income regardless of how long a fund held it. Also, a fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned in respect to PFIC interests, whether or not such amounts are distributed to shareholders. To avoid such tax and interest, a fund may elect to “mark to market” its PFIC interests, that is, to treat such interests as sold on the last day of a fund’s fiscal year, and to recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income (or loss) each year. Distributions from a fund that are attributable to income or gains earned in respect to PFIC interests are characterized as ordinary income.
Tax Matters—Real Estate Mortgage Investment Conduits. If a fund invests directly or indirectly, including through a REIT or other pass-through entity, in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs), a portion of the fund’s income that is attributable to a residual interest in a REMIC or an equity interest in a TMP (such portion referred to in the IRC as an “excess inclusion”) will be subject to U.S. federal income tax in all events—including potentially at the fund level—under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. In general, excess inclusion income allocated to shareholders (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (2) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity, which otherwise might not be required, to file a tax return and pay tax on such income; and (3) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the IRC. As a result, a fund investing in such interests may not be suitable for charitable remainder trusts. See “Tax Matters—Tax-Exempt Investors.”
Tax Matters—Tax Considerations for Non-U.S. Investors. U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments made by non-U.S. investors in Vanguard funds. Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its non-U.S. investors are exempt from U.S. withholding taxes, provided the investors furnish valid tax documentation (i.e., IRS Form W-8) certifying as to their non-U.S. status.
A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, Vanguard has chosen to report qualifying distributions and apply the withholding exemption to those distributions when made to non-U.S. shareholders who invest directly with Vanguard. For other funds, Vanguard may choose not to apply the withholding exemption to qualifying fund distributions made to direct shareholders, but may provide the reporting to such shareholders. In these cases, a shareholder may be able to reclaim such withholding tax directly from the IRS.
If shareholders hold fund shares (including ETF shares) through a broker or intermediary, their broker or intermediary may apply this relief to properly reported qualifying distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where the fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.
This relief does not apply to any withholding required under the Foreign Account Tax Compliance Act (FATCA), which generally requires a fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund distributions. Please consult your tax advisor for more information about these rules.
Tax Matters—Tax-Exempt Investors. Income of a fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
A tax-exempt shareholder may also recognize UBTI if a fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. See “Tax Matters—Real Estate Mortgage Investment Conduits.”
In addition, special tax consequences apply to charitable remainder trusts that invest in a fund that invests directly or indirectly in residual interests in REMICs or equity interests in TMPs. Charitable remainder trusts and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a fund.
Time Deposits. Time deposits are subject to the same risks that pertain to domestic issuers of money market instruments, most notably credit risk (and, to a lesser extent, income risk, market risk, and liquidity risk). Additionally, time deposits of foreign branches of U.S. banks and foreign branches of foreign banks may be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, time deposits of such issuers will undergo the same type of credit analysis as domestic issuers in which a Vanguard fund invests and will have at least the same financial strength as the domestic issuers approved for the fund.
Warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Other kinds of warrants exist, including, but not limited to, warrants linked to countries’ economic performance or to commodity prices such as oil prices. These warrants may be subject to risk from fluctuation of underlying assets or indexes, as well as credit risk that the issuer does not pay on the obligations and risk that the data used for warrant payment calculation does not accurately reflect the true underlying commodity price or economic performance.
When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund complies with Rule 18f-4.
Regulatory Restrictions in India. Shares of Vanguard Emerging Markets Select Stock Fund and Vanguard International Value Fund have not been, and will not be, registered under the laws of India and are not intended to benefit from any laws in India promulgated for the protection of shareholders. As a result of regulatory requirements in India, shares of the Funds shall not be knowingly offered to (directly or indirectly) or sold or delivered to (within India); transferred to or purchased by; or held by, for, on the account of, or for the benefit of (i) a “person resident in India” (as defined under applicable Indian law), (ii) an “overseas corporate body” or a “person of Indian origin” (as defined under applicable Indian law), or (iii) any other entity or person disqualified or otherwise prohibited from accessing the Indian securities market under applicable laws, as may be amended from time to time. Investors, prior to purchasing shares of the Funds, must satisfy themselves regarding compliance with these requirements.
Share Price
Each Fund's share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, each Fund reserves the right to treat such day as a business day and calculate NAVs as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not sell or redeem shares. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
The underlying Vanguard funds in which the Diversified Equity Fund invests also do not calculate their NAV on days when the NYSE is closed, but the value of their assets may also be affected to the extent that they hold securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

The NYSE typically observes the following holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Purchase and Redemption of Shares
Purchase of Shares
The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund's prospectus.
Exchange of Securities for Shares of a Fund. Shares of a Fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash) at the discretion of the Fund’s portfolio manager. Such securities must not be restricted as to transfer and must have a value that is readily ascertainable. Securities accepted by the Fund will be valued, as set forth in the Fund’s prospectus, as of the time of the next determination of NAV after such acceptance. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes, depending upon the cost of the securities tendered, would be realized by the investor upon the exchange. Investors interested in purchasing fund shares in kind should contact Vanguard.
Redemption of Shares
The redemption price of shares of each Fund is the NAV per share next determined after the redemption request is received in good order, as defined in the Fund’s prospectus.

Each Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, each Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit.
The Trust has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period.
If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC and in accordance with procedures adopted by the Fund's board of trustees. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.
The Funds do not charge redemption fees. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.
Vanguard processes purchase and redemption requests through a pooled account. Pending investment direction or distribution of redemption proceeds, the assets in the pooled account are invested and any earnings (the “float”) are allocated proportionately among the Vanguard funds in order to offset fund expenses. Other than the float, Vanguard treats assets held in the pooled account as the assets of each shareholder making such purchase or redemption request.
Right to Change Policies
Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud or financial exploitation or abuse, or will protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Investing With Vanguard Through Other Firms
Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV per share next determined after the order is received by the Authorized Agent.

Management of the Funds
Vanguard
Each Fund is part of the Vanguard group of investment companies, which consists of over 200 funds. Each fund is a series of a Delaware statutory trust. The funds obtain virtually all of their corporate management, administrative, and distribution services through the trusts’ jointly owned subsidiary, Vanguard. Vanguard may contract with certain third-party service providers to assist Vanguard in providing certain administrative and/or accounting services with respect to the funds, subject to Vanguard’s oversight. Vanguard also provides investment advisory services to certain Vanguard funds. All of these services are provided at Vanguard’s total cost of operations pursuant to the Fifth Amended and Restated Funds’ Service Agreement (the Agreement).
Vanguard was established and operates under the Agreement. Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment.

Pursuant to an agreement between Vanguard and JP Morgan Chase Bank N.A. (JP Morgan), JP Morgan provides services for Vanguard International Value Fund and Vanguard Diversified Equity Fund. These services include, but are not limited to: (i) the calculation of such funds’ daily NAVs and (ii) the furnishing of financial reports. The fees paid to JP Morgan under this agreement are based on a combination of flat and asset based fees. As of the fiscal year ended October 31, 2022, JP Morgan had received fees for services rendered as shown in the table below.

Pursuant to an agreement between Vanguard and State Street Bank and Trust Company (State Street), State Street provides services for Vanguard Alternative Strategies Fund, Vanguard Emerging Markets Select Stock Fund, and Vanguard Commodity Strategy Fund. These services include, but are not limited to: (i) the calculation of such funds’ daily NAVs and (ii) the furnishing of financial reports. The fees paid to State Street under this agreement are based on a combination of flat and asset based fees. During the fiscal years ended October 31, 2020, 2021, and 2022, State Street had received fees from the Funds for administrative services rendered as shown in the table below.
Vanguard Fund	2020	2021	2022
Vanguard Alternative Strategies Fund	$3,000.00	$22,083.39	$21,500.04
Vanguard Commodity Strategy Fund	—	19,708.37	21,500.04
Vanguard Diversified Equity Fund	—	12,749.94	16,999.92
Vanguard Emerging Markets Select Stock Fund	3,000.00	22,083.37	21,500.04
Vanguard International Value Fund	—	12,749.94	16,999.92
The funds’ officers are also employees of Vanguard.
Vanguard, Vanguard Marketing Corporation (VMC), the funds, and the funds’ advisors have adopted codes of ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The codes of ethics permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the codes of ethics require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.
Vanguard International Value Fund, Vanguard Emerging Markets Select Stock Fund, Vanguard Alternative Strategies Fund, and Vanguard Commodity Strategy Fund Only. Vanguard provides corporate management, administrative, and distribution services. Each fund (other than a fund of funds) pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodial fees. The Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its net assets in Vanguard. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital.

As of October 31, 2022, each Fund had contributed capital to Vanguard as follows:
Vanguard Fund	Capital Contribution to Vanguard	Percentage of Fund’s Average Net Assets	Percent of Vanguard Funds’ Contribution
Vanguard International Value Fund	$452,000	Less than 0.01%	0.18%
Vanguard Emerging Markets Select Stock Fund	26,000	Less than 0.01	0.01
Vanguard Alternative Strategies Fund	6,000	Less than 0.01	Less than 0.01
Vanguard Commodity Strategy Fund	80,000	Less than 0.01	0.03
Under a separate agreement, Vanguard provides corporate management, administrative, and investment advisory services to a wholly owned subsidiary of the Alternative Strategies Fund for an annual fee of 0.40% of average net assets of the subsidiary. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. For the fiscal year ended October 31, 2022, the subsidiary paid Vanguard $61,997.79.
Under a separate agreement, Vanguard provides corporate management, administrative, and investment advisory services to a wholly owned subsidiary of the Commodity Strategy Fund for an annual fee of 0.10% of average net assets of the subsidiary. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples FS Limited, a fee plus reasonable additional expenses for trustee services. For the fiscal year ended October 31, 2022, the subsidiary paid Vanguard $417,159.06.
Vanguard Diversified Equity Fund Only. The Agreement provides that the Fund will not contribute to Vanguard’s capitalization or pay for corporate management, administrative, and distribution services provided by Vanguard. However, the Fund will bear its own direct expenses, such as legal, auditing, and custodial fees. In addition, the Agreement further provides that the Fund’s expenses may be offset, in whole or in part, by (1) the Fund’s contributions to the cost of operating the underlying funds in which the Fund invests and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Fund’s operations. Accordingly, all expenses for services provided by Vanguard to the Fund and all other expenses incurred by the Fund are expected to be borne by the underlying funds. The Fund's shareholders bear the fees and expenses associated with the Fund’s investments in the underlying funds.
As of October 31, 2022, the Acquired Fund Fees and Expenses of the Fund were 0.35%.
Management. Corporate management and administrative services include (1) executive staff, (2) accounting and financial, (3) legal and regulatory, (4) shareholder account maintenance, (5) monitoring and control of custodian relationships, (6) shareholder reporting, and (7) review and evaluation of advisory and other services provided to the funds by third parties.
Distribution. Vanguard Marketing Corporation, 100 Vanguard Boulevard, Malvern, PA 19355, a wholly owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds’ shares. VMC offers shares of each fund for sale on a continuous basis and will use all reasonable efforts in connection with the distribution of shares of the funds. VMC performs marketing and distribution activities in accordance with the conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. The funds’ trustees review and approve the marketing and distribution expenses incurred by the funds, including the nature and cost of the activities and the desirability of each fund’s continued participation in the joint arrangement.
To ensure that each fund’s participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC’s marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund’s sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund’s aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard and that no fund shall incur annual marketing and distribution expenses in excess of 0.20% of its average month-end net assets. Each fund’s contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.
VMC’s principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities of an administrative nature that VMC undertakes on behalf of the funds may include, but are not limited to:
◾ Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy.
◾ Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy.
◾ Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy.
◾ Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services.
◾ Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process.
VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC’s cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers.
VMC’s arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC does make fixed dollar payments to financial service providers when sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations. VMC also makes fixed dollar payments to financial service providers for data regarding funds, such as statistical information regarding sales of fund shares. In addition, VMC makes fixed dollar payments for expenses associated with financial service providers’ use of Vanguard’s funds including, but not limited to, the use of funds in model portfolios. These payments may be used for services including, but not limited to, technology support and development; platform support and development; due diligence related to products used on a platform; legal, regulatory, and compliance expenses related to a platform; and other platform-related services.
In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives) (1) promotional items of nominal value that display Vanguard’s logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.
VMC policy prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC’s marketing and distribution activities are primarily intended to result in the sale of the funds’ shares, and as such, its activities, including shared marketing and distribution activities and fixed dollar payments as described above, may influence applicable financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities, relationships, or payments may influence a financial service provider’s (or its representatives’) decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.
The following table describes the expenses of Vanguard and VMC that are incurred by the Funds (except Vanguard Diversified Equity Fund). Amounts captioned “Management and Administrative Expenses” include a Fund's allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the Vanguard funds. Amounts captioned “Marketing and Distribution Expenses” include a Fund's allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.
As is the case with all mutual funds, transaction costs incurred by Vanguard International Value Fund, Vanguard Emerging Markets Select Stock Fund, Vanguard Alternative Strategies Fund, and Vanguard Commodity Strategy Fund for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended October 31, 2020, 2021, and 2022, and are presented as a percentage of each Fund's average month-end net assets.
Annual Shared Fund Operating Expenses (Shared Expenses Deducted From Fund Assets)
Vanguard Fund	2020	2021	2022
Vanguard Alternative Strategies Fund
Management and Administrative Expenses	0.29%	0.17%	0.21%
Marketing and Distribution Expenses	0.01	0.02	0.01
Vanguard Commodity Strategy Fund
Management and Administrative Expenses	0.17%	0.18%	0.18%
Marketing and Distribution Expenses	0.01	Less than 0.01	0.01
Vanguard Emerging Markets Select Stock Fund
Management and Administrative Expenses	0.31%	0.27%	0.26%
Marketing and Distribution Expenses	0.01	0.01	0.01
Vanguard International Value Fund
Management and Administrative Expenses	0.19%	0.20%	0.19%
Marketing and Distribution Expenses	0.01	0.01	0.01
Officers and Trustees
Each Vanguard fund is governed by the board of trustees of its trust and a single set of officers. Consistent with the board’s corporate governance principles, the trustees believe that their primary responsibility is oversight of the management of each fund for the benefit of its shareholders, not day-to-day management. The trustees set broad policies for the funds; select investment advisors; monitor fund operations, regulatory compliance, performance, and costs; nominate and select new trustees; and elect fund officers. Vanguard manages the day-to-day operations of the funds under the direction of the board of trustees.
The trustees play an active role, as a full board and at the committee level, in overseeing risk management for the funds. The trustees delegate the day-to-day risk management of the funds to various groups, including portfolio review, investment management, risk management, compliance, legal, fund accounting, and fund financial services. These groups provide the trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The trustees also oversee risk management for the funds through regular interactions with the funds’ internal and external auditors.
The full board participates in the funds’ risk oversight, in part, through the Vanguard funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; oversight of service providers; fund governance; and codes of ethics, insider trading controls, and protection of nonpublic information. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the funds. The funds’ chief compliance officer regularly provides reports to the board in writing and in person.

The audit committee of the board, which is composed of F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis, each of whom is an independent trustee, oversees management of financial risks and controls. The audit committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Vanguard’s head of internal audit reports directly to the audit committee and provides reports to the committee in writing and in person on a regular basis. Although the audit committee is responsible for overseeing the management of financial risks, the entire board is regularly informed of these risks through committee reports.
All of the trustees bring to each fund’s board a wealth of executive leadership experience derived from their service as executives (in many cases chief executive officers), board members, and leaders of diverse public operating companies, academic institutions, and other organizations. In determining whether an individual is qualified to serve as a trustee of the funds, the board considers a wide variety of information about the trustee, and multiple factors contribute to the board’s decision. Each trustee is determined to have the experience, skills, and attributes necessary to serve the funds and their shareholders because each trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the board. The board also considers the individual experience of each trustee and determines that the trustee’s professional experience, education, and background contribute to the diversity of perspectives on the board. The business acumen, experience, and objective thinking of the trustees are considered invaluable assets for Vanguard management and, ultimately, the Vanguard funds’ shareholders. The specific roles and experience of each board member that factor into this determination are presented on the following pages. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Interested Trustee[1]
Mortimer J. Buckley (1969)	Chairman of the Board, Chief Executive Officer, and President	January 2018
Chairman of the board (2019–present) of Vanguard and
of each of the investment companies served by
Vanguard; chief executive officer (2018–present) of
Vanguard; chief executive officer, president, and
trustee (2018–present) of each of the investment
companies served by Vanguard; president and director
(2017–present) of Vanguard; and president
(2018–present) of Vanguard Marketing Corporation.
Chief investment officer (2013–2017), managing
director (2002–2017), head of the Retail Investor Group
(2006–2012), and chief information officer (2001–2006)
of Vanguard. Trustee and vice chair of The Shipley
School. Member of the board of governors of the
Investment Company Institute and of FINRA.
				206
1 Mr. Buckley is considered an “interested person” as defined in the 1940 Act because he is an officer of the Trust.
Independent Trustees
Tara Bunch (1962)	Trustee	November 2021	Head of Global Operations at Airbnb (2020–present). Vice President of AppleCare (2012–2020). Member of the board of Out & Equal, the University of California, Berkeley School of Engineering, and Santa Clara University’s School of Business.	206

Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Emerson U. Fullwood (1948)	Trustee	January 2008
Executive chief staff and marketing officer for North
America and corporate vice president (retired 2008) of
Xerox Corporation (document management products
and services). Former president of the Worldwide
Channels Group, Latin America, and Worldwide
Customer Service and executive chief staff officer of
Developing Markets of Xerox. Executive in residence
and 2009–2010 Distinguished Minett Professor at the
Rochester Institute of Technology. Member of the
board of directors of the University of Rochester
Medical Center, the Monroe Community College
Foundation, the United Way of Rochester, North
Carolina A&T University, Roberts Wesleyan College,
and the Rochester Philharmonic Orchestra. Trustee of
the University of Rochester.
				206
F. Joseph Loughrey (1949)	Trustee	October 2009	President and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (global industrial company). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.	206
Mark Loughridge (1953)	Lead Independent Trustee	March 2012	Senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.	206
Scott C. Malpass (1962)	Trustee	March 2012	Chief investment officer and vice president of the University of Notre Dame (retired 2020). Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion. Member of the Notre Dame 403(b) Investment Committee and the board of directors of Paxos Trust Company (finance).	206
Deanna Mulligan (1963)	Trustee	January 2018	Chief executive officer of Purposeful (2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), the Chief Executives for Corporate Purpose, and the New York-Presbyterian Hospital.	206
André F. Perold (1952)	Trustee	December 2004	George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies LLC (private investment firm). Board member of RIT Capital Partners (investment firm).	206

Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Sarah Bloom Raskin (1961)	Trustee	January 2018
Deputy secretary (2014–2017) of the United States
Department of the Treasury. Governor (2010–2014) of
the Federal Reserve Board. Commissioner
(2007–2010) of financial regulation for the State of
Maryland. Colin W. Brown Distinguished Professor of
the Practice, Duke Law School (2021–present);
Rubenstein Fellow, Duke University (2017–2020);
Distinguished Fellow of the Global Financial Markets
Center, Duke Law School (2020–2022); and Senior
Fellow, Duke Center on Risk (2020–present). Partner of
Kaya Corporation Ltd. (climate policy advisory
services). Member of the board of directors of Arcadia
Corporation (energy solution technology).
				206
David Thomas (1956)	Trustee	July 2021	President of Morehouse College (2018–present). Professor of Business Administration Emeritus at Harvard University (2017–2018) and Dean (2011–2016) and Professor of Management at Georgetown University, McDonough School of Business (2016–2017). Director of DTE Energy Company. Trustee of Common Fund.	206
Peter F. Volanakis (1955)	Trustee	July 2009	President and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.	206
Executive Officers
Jacqueline Angell (1974)	Chief Compliance Officer	November 2022	Principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.	206
Christine M. Buchanan (1970)	Chief Financial Officer	November 2017	Principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2021) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).	206
John Galloway (1973)	Investment Stewardship Officer	September 2020	Principal of Vanguard. Investment stewardship officer (2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special Assistant to the President of the United States (2015).	206
Ashley Grim (1984)	Treasurer	February 2022	Treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).	206
Peter Mahoney (1974)	Controller	May 2015	Principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008– 2014) at Vanguard.	206

Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Anne E. Robinson (1970)	Secretary	September 2016	General counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Non-executive director of the board of National Grid (energy).	206
Michael Rollings (1963)	Finance Director	February 2017	Finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.	206
All but one of the trustees are independent. The independent trustees designate a lead independent trustee. The lead independent trustee is a spokesperson and principal point of contact for the independent trustees and is responsible for coordinating the activities of the independent trustees, including calling regular executive sessions of the independent trustees; developing the agenda of each meeting together with the chairman; and chairing the meetings of the independent trustees. The lead independent trustee also chairs the meetings of the audit, compensation, and nominating committees. The board also has two investment committees, which consist of independent trustees and the sole interested trustee.
The independent trustees appoint the chairman of the board. The roles of chairman of the board and chief executive officer currently are held by the same person; as a result, the chairman of the board is an “interested” trustee. The independent trustees generally believe that the Vanguard funds’ chief executive officer is best qualified to serve as chairman and that fund shareholders benefit from this leadership structure through accountability and strong day-to-day leadership.
Board Committees: The Trust's board has the following committees:
◾ Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each fund. The following independent trustees serve as members of the committee: Mr. Loughrey, Mr. Loughridge, Ms. Raskin, and Mr. Volanakis. The committee held six meetings during the Trust's fiscal year ended October 31, 2022.
◾ Compensation Committee: This committee oversees the compensation programs established by each fund for the benefit of its trustees. All independent trustees serve as members of the committee. The committee held two meetings during the Trust's fiscal year ended October 31, 2022.
◾ Investment Committees: These committees assist the board in its oversight of investment advisors to the funds and in the review and evaluation of materials relating to the board’s consideration of investment advisory agreements with the funds. Each trustee serves on one of two investment committees. Each investment committee held four meetings during the Trust's fiscal year ended October 31, 2022.
◾ Nominating Committee: This committee nominates candidates for election to the board of trustees of each fund. The committee also has the authority to recommend the removal of any trustee. All independent trustees serve as members of the committee. The committee held five meetings during the Trust's fiscal year ended October 31, 2022.
The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Loughridge, chairman of the committee.
Trustees retire in accordance with the funds' governing documents and policies, and typically by age 75.

Trustee Compensation
The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees’ compensation. Vanguard funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds. The trustees and officers of Vanguard Diversified Equity Fund will receive no remuneration directly from the funds. However, the Fund‘s underlying funds pay their proportionate share of the trustees’ compensation and the officers’ salaries and benefits.
Independent Trustees. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in two ways:
◾ The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
◾ The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
“Interested” Trustee. Mr. Buckley serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as an officer of Vanguard.
Compensation Table. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation by Vanguard International Value Fund, Vanguard Emerging Markets Select Stock Fund, Vanguard Alternative Strategies Fund, and Vanguard Commodity Strategy Fund for each trustee. In addition, the table shows the total amount of compensation paid to each trustee by all Vanguard funds.
VANGUARD INTERNATIONAL VALUE FUND, VANGUARD EMERGING MARKETS SELECT STOCK FUND, VANGUARD ALTERNATIVE STRATEGIES FUND, AND VANGUARD COMMODITY STRATEGY FUND
TRUSTEES’ COMPENSATION TABLE
Trustee	Aggregate Compensation From the Funds[1]	Total Compensation From All Vanguard Funds Paid to Trustees[2]
Mortimer J. Buckley	—	—
Tara Bunch[3]	$615	$330,000
Emerson U. Fullwood	615	330,000
Amy Gutmann[4]	102	—
F. Joseph Loughrey	652	350,000
Mark Loughridge	742	400,000
Scott C. Malpass	615	330,000
Deanna Mulligan	615	330,000
André F. Perold	615	330,000
Sarah Bloom Raskin	652	350,000
David A. Thomas	615	330,000
Peter F. Volanakis	652	350,000
1
The amounts shown in this column are based on the Trust's fiscal year ended October 31, 2022. Each Fund within the Trust is responsible for a proportionate share of these amounts.
2
The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 206 Vanguard funds for the 2022 calendar year.
3
Ms. Bunch became a member of the Funds’ board effective November 2021.
4
Ms. Gutmann retired from service effective February 2022.
Ownership of Fund Shares
All current trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee’s ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2022.

VANGUARD TRUSTEES EQUITY FUND
Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Alternative Strategies Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Marie Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David A. Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Commodity Strategy Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Marie Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David A. Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Diversified Equity Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Marie Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David A. Thomas	—	Over $100,000
	Peter F. Volanakis	Over $100,000	Over $100,000

Vanguard Emerging Markets Select Stock Fund	Mortimer J. Buckley	Over $100,000	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Marie Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David A. Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard International Value Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Marie Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David A. Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000
As of January 31, 2023, the trustees and officers of the funds owned, in the aggregate, less than 1% of each class of each fund’s outstanding shares.
As of January 31, 2023, the following owned of record 5% or more of the outstanding shares of each class:
Vanguard Fund	Share Class	Owner and Address	Percentage of Ownership
Vanguard Alternative Strategies Fund	Investor Shares	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING COLUMBUS, OH	6.74%
		VANGUARD MANAGED ALLOCATION FUND VALLEY FORGE, PA	73.12%
Vanguard Commodity Strategy Fund	Admiral Shares	NATIONAL FINANCIAL SERVICES CORPORATION JERSEY CITY, NJ	11.13%
Vanguard Diversified Equity Fund	Investor Shares	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	10.47%
Vanguard International Value Fund	Investor Shares	CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	9.04%
		VANGUARD STAR FUND VALLEY FORGE, PA	15.59%
A shareholder who owns more than 25% of a Fund’s voting shares may be considered a controlling person. As of January 31, 2023, the following held of record 25% or more of the voting shares:
Vanguard Fund	Owner	Percentage of Ownership
Vanguard Alternative Strategies Fund	VANGUARD MANAGED ALLOCATION FUND VALLEY FORGE, PA	73.12%
Portfolio Holdings Disclosure Policies and Procedures
Introduction
Vanguard and the boards of trustees of the Vanguard funds (the Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund’s investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.
The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the chief compliance officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies.
Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.
Online Disclosure of Ten Largest Stock Holdings
Each actively managed Vanguard fund generally will seek to disclose the fund’s ten largest stock portfolio holdings and the percentage of the fund’s total assets that each of these holdings represents as of the end of the most recent calendar quarter (quarter-end ten largest stock holdings with weightings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the calendar quarter. Each Vanguard index fund generally will seek to disclose the fund’s ten largest stock portfolio holdings and the percentage of the fund’s total assets that each of these holdings represents as of the end of the most recent month (month-end ten largest stock holdings with weightings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the month. In addition, Vanguard funds generally will seek to disclose the fund’s ten largest stock portfolio holdings and the aggregate percentage of the fund’s total assets (and, for balanced funds, the aggregate percentage of the fund’s equity securities) that these holdings represent as of the end of the most recent month (month-end ten largest stock holdings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 10 business days after the end of the month. Together, the quarter-end and month-end ten largest stock holdings are referred to as the ten largest stock holdings. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.
Online Disclosure of Complete Portfolio Holdings
Each actively managed Vanguard fund, unless otherwise stated, generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com 30 calendar days after the end of the calendar quarter. Each Vanguard fund relying on Rule 6c-11 under the 1940 Act generally will seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day. These portfolio holdings, including other investment positions, will be disclosed online at vanguard.com. In accordance with Rule 2a-7 under the 1940 Act, each of the Vanguard money market funds will disclose the fund’s complete portfolio holdings as of the last business day of the prior month online at vanguard.com no later than the fifth business day of the current month. The complete portfolio holdings information for money market funds will remain available online for at least six months after the initial posting. Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund generally will seek to disclose the Fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com 60 calendar days after the end of the calendar quarter. Each Vanguard index fund, other than those Vanguard index funds relying on Rule 6c-11 under the 1940 Act, generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent month online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the month. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard will review complete portfolio holdings before disclosure is made and, except with respect to the complete portfolio holdings of the Vanguard money market funds, may withhold any portion of the fund’s complete portfolio holdings from disclosure when deemed to be in the best interests of the fund after consultation with a Vanguard fund’s investment advisor.
Disclosure of Complete Portfolio Holdings to Service Providers Subject to Confidentiality and Trading Restrictions
Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations; financial printers; proxy voting service providers; pricing information vendors; issuers of guaranteed investment contracts for stable value portfolios; third parties that deliver analytical, statistical, or consulting services; and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.
The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department or Office of the General Counsel. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives.
Currently, Vanguard discloses complete portfolio holdings to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation; Advisor Software, Inc.; Alcom Printing Group, Inc.; Apple Press, L.C.; Bloomberg L.P.; Brilliant Graphics, Inc.; Broadridge Financial Solutions, Inc.; Brown Brothers Harriman & Co.; Charles River Systems, Inc.; FactSet Research Systems Inc.; Innovation Printing & Communications; Institutional Shareholder Services, Inc.; Intelligencer Printing Company; Investment Technology Group, Inc.; Lipper, Inc.; Markit WSO Corporation; McMunn Associates, Inc.; Reuters America Inc.; R.R. Donnelley, Inc.; State Street Bank and Trust Company; and Trade Informatics LLC.
Disclosure of Complete Portfolio Holdings to Vanguard Affiliates and Certain Fiduciaries Subject to Confidentiality and Trading Restrictions
Vanguard may disclose complete portfolio holdings between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund’s current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.
The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by Vanguard, VMC, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard.
Currently, Vanguard discloses complete portfolio holdings to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, custodian, and independent registered public accounting firm identified in each fund’s Statement of Additional Information.
Disclosure of Portfolio Holdings to Trading Counterparties in the Normal Course of Managing a Fund’s Assets
An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to any trading counterparty, including one or more broker-dealers or banks, during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such trading counterparties subject to the counterparty’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.
In addition to the disclosures described below to Authorized Participants, a Vanguard fund investment advisor or administrator may also disclose portfolio holdings information to other current or prospective fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (as defined below) or other large transactions with a Vanguard fund. Such shareholders are typically Authorized Participants or other financial institutions that have been authorized by VMC to purchase and redeem large blocks of shares (Creation Units), but may also include market makers and other institutional market participants and entities to whom a Vanguard fund advisor or administrator may provide information in connection with transactions in a Vanguard fund.
Disclosure of Nonmaterial Information
The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the end of the most recent calendar quarter (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, VMC, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.
An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may, at their sole discretion, deny any request for information made by any person, and may do so for any reason or for no reason. Approved Vanguard Representatives include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard’s Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.
Disclosure of Portfolio Holdings Related Information to the Issuer of a Security for Legitimate Business Purposes
Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Vanguard’s Enterprise Financial Services unit, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department or Office of the General Counsel.
Disclosure of Portfolio Holdings as Required by Applicable Law
Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, VMC, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.
Prohibitions on Disclosure of Portfolio Holdings
No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at vanguard.com, in writing, by fax, by email, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard’s management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.
Prohibitions on Receipt of Compensation or Other Consideration
The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person or entity from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.
Investment Advisory and Other Services
The Trust currently uses eight investment advisors:
◾ ARGA Investment Management, LP (ARGA) provides investment advisory services for a portion of Vanguard International Value Fund.

◾ Baillie Gifford Overseas Ltd. (Baillie Gifford) provides investment advisory services for a portion of Vanguard Emerging Markets Select Stock Fund.
◾ Lazard Asset Management LLC (Lazard) provides investment advisory services for a portion of Vanguard International Value Fund.
◾ Oaktree Fund Advisors, LLC (Oaktree) provides investment advisory services for a portion of Vanguard Emerging Markets Select Stock Fund.
◾ Pzena Investment Management, LLC (Pzena) provides investment advisory services for a portion of Vanguard Emerging Markets Select Stock Fund.
◾ Sprucegrove Investment Management Ltd. (Sprucegrove) provides investment advisory services for a portion of Vanguard International Value Fund.
◾ Wellington Management Company LLP (Wellington Management) provides investment advisory services for a portion of Vanguard Emerging Markets Select Stock Fund.
◾ Vanguard provides investment advisory services to Vanguard Diversified Equity Fund, Vanguard Alternative Strategies Fund, and Vanguard Commodity Strategy Fund.
Edinburgh Partners Limited (Edinburgh Partners) provided investment advisory services for a portion of Vanguard International Value Fund from May 2008 until October 2020.
For funds that are advised by independent third-party advisory firms unaffiliated with Vanguard, the board of trustees of each fund hires investment advisory firms, not individual portfolio managers, to provide investment advisory services to such funds. Vanguard negotiates each advisory agreement, which contains advisory fee arrangements, on an arm’s length basis with the advisory firm. Each advisory agreement is reviewed annually by each fund’s board of trustees, taking into account numerous factors, which include, without limitation, the nature, extent, and quality of the services provided; investment performance; and the fair market value of the services provided. Each advisory agreement is between the Trust and the advisory firm, not between the Trust and the portfolio manager. The structure of the advisory fee paid to each unaffiliated investment advisory firm is described in the following sections. In addition, each firm has established policies and procedures designed to address the potential for conflicts of interest. Each firm’s compensation structure and management of potential conflicts of interest are summarized by the advisory firm in the following sections for the fiscal year ended October 31, 2022.
A fund is a party to an investment advisory agreement with each of its independent third-party advisors whereby the advisor manages the investment and reinvestment of the portion of the fund’s assets that the fund’s board of trustees determines to assign to the advisor. In this capacity, each advisor continuously reviews, supervises, and administers the investment program for its portion of the fund’s assets. Hereafter, each portion will be referred to as the advisor’s Portfolio. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard’s Portfolio Review Department and the officers and trustees of the fund. Vanguard’s Portfolio Review Department is responsible for recommending changes in a fund’s advisory arrangements to the fund’s board of trustees, including changes in the amount of assets allocated to each advisor and recommendations to hire, terminate, or replace an advisor.
I. Vanguard Diversified Equity Fund, Vanguard Alternative Strategies Fund, and Vanguard Commodity Strategy Fund
Vanguard, through its Equity Index Group, provides investment advisory services to Vanguard Diversified Equity Fund. The Diversified Equity Fund is a fund of funds that invests in other Vanguard mutual funds (underlying funds). The Diversified Equity Fund benefits from the investment advisory services provided to the underlying funds and, as a shareholder of those funds, indirectly bears a proportionate share of those funds’ advisory fees and expenses. For more information about the investment advisory services provided to the underlying funds, please refer to each fund’s Statement of Additional Information.
Vanguard, through its Quantitative Equity Group, provides investment advisory services to Vanguard Alternative Strategies Fund. The compensation and other expenses of Vanguard’s advisory staff are allocated among the funds utilizing these services. Vanguard Alternative Strategies Fund began operations on August 11, 2015. During the fiscal years ended October 31, 2020, 2021, and 2022, the Fund incurred investment advisory expenses of approximately $326,000, $162,000, and $28,000 respectively.

Vanguard, through its Quantitative Equity Group and its Fixed Income Group, provides investment advisory services to Vanguard Commodity Strategy Fund. The compensation and other expenses of Vanguard’s advisory staff are allocated among the funds utilizing these services. Vanguard Commodity Strategy Fund began operations on June 25, 2019. During the fiscal years ended October 31, 2020, 2021, and 2022, the Fund incurred investment advisory expenses of approximately $48,000, $188,000, and $283,000 respectively.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Walter Nejman	Registered investment companies[1]	44	$2.36T	0	$0
	Other pooled investment vehicles	16	$113B	0	$0
	Other accounts	0	$0	0	$0
Fei Xu	Registered investment companies[2,3]	3	$3B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Joshua C. Barrickman	Registered investment companies[3]	24	$1.02T	0	$0
	Other pooled investment vehicles	14	$22B	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach[4,6]	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Aurelia Denis[5,6]	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Includes Vanguard Diversified Equity Fund which held assets of $ 2.1 billion as of October 31, 2022.
2 Includes Vanguard Alternative Strategies Fund which held assets of $99.6 million as of October 31, 2022.
3 Includes Vanguard Commodity Strategy Fund which held assets of $2 billion as of October 31, 2022.
4 Mr. Roach began co-managing Vanguard Diversified Equity Fund on February 17, 2023.
5 Ms. Denis began co-managing Vanguard Diversified Equity Fund on February 17, 2023.
6 Information provided as of December 31, 2022
2. Material Conflicts of Interest
At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by trustees and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations in which two or more funds or accounts participate in investment decisions involving the same securities.
3. Description of Compensation
All Vanguard portfolio managers are Vanguard employees. This section describes the compensation of the Vanguard employees who manage Vanguard mutual funds. As of October 31, 2022, a Vanguard portfolio manager’s compensation generally consists of base salary, bonus, and payments under Vanguard’s long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980s to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement plans.
In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Vanguard’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.
A portfolio manager’s bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given the fund’s investment objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the amount of assets held in any individual fund’s portfolio. For the Diversified Equity Fund, Alternative Strategies Fund, and Commodity Strategy Fund, the performance factor depends on how closely each portfolio manager outperforms these expectations and maintains the risk parameters of the Fund over a three-year period. Additional factors include the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives previously described. The bonus is paid on an annual basis.
Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard’s long-term incentive compensation plan based on their years of service, job level, and, if applicable, management responsibilities. Each year, Vanguard’s independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard’s operating efficiencies in providing services to the Vanguard funds.
4. Ownership of Securities
As of October 31, 2022, Mr. Xu owned shares of Vanguard Alternative Strategies Fund in the $100,001 - $500,000 range. As of the same date, Mr. Xu also owned shares of Vanguard Commodity Strategy Fund in the $100,001 - $500,000 range. None of the other named portfolio managers owned any shares of the Funds they managed.
II. Vanguard International Value Fund
The Fund pays each of its independent third-party investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the MSCI ACWI ex USA Index over the preceding 60-month period.
During the fiscal years ended October 31, 2020, 2021, and 2022, the Fund incurred aggregate investment advisory fees of approximately $15,713,000 (before a performance-based decrease of $1,795,000), $22,029,000 (before a performance-based decrease of $2,057,000), and $22,279,000 (before a performance-based increase of $492,000), respectively.
A. ARGA Investment Management, LP (ARGA)
ARGA, located in Stamford, Connecticut, is an investment management firm founded in 2010 by A. Rama Krishna.

1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
A. Rama Krishna	Registered investment companies[1]	4	$12.1B	1	$11.7B
	Other pooled investment vehicles	8	$788.6M	4	$690.2M
	Other accounts	46	$4.9B	0	$0
Steven Morrow	Registered investment companies[1]	2	$11.7B	1	$11.7B
	Other pooled investment vehicles	3	$96.5M	2	$23.8M
	Other accounts	28	$2.2B	0	$0
1 Includes Vanguard International Value Fund which held assets of $11.7 billion as of October 31, 2022.
2. Material Conflicts of Interest
ARGA’s compliance procedures aim to identify and prevent potential conflicts of interest related to client, employee, and proprietary activities. Potential conflicts of interest include instances when ARGA desires to purchase or sell the same securities for the ARGA Portfolio and other accounts, which could result, if such conflict is not managed properly, in unfair treatment to one account or another. Another potential conflict could occur if employees had knowledge of future ARGA trades and, on the basis of such information, made their own personal trades, which could harm the ARGA Portfolio and other ARGA accounts.
Specific procedures addressing conflicts of interest are described in the following paragraphs.
Mr. Krishna and Mr. Morrow are Chief Investment Officer and Director of Research, respectively, of ARGA. In addition to the Fund, ARGA manages other accounts on a discretionary basis (and where, as of October 31, 2020, Mr. Krishna is one of a number of investors within certain commingled funds as well as certain proprietary partnerships) that use the valuation-based investment strategy utilized for the ARGA Portfolio. ARGA expects to manage additional such accounts in the future. To avoid any incentive to favor one account over another in the allocation of investment opportunities (particularly where there are differing performance fee arrangements), ARGA has implemented strict fairness policies with respect to trading practices and allocation procedures. ARGA examines trade allocations among client portfolios regularly and confirms their consistency with ARGA’s fiduciary obligation to allocate investment opportunities fairly. ARGA also regularly monitors dispersion of client account returns within the same investment strategy to verify that no preferential treatment has occurred. As expected, in instances such as clients directing trades through particular brokers, ARGA may place non-simultaneous trade orders for the ARGA Portfolio and another client, which may affect the execution price of the security to the detriment of one or the other.
To ensure ARGA employees do not use knowledge of the ARGA Portfolio’s trading for personal gain, firm Access Persons and their immediate family members living in the same household are subject to initial, quarterly, and annual brokerage account reporting and certification requirements with respect to brokerage or investment accounts over which they have a direct or indirect beneficial interest. Access Persons, including their immediate family members living in the same household, contemplating the purchase or sale of any security or an interest in a private placement vehicle must obtain preclearance from ARGA. Access Persons’ brokerage statements and emails are reviewed on a quarterly basis to ensure continued compliance with ARGA’s policies on personal securities transactions.
While ARGA follows these procedures to eliminate potential conflicts of interest, there is no guarantee they will detect and prevent every situation where potential conflicts could arise. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.
3. Description of Compensation
The goal of ARGA’s compensation structure is to align the interests of investment professionals with those of its clients and the firm. Accordingly, ARGA rewards behavior by investment professionals that results in long-term success for its clients and the company.

Mr. Krishna has equity ownership in ARGA; accordingly, he is entitled to a share of the firm's profits, if and when earned. He does not receive a base salary or performance bonus. ARGA compensates Mr. Morrow through a combination of base salary, performance bonus, and profit sharing. Base salary is a fixed amount that may change based on an annual review or market conditions. Bonus is determined by both individual performance and financial success of the firm. Effective 2016, a portion of profits and value of the firm is shared with employees other than Mr. Krishna through the ARGA Commitment Plan. These employees comprise individuals across the firm who are key to delivering superior levels of excellence for ARGA’s clients. Over the long term, the firm expects bonus and profit sharing to make up the highest proportion of compensation. Where relevant at higher levels of individual compensation, a portion of both the bonus and profit sharing is likely to be deferred, thereby encouraging long-term retention of key employees.
ARGA formally reviews performance by each individual based on a framework that is relevant for the individual’s area of responsibility and overall adherence to the firm’s values. ARGA does not tie portfolio manager compensation specifically to the performance of the ARGA Portfolio relative to the Fund’s benchmark, as that could cause individuals to stray from ARGA’s long-term, valuation-based investment discipline. For investment professionals, ARGA reviews both quantitative and fundamental factors. Quantitative factors may include productivity in terms of companies’ research coverage and construction of global industry models. Fundamental factors focus on depth of company and industry research, quality of company models and embedded forecasts, contribution to discussions with company management, and ability to identify key business issues and paths to possible resolution. In addition to evaluating individuals on their own contribution, the firm assesses their commitment to the success of other ARGA employees and ARGA as a whole.
4. Ownership of Securities
As of October 31, 2022, Mr. Krishna did not own any shares of Vanguard International Value Fund. As of the same date, Mr. Morrow owned shares in the $10,001- $50,000 range of the Fund.
B. Lazard Asset Management LLC (Lazard)
Lazard is a registered investment advisor and is a direct, wholly owned subsidiary of Lazard Freres & Co. LLC and an indirect, wholly owned subsidiary of Lazard Ltd.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Michael A. Bennett	Registered investment companies[1]	12	$14.2B	1	$11.7B
	Other pooled investment vehicles	15	$4.9B	0	$0
	Other accounts	156	17.9B	3	$228.4M
Michael G. Fry	Registered investment companies[1]	7	$13.4B	1	$11.7B
	Other pooled investment vehicles	8	$1.5B	0	$0
	Other accounts	119	$11B	3	$228.4M
1 Includes Vanguard International Value Fund which held assets of $11.7 billion as of October 31, 2022.
2. Material Conflicts of Interest
Although the potential for conflicts of interest exists when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to the Fund's investment strategies implemented by Lazard (collectively, “Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same or similar securities). In addition, the Fund is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts, including the following:
1. Similar Accounts may have investment objectives, strategies and risks that differ from those of the Fund. In addition, the Fund is subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to invest in the same securities, exercise rights to exchange or convert securities or engage in all the investment techniques or transactions, or to invest, exercise or engage to the same degree, as the Similar Accounts. For these or other reasons, the portfolio managers may purchase different securities for the Fund and the corresponding Similar Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Similar Accounts, perhaps materially.
2. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.
3. Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. As illustrated in the table above, most of the portfolio managers manage a significant number of Similar Accounts in addition to the Fund.
4. Generally, Lazard and/or its portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since certain of the portfolio managers do not invest in the Fund. 5. The table above notes the portfolio managers who manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the Fund.
6. Portfolio managers may place transactions on behalf of Similar Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions. In addition, if the Fund’s investment in an issuer is at a different level of the issuer's capital structure than an investment in the issuer by Similar Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the Fund’s and such Similar Accounts’ investments in the issuer. If Lazard sells securities short, including on behalf of a Similar Account, it may be seen as harmful to the performance of the Fund to the extent it invests “long” in the same or similar securities whose market values fall as a result of short-selling activities.
7. Investment decisions are made independently from those of the Similar Accounts. If, however, such Similar Accounts desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.
8. Under Lazard’s trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein a “Limited Offering”), Lazard will generally allocate Limited Offering shares among client accounts, including the Fund, pro rata based upon the aggregate asset size (excluding leverage) of the account. Lazard may also allocate Limited Offering shares on a random basis, as selected electronically, or other basis. It is often difficult for the Adviser to obtain a sufficient number of Limited Offering shares to provide a full allocation to each account. Lazard’s allocation procedures are designed to allocate Limited Offering securities in a fair and equitable manner.

3. Description of Compensation
Lazard's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to the Fund's strategies. Portfolio managers responsible for managing the Fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios.
Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash, stock, and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy. Total compensation is generally not fixed, but rather is based on the following factors: (1) leadership, teamwork, and commitment; (2) maintenance of current knowledge and opinions on companies owned in the portfolio; (3) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (4) ability and willingness to develop and share ideas on a team basis; and (5) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.
Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance of such account, as well as performance of the account relative to peers. The portfolio manager's bonus also can be influenced by subjective measurement of the manager's ability to help others make investment decisions. A portion of a portfolio manager's variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain portfolios, in shares that vest in two to three years. Certain portfolio managers' bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management teams.
4. Ownership of Securities
As of October 31, 2022, Mr. Bennett and Mr. Fry did not own any shares of Vanguard International Value Fund.
C. Sprucegrove Investment Management Ltd. (Sprucegrove)
Sprucegrove is a Canadian investment advisory firm founded in 1993. The firm is 100% employee-owned. Sprucegrove is one of the largest independently owned investment management firms in Canada and manages money primarily for institutional clients.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Arjun Kumar	Registered investment companies[1]	2	$11.9B	1	$11.7B
	Other pooled investment vehicles	13	$4.6B	0	$0
	Other accounts	13	$7B	0	$0
Shirley Woo	Registered investment companies[1]	2	$11.9B	1	$11.7B
	Other pooled investment vehicles	13	$4.6B	0	$0
	Other accounts	13	$7B	0	$0
1 Includes Vanguard International Value Fund which held assets of $11.7 billion as of October 31, 2022.

2. Material Conflicts of Interest
Conflict of interest may be defined as a situation in which a business or an associated employee is involved in determining actions or decision involving multiple interests, financial or otherwise, and where the potential arises (regardless of likelihood) of serving one interest over or against another. In relation to our business, this typically relates to situations in which the interest of the business or associated employee might adversely affect our fiduciary duty to make decisions for the benefit and best interest of a client.
In order to effectively manage conflicts of interest, Sprucegrove has established and maintains a Conflict of Interest Registry applicable to its operations. Included in the Registry is the Fairness of Investment Opportunities Policy.
To ensure fairness in the allocation of opportunities among its clients, Sprucegrove uses its best efforts to do the following:
Orders entered for a specific security are batched for all applicable accounts and are entered simultaneously for execution at the same price. Order fills are allocated daily on a pro-rata basis at the average fill price for that day. Partial order fills on a day may be allocated to a selection of those clients if such prorating would be uneconomic, given minimum board lot sizes and client transaction costs. Sprucegrove will attempt to ensure that such partial fills are allocated such that no client or class of clients is given preference.
In the case of a new securities issue, where the allotment received is insufficient to meet the full requirements of all accounts on whose behalf orders have been placed, allocation is made on a pro-rata basis. However, if such prorating would result in an inappropriately small position for a client, the allotment would be re-allocated to another account. Over a period of time, Sprucegrove will make its best efforts to ensure that these prorating and reallocation policies result in fair and equal treatment of all clients.
In addition, Sprucegrove maintains a robust set of Policies and Procedures intended to address conflicts of interest in its normal course of business. These include (but are not limited to): Conflicts of Interest, Cross Trading and Transfers, Ethical Wall/Ring Fence, Self Dealing/Personal Trading, Client Commission Arrangements, and Proxy Voting.
Sprucegrove also maintains a Code of Ethics for adherence by all employees, including the portfolio management team.
3. Description of Compensation
Sprucegrove is a performance-based culture with a goal to reward employees who have consistently contributed to its investment objectives of above-average investment performance over the long-term coupled with superior client servicing, in a collaborative team environment. Sprucegrove has instituted a competitive compensation model that includes a market-based salary, an annual incentive bonus based on merit and the opportunity for equity participation (determined by the Board which is based on merit and tenure). Sprucegrove is wholly owned by its employees. Ownership is purchased, not granted and all shareholders are employees of the firm. Sprucegrove believes that firm-wide ownership provides the appropriate incentive and commitment while also attracting and retaining its professionals. All Portfolio Managers are shareholders (as outlined in the Form ADV).
The salary component for employees is fixed. In terms of the annual incentive bonus, Sprucegrove’s compensation model does not explicitly tie compensation to Fund pre- or post-tax performance. While all members of our Investment Team (i.e. Portfolio Managers and Investment Analysts) collectively focus on our investment objective of above-average investment performance over the long-term (i.e. a full market cycle), members are compensated based on the quality of the work produced and decisions made.
All Sprucegrove salaried employees are entitled to participate in the same benefits program.
Sprucegrove derives all of its revenue directly from its investment management services. All employees are impacted by the profitability of the business, which is directly related to the performance of its products, thereby aligning Sprucegrove’s employees’ interests with its clients’ interests.
4. Ownership of Securities
As of October 31, 2022, Mr. Kumar and Ms. Woo did not own any shares of Vanguard International Value Fund.

III. Vanguard Emerging Markets Select Stock Fund
The Fund pays each of its independent third-party investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the FTSE Emerging Index thereafter over the preceding 36-month period.
During the fiscal years ended October 31, 2020, 2021, and 2022, the Fund incurred aggregate investment advisory fees of approximately $3,375,000 (before a performance-based decrease of $78,000), $4,946,000 (before a performance-based increase of $235,000), and $4,203,000 (before a performance-based decrease of $315,000), respectively.
A. Baillie Gifford Overseas Ltd. (Baillie Gifford)
Baillie Gifford is an investment advisory firm founded in 1983. Baillie Gifford is wholly owned by a Scottish investment company, Baillie Gifford & Co. Founded in 1908, Baillie Gifford & Co., which is one of the largest independently owned investment management firms in the United Kingdom, manages money primarily for institutional clients.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Andrew Stobart	Registered investment companies[1]	7	$9B	1	$629M
	Other pooled investment vehicles	6	$2.4B	1	$88M
	Other accounts	48	$13.8B	4	$1.7B
Mike Gush	Registered investment companies[1]	6	$5B	1	$629M
	Other pooled investment vehicles	14	$3.5B	1	$88M
	Other accounts	16	$5.5B	1	$446M
1 Includes Vanguard Emerging Markets Select Stock Fund which held assets of $629 million as of October 31, 2022.
2. Material Conflicts of Interest
At Baillie Gifford, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective investment schemes, or offshore funds. Baillie Gifford manages potential conflicts between funds or with other types of accounts by implementing effective organizational and administrative arrangements to ensure that reasonable steps are taken to prevent the conflict giving rise to a material risk of damage to the interests of clients.
One area where a conflict of interest potentially arises is in the placing of orders for multiple clients and subsequent allocation of trades. Unless client-specific circumstances dictate otherwise, investment teams normally implement transactions in individual stocks for all clients with similar mandates at the same time. This aggregation of individual transactions can, of course, operate to the advantage or disadvantage of the clients involved in the order. When receiving orders from investment managers, traders at Baillie Gifford will generally treat order priority on a “first come, first served” basis, and any exceptions to this are permitted only in accordance with established policies. Baillie Gifford has also developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.

3. Description of Compensation
Mr. Gush is a partner of Baillie Gifford & Co. As such, he receives a base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford & Co., and length of service. The basis for the profit share is detailed in the Baillie Gifford Partnership Agreement. The main staff benefits, such as pension schemes, are not available to partners, and therefore partners provide for benefits from their own personal funds.
Mr Stobart receives compensation with three key elements: (1) base salary, (2) an Annual Performance Award, and (3) a Long-Term Profit Award. All employees participate in the Annual Performance Award (APA) arrangement and are allocated to a level within the APA in line with the size, scope, and function of their role. There are five levels for the APA, each with a different level of maximum award, relevant to the area of the business that each employee is part of.
In addition, all employees have the opportunity to participate in the Long-Term Profit Award (LTPA). This award provides an annual payment to employees determined by the firm’s profitability, enabling employees to share in, and have a direct link to, the long-term prosperity of the firm.

Mr Stobart is required to defer 40% of his total annual variable remuneration (both APA and LTPA elements). Awards deferred are held for a period of three years and are invested in a range of funds managed by Baillie Gifford.
4. Ownership of Securities
As of October 31, 2022, none of the named portfolio managers owned shares of Vanguard Emerging Markets Select Stock Fund.
B. Oaktree Fund Advisors, LLC (Oaktree)
Oaktree is a leading global investment management firm focused on alternative markets. Oaktree emphasizes an opportunistic, value-oriented and risk-controlled approach to investments in distressed debt, corporate debt (including high-yield debt and senior loans), control investing, convertible securities, real estate, and listed equities. Oaktree was founded in 1995 by a group of principals who have worked together since the mid-1980s. Headquartered in Los Angeles, the firm has over 1,000 employees and offices in 19 cities worldwide. Oaktree is indirectly controlled by Oaktree Capital Group, LLC (“OCG”), a publicly traded company listed on the New York Stock Exchange. OCG is indirectly controlled by Oaktree’s senior executives. In 2019, Brookfield Asset Management, Inc. acquired a majority economic interest in OCG. OCG operates as an independent business within Brookfield, with its own product offerings and investment, marketing, and support teams.
Howard Marks is Co-Chairman of Oaktree. Mr. Marks is an Emeritus Trustee of the University of Pennsylvania, where from 2000 to 2010 he chaired the Investment Board.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio manager of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Frank J. Carroll III	Registered investment companies[1]	5	$1B	1	$629M
	Other pooled investment vehicles	2	$1.6B	0	$0
	Other accounts	4	$1.4B	0	$0
1 Includes Vanguard Emerging Markets Select Stock Fund which held assets of $629 million as of October 31, 2022.
2. Material Conflicts of Interest
At Oaktree, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the Fund, these other accounts may include separate accounts and other pooled investment vehicles. Conflicts of interest may arise when an individual portfolio manager has responsibilities for the investments of more than one account because the portfolio manager may be unable to devote equal time and attention to each account. Additionally, individual portfolio managers may make investment decisions on behalf of one account that have the potential to negatively impact another account. Conflicts of interest may also arise when a portfolio manager has a particular financial incentive, such as performance-based management fees, relating to an account. In such an instance, a portfolio manager may perceive an incentive to devote more time to developing and analyzing strategies or allocating securities for accounts for which Oaktree could share in investment gains. Oaktree manages potential conflicts between funds and other types of accounts through allocation policies and procedures and internal review processes. Oaktree has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
3. Description of Compensation
The compensation structure of the portfolio managers is determined by Oaktree in accordance with its own internal policies, which are summarized below. Their compensation generally consists of distributions under Oaktree’s equity plan and participation in the profitability of the fund they manage. Equity participation vests over a multi-year period. The value of the portfolio managers’ equity participation is a function of the firm's profitability and the individual's responsibilities and performance and is not specifically dependent on the performance of the funds they manage, on an absolute basis or relative to the funds’ specific benchmark, or the growth of such funds’, or any other clients’, assets except to the extent that such growth contributes to the firm’s overall asset growth, which in turn contributes to the firm’s overall profitability. The portfolio managers also receive a percentage of the profits generated by the fund they manage. As a result their compensation generally increases and decreases with the size and performance of such fund.
4. Ownership of Securities
As of October 31, 2022, Mr. Carroll owned shares of Vanguard Emerging Markets Select Stock Fund in an amount exceeding $1,000,000.
C. Pzena Investment Management, LLC (Pzena)
Pzena, based in New York, New York, was founded in 1995. In 2007, the firm completed an initial public offering, whereby the majority ownership of the firm was retained by the members of the Executive Committee and other employees.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Caroline Cai	Registered investment companies[1]	14	$8B	2	$2.2B
	Other pooled investment vehicles	48	$13.4B	3	$218M
	Other accounts	62	$9.9B	2	$282M
Allison Fisch	Registered investment companies[1]	14	$6.4B	1	$629M
	Other pooled investment vehicles	24	$1.8B	1	$31M
	Other accounts	39	$5.9B	0	$0
Rakesh Bordia	Registered investment companies[1]	3	$1.5B	1	$629M
	Other pooled investment vehicles	9	$1B	0	$0
	Other accounts	20	$3.3B	0	0
1 Includes Vanguard Emerging Markets Select Stock Fund which held assets of $629 million as of October 31, 2022.
2. Material Conflicts of Interest
In Pzena’s view, conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling such conflicts.

Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that these procedures will detect every situation in which a conflict could arise.
The management of multiple Accounts inherently carries the risk that there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by using one investment approach (i.e., classic value investing) and by managing all Accounts on a strategy-specific basis.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity; however, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. With respect to partial fills for an order, depending on the size of the execution, Pzena may choose to allocate the executed shares on a pro-rata basis or on a random basis. As with all trade allocations, each Account generally receives pro-rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an Account from an otherwise acceptable IPO or new-issue investment include the Account having FINRA restricted person status, lack of available cash to make the purchase, a client-imposed trading prohibition on IPOs or on the business of the issuer, and brokerage restrictions.
With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders when it believes doing so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, nonsimultaneous transactions for the Fund and another Account, which may temporarily impact the market price of the security or the execution of the transaction to the detriment of one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and certain related persons, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to reporting requirements and annual and quarterly certification requirements. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of non-exempt securities. Finally, orders for proprietary accounts (i.e., accounts of Pzena’s principals, affiliates, or employees or their immediate family that are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment of client accounts.
Pzena manages some Accounts under performance-based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying a performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product-specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives. These measures help Pzena mitigate some of the conflicts that its management of private investment companies would otherwise present. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.
3. Description of Compensation
Pzena’s compensation philosophy is to reward long-term superior performers with total compensation at or near the top quartile of the asset management industry. As with all investment professionals at Pzena, Mr. Bordia, Ms. Cai, and Ms. Fisch are compensated through a combination of a fixed base salary, performance bonus, and equity ownership, if appropriate, due to superior personal performance. The time frame Pzena examines for bonus compensation is annual. Base pay is set to be in line with industry averages, and when setting the level of discretionary bonuses, a blend of quantitative and qualitative measures are considered; however, bonuses are not based on Fund performance or assets of the Fund. For investment professionals, Pzena examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, Pzena always considers all of the contributions that an employee has made and is likely to make in the future. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy. Ownership is provided to individuals who have contributed meaningfully to the long-term success of the organization, and is the primary tool used by Pzena for attracting and retaining the best people. Employees invited into the partnership generally receive an initial share grant at no cost to them and are subsequently offered economically attractive opportunities to exchange cash compensation for additional shares. Equity ownership ties personnel to long-term performance as the value of their ownership stake depends on Pzena delivering superior long-term results to investors. Mr. Bordia, Ms. Cai, and Ms. Fisch are equity owners of Pzena.
4. Ownership of Securities
As of October 31, 2022, Ms. Cai owned shares of Vanguard Emerging Markets Select Stock Fund in the $10,001 - $50,000 range. Neither Ms. Fisch nor Mr. Bordia owned shares of the Fund.
D. Wellington Management Company LLP (Wellington Management)
Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio manager of the Fund as of the fiscal year ended October 31, 2022 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Mary Pryshlak	Registered investment companies[1]	13	$7.7B	2	$1.2B
	Other pooled investment vehicles	53	$15.1B	7	$4.2B
	Other accounts	94	$29B	13	$5.2B
1 Includes Vanguard Emerging Markets Select Stock Fund which held assets of $629 million as of October 31, 2022.
2. Material Conflicts of Interest
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Wellington Management Portfolio’s or Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Wellington Management Portfolio or Fund (Portfolio Manager) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Wellington Management Portfolio or Fund. The Portfolio Manager makes investment decisions for each account, including the Wellington Management Portfolio or Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including initial public offerings (IPOs), for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Wellington Management Portfolio or Fund and thus the accounts may have similar—and in some cases nearly identical—objectives, strategies, and/or holdings to those of the Wellington Management Portfolio or Fund.
The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Wellington

Management Portfolio or Fund, or make investment decisions that are similar to those made for the Wellington Management Portfolio or Fund, both of which have the potential to adversely impact the Wellington Management Portfolio or Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Wellington Management Portfolio or Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Wellington Management Portfolio’s or Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Wellington Management Portfolio or Fund. Ms. Pryshlak also manages accounts that pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high-quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
3. Description of Compensation
Wellington Management receives a fee based on the assets under management of the Wellington Management Portfolio or Fund as set forth in the Investment Advisory Agreement between Wellington Management and Vanguard Trustees' Equity Fund on behalf of Vanguard Emerging Markets Select Stock Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Wellington Management Portfolio or Fund. The following relates to the fiscal year ended October 31, 2022.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high-quality investment management services to its clients. Wellington Management’s compensation of the Wellington Management Portfolio’s or Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Wellington Management Portfolio or Fund includes a base salary and incentive components. The base salary for the Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on her overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Ms. Pryshlak is a Partner.
4. Ownership of Securities
As of October 31, 2022, Ms. Pryshlak did not own any shares of the Fund.

Duration and Termination of Investment Advisory Agreements
The current investment advisory agreements with the unaffiliated advisors (other than with Sprucegrove for Vanguard International Value Fund) are renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund on thirty (30) days’ written notice to the advisor (no prior written notice to ARGA), (2) by a vote of a majority of the Fund’s outstanding voting securities in thirty (30) days’ written notice to the advisor (no prior written notice to ARGA), or (3) by the advisor upon ninety (90) days’ written notice to the Fund.

The investment advisory agreement with Sprucegrove for Vanguard International Value Fund, which is effective as of October 12, 2020, is binding for a two-year period. At the end of that two-year period, the agreement will become renewable for successive one-year periods, subject to the above conditions.
Securities Lending
The following table describes the securities lending activities of each Fund (other than Vanguard Diversified Equity Fund, Vanguard Alternative Strategies Fund, and Vanguard Commodity Strategy Fund) during the fiscal year ended October 31, 2022. Vanguard Diversified Equity Fund, Vanguard Alternative Strategies Fund, and Vanguard Commodity Strategy Fund did not lend their securities during the fiscal year ended October 31, 2022.
Vanguard Fund	Securities Lending Activities
Vanguard Emerging Markets Select Stock Fund
Gross income from securities lending activities	$37,220
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$59
Administrative fees not included in revenue split	$822
Indemnification fee not included in revenue split	$0
Rebate (paid to borrower)	$6,304
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities	$7,185
Net income from securities lending activities	$30,035
Vanguard International Value Fund
Gross income from securities lending activities	$1,422,138
Fees paid to securities lending agent from a revenue split	$47,906
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$4,945
Administrative fees not included in revenue split	$5,191
Indemnification fee not included in revenue split	$0
Rebate (paid to borrower)	$541,649
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities	$599,691
Net income from securities lending activities	$822,447
The services provided by Brown Brothers Harriman & Co. and Vanguard, each acting separately as securities lending agents for certain Vanguard funds, include coordinating the selection of securities to be loaned to approved borrowers; negotiating the terms of the loan; monitoring the value of the securities loaned and corresponding collateral, marking to market daily; coordinating the investment of cash collateral in the funds’ approved cash collateral reinvestment vehicle; monitoring dividends and coordinating material proxy votes relating to loaned securities; and transferring, recalling, and arranging the return of loaned securities to the funds upon termination of the loan.

Portfolio Transactions
The advisor decides which securities to buy and sell on behalf of the Vanguard International Value Fund, Vanguard Emerging Markets Select Stock Fund, and Vanguard Alternative Strategies Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide “best execution.” Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer’s services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Funds. The advisor may cause the Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which the Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.

Vanguard Diversified Equity Fund will purchase and sell shares of the underlying Vanguard funds by dealing directly with the issuer of the underlying funds. The Fund will incur no brokerage commissions for these transactions.
During the fiscal years ended October 31, 2020, 2021, and 2022, the Funds paid the following approximate amounts in brokerage commissions. Brokerage commissions paid by a Fund may be substantially different from year to year for multiple reasons, such as cash flows or portfolio turnover.
Vanguard Fund	2020	2021	2022
Vanguard Alternative Strategies Fund[1]	$457,000	$157,000	$49,000
Vanguard Commodity Strategy Fund	—	—	—
Vanguard Diversified Equity Fund	—	—	$—
Vanguard Emerging Markets Select Stock Fund[2]	733,000	1,104,000	691,000
Vanguard International Value Fund[3]	6,287,000	11,339,000	5,897,000
1 Lower turnover and trading activity likely contributed to decreased brokerage commissions for the Fund.
2 The Emerging Markets Select Stock Fund traded less in 2022, leading to a decrease in brokerage commissions for 2022 compared to 2021.
3 The decrease in brokerage commissions paid by the Fund during the fiscal year ended October 31, 2022, was due to a decrease in the number of shares traded by the Fund's subadvisors.
Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisors. If such securities are compatible with the investment policies of a Fund and one or more of the advisor’s other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities may be aggregated by the advisor, and the purchased securities or sale proceeds may be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.
As of October 31, 2022, each Fund (other than Vanguard Diversified Equity Fund) held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, as follows:
Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Alternative Strategies Fund	—	—
Vanguard Commodity Strategy Fund	—	—

Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Emerging Markets Select Stock Fund	—	—
Vanguard International Value Fund	Barclays Capital, Inc.	$39,003,000
	Credit Suisse Securities (USA) LLC	40,464,000
	Daiwa Capital Markets America Inc.	46,097,000
	UBS Securities LLC	28,722,000
Portfolio turnover for Vanguard Alternative Strategies Fund. The portfolio turnover rate for Vanguard Alternative Strategies Fund was 166% during its fiscal year ended October 31, 2021, and 112% during its fiscal year ended October 31, 2022. The Fund experienced lower portfolio turnover during the fiscal year ended October 31, 2022, because of a reduction in outflows and equity turnover.
Proxy Voting
I. Proxy Voting Policies
Each Vanguard fund advised by Vanguard retains the authority to vote proxies received with respect to the shares of equity securities held in a portfolio advised by Vanguard. The Board of Trustees of the Vanguard-advised funds (the Board) has adopted proxy voting procedures and guidelines to govern proxy voting for each portfolio retaining proxy voting authority, which are summarized in Appendix A. The Board of each Vanguard fund advised by a manager not affiliated with Vanguard has delegated the authority to vote proxies related to the portfolio securities held by each fund to its respective advisor(s). Each advisor will vote such proxies in accordance with its own proxy voting policies and procedures, which are summarized in Appendix B.
Vanguard has entered into agreements with various state, federal, and non-U.S. regulators and with certain issuers that limit the amount of shares that the funds may vote at their discretion for particular securities. For these securities, the funds are able to vote a limited portion of the shares at their discretion. Any additional shares generally are voted in the same proportion as votes cast by the issuer’s entire shareholder base (i.e., mirror voted), or the fund is not permitted to vote such shares. Further, the Board has adopted policies that will result in certain funds mirror voting a higher proportion of the shares they own in a regulated issuer in order to permit certain other funds (generally advised by managers not affiliated with Vanguard) to mirror vote none, or a lower proportion, of their shares in such regulated issuer.
II. Securities Lending
There may be occasions when Vanguard needs to restrict lending of and/or recall securities that are out on loan in order to vote the full position at a shareholder meeting. For the funds managed by Vanguard, Vanguard has processes to monitor securities on loan and to evaluate any circumstances that may require it to restrict and/or attempt to recall the security based on the criteria set forth in Appendix A. Additionally, Vanguard has processes in place for advisors unaffiliated with Vanguard who have been delegated authority to vote proxies on behalf of certain Vanguard funds to inform Vanguard of an upcoming vote the advisor deems to be material in accordance with such advisor’s proxy voting policies and procedures in order for Vanguard to instruct the recall of the security.
To obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30, log on to vanguard.com or visit the SEC’s website at sec.gov.
Financial Statements
Each Fund’s Financial Statements for the fiscal year ended October 31, 2022, appearing in the Funds' 2022 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference into this Statement of Additional Information. For a more complete discussion of each Fund’s performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.

Description of Bond Ratings
Moody’s Rating Symbols
The following describe characteristics of the global long-term (original maturity of 1 year or more) bond ratings provided by Moody’s Investors Service, Inc. (Moody’s):
Aaa—Judged to be obligations of the highest quality, they are subject to the lowest level of credit risk.
Aa—Judged to be obligations of high quality, they are subject to very low credit risk. Together with the Aaa group, they make up what are generally known as high-grade bonds.
A—Judged to be upper-medium-grade obligations, they are subject to low credit risk.
Baa—Judged to be medium-grade obligations, subject to moderate credit risk, they may possess certain speculative characteristics.
Ba—Judged to be speculative obligations, they are subject to substantial credit risk.
B—Considered to be speculative obligations, they are subject to high credit risk.
Caa—Judged to be speculative obligations of poor standing, they are subject to very high credit risk.
Ca—Viewed as highly speculative obligations, they are likely in, or very near, default, with some prospect of recovery of principal and interest.
C—Viewed as the lowest rated obligations, they are typically in default, with little prospect for recovery of principal and interest.
Moody’s also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking toward the lower end of the category.
The following describe characteristics of the global short-term (original maturity of 13 months or less) bond ratings provided by Moody’s. This ratings scale also applies to U.S. municipal tax-exempt commercial paper.
Prime-1 (P-1)—Judged to have a superior ability to repay short-term debt obligations.
Prime-2 (P-2)—Judged to have a strong ability to repay short-term debt obligations.
Prime-3 (P-3)—Judged to have an acceptable ability to repay short-term debt obligations.
Not Prime (NP)—Cannot be judged to be in any of the prime rating categories.
The following describe characteristics of the U.S. municipal short-term bond ratings provided by Moody’s:
Moody’s ratings for state and municipal notes and other short-term (up to 3 years) obligations are designated Municipal Investment Grade (MIG).
MIG 1—Indicates superior quality, enjoying the excellent protection of established cash flows, liquidity support, and broad-based access to the market for refinancing.
MIG 2—Indicates strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3—Indicates acceptable credit quality, with narrow liquidity and cash-flow protection and less well-established market access for refinancing.
SG—Indicates speculative credit quality with questionable margins of protection.
Standard and Poor’s Rating Symbols
The following describe characteristics of the long-term (original maturity of 1 year or more) bond ratings provided by Standard and Poor’s:

AAA—These are the highest rated obligations. The capacity to pay interest and repay principal is extremely strong.
AA—These also qualify as high-grade obligations. They have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.
A—These are regarded as upper-medium-grade obligations. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB—These are regarded as having an adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity in this regard. This group is the lowest that qualifies for commercial bank investment.
BB, B, CCC, CC, and C—These obligations range from speculative to significantly speculative with respect to the capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest.
D—These obligations are in default, and payment of principal and/or interest is likely in arrears.
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.
The following describe characteristics of short-term (original maturity of 365 days or less) bond and commercial paper ratings designations provided by Standard and Poor’s:
A-1—These are the highest rated obligations. The capacity of the obligor to pay interest and repay principal is strong. The addition of a plus sign (+) would indicate a very strong capacity.
A-2—These obligations are somewhat susceptible to changing economic conditions. The obligor has a satisfactory capacity to pay interest and repay principal.
A-3—These obligations are more susceptible to the adverse effects of changing economic conditions, which could lead to a weakened capacity to pay interest and repay principal.
B—These obligations are vulnerable to nonpayment and are significantly speculative, but the obligor currently has the capacity to meet its financial commitments.
C—These obligations are vulnerable to nonpayment, but the obligor must rely on favorable economic conditions to meet its financial commitment.
D—These obligations are in default, and payment of principal and/or interest is likely in arrears.
The following describe characteristics of U.S. municipal short-term (original maturity of 3 years or less) note ratings provided by Standard and Poor’s:
SP-1—This designation indicates a strong capacity to pay principal and interest.
SP-2—This designation indicates a satisfactory capacity to pay principal and interest.
SP-3—This designation indicates a speculative capacity to pay principal and interest.

Appendix A
Summary of the Vanguard-Advised Funds Proxy Voting Policy
The funds for which Vanguard acts as investment advisor (Vanguard-advised funds) retain authority to vote proxies received for the shares of equity securities held in each fund. The Board of Trustees (the Board) for the Vanguard-advised funds has adopted proxy voting procedures and guidelines to govern proxy voting for each portfolio retaining proxy voting authority.
The Investment Stewardship Oversight Committee (the Committee), comprised primarily of fund officers and subject to the procedures described below, oversees the Vanguard-advised funds’ proxy voting. The Committee reports directly to the Board. Vanguard is subject to these procedures and the proxy voting policies to the extent that they call for Vanguard to administer the voting process and implement the resulting voting decisions, and for these purposes the voting policies have also been approved by the Board of Directors of Vanguard.
The voting principles and policies adopted by the Board provide a framework for assessing each proposal and seek to ensure that each vote is cast in the best interests of each fund. Under the voting policies, each proposal is evaluated on its merits, based on the particular facts and circumstances presented at the company in question. For more information on the funds’ proxy voting policies, please visit about.vanguard.com/investment-stewardship.
I. Investment Stewardship Team
The Investment Stewardship Team administers the day-to-day operation of the funds’ proxy voting process, overseen by the Committee. The Investment Stewardship Team performs the following functions: (1) managing and conducting due diligence of proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the voting policies; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Investment Stewardship Team also prepares periodic and special reports for the Board and proposes amendments to the procedures and voting policies.
II. Investment Stewardship Oversight Committee
The Board, including a majority of the independent trustees, appoints the members of the Committee (which is comprised primarily of fund officers). The Committee works with the Investment Stewardship Team to provide reports and other guidance to the Board regarding proxy voting by the funds. The Committee has an obligation to exercise its decision-making authority in accordance with the Board’s instructions as set forth in the funds’ proxy voting procedures and voting policies and subject to the fiduciary standards of good faith, fairness, and Vanguard’s Code of Ethics. The Committee may advise the Investment Stewardship Team on how to best apply the Board’s instructions as set forth in the voting policies or refer the matter to the Board, which has ultimate decision-making authority for the funds. The Board reviews the procedures and voting policies annually and modifies them from time to time upon the recommendation of the Committee and in consultation with the Investment Stewardship Team.
III. Proxy Voting Principles
Vanguard's investment stewardship activities are grounded in four principles of good governance:
1) Board composition: We believe good governance begins with a great board of directors. Our primary interest is to ensure that the individuals who represent the interests of all shareholders are independent, committed, capable, and diverse in personal characteristics, skills, and experience.
2) Oversight of strategy and risk: We believe that boards are responsible for effective oversight of a company’s long-term strategy and material risks, including environmental, social, and governance risks.
3) Executive compensation: We believe that performance-linked compensation (or remuneration) policies and practices are fundamental drivers of sustainable, long-term value.
4) Shareholder rights: We believe that companies should have in place governance structures that serve to safeguard and support foundational rights for shareholders.

IV. Evaluation of Proxies
For ease of reference, the procedures and guidelines often refer to all funds. However, the processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals, particularly those involving corporate governance, the evaluation could result in the funds having a common interest in the matter and, accordingly, each fund casting votes in the same manner. In other cases, however, a fund may vote differently from other funds if doing so is in the best interest of the individual fund.
The voting policies do not permit the Board to delegate voting discretion to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the voting policies incorporate factors that should be considered in each voting decision. A fund may refrain from voting some or all of its shares or vote in a particular way if doing so would be in the fund’s and its shareholders’ best interests. These circumstances may arise, for example, if the expected cost of voting exceeds the expected benefits of voting, if exercising the vote would result in the imposition of trading or other restrictions, or if a fund (or all Vanguard funds in the aggregate) were to own more than the permissible maximum percentage of a company’s stock (as determined by the company’s governing documents or by applicable law, regulation, or regulatory agreement).
In evaluating proxy proposals, the Investment Stewardship Team considers information from many sources, which could include, but is not limited to, the perspectives of the company management or shareholders presenting a proposal, independent proxy research services, or proprietary research. Additionally, data and recommendations from proxy advisors serve as one of many inputs into our research process.
While serving as a framework, the voting policies cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Investment Stewardship Team, under the supervision of the Committee, will evaluate the matter and cast the fund’s vote in a manner that is in the fund’s best interest, subject to the individual circumstances of the fund.
V. Conflicts of Interest
Vanguard takes seriously its commitment to avoid potential conflicts of interest. Vanguard funds invest in thousands of publicly listed companies worldwide. Those companies may include clients, potential clients, vendors, or competitors. Some companies may employ Vanguard trustees, former Vanguard executives, or family members of Vanguard personnel who have direct involvement in Vanguard’s Investment Stewardship program.
Vanguard’s approach to mitigating conflicts of interest begins with the funds’ proxy voting procedures. The procedures require that voting personnel act as fiduciaries and must conduct their activities at all times in accordance with the following standards: (i) fund shareholders’ interests come first; (ii) conflicts of interest must be avoided; (iii) and compromising situations must be avoided.
We maintain an important separation between Vanguard’s Investment Stewardship Team and other groups within Vanguard that are responsible for sales, marketing, client service, and vendor/partner relationships. Proxy voting personnel are required to disclose potential conflicts of interest and must recuse themselves from all voting decisions and engagement activities in such instances. In certain circumstances, Vanguard may refrain from voting shares of a company, or may engage an independent third-party fiduciary to vote proxies.
Each externally managed fund has adopted the proxy voting guidelines of its advisor(s) and votes in accordance with the external advisors’ guidelines and procedures. Each advisor has its own procedures for managing conflicts of interest in the best interests of fund shareholders.
VI. Shareholder Proposals
Shareholder proposals are evaluated in the context of the general corporate governance principle that a company’s board has ultimate responsibility for providing effective ongoing oversight of relevant sector and company-specific risks, including risks related to environmental and social matters. Each proposal is evaluated on its merits and in the context of the particular facts and circumstances at the company in question and supported when there is a logically demonstrable linkage between the specific proposal and long-term shareholder value of the company. Some of the factors considered when evaluating shareholder proposals include the materiality of the risk addressed by the proposal, the quality of the current disclosures/business practices, and any progress by the company toward the adoption of best practices and/or industry norms.

VII. Voting in Markets Outside the United States
Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States (U.S.) in which the funds may invest. Each fund’s votes will be used, where applicable, to support improvements in governance and disclosure by each fund’s portfolio companies. Matters presented by non-U.S. portfolio companies will be evaluated in the foregoing context, as well as in accordance with local market standards and best practices. Votes are cast for each fund in a manner philosophically consistent with the voting policies, taking into account differing practices by market.
In many other markets, voting proxies will result in a fund being prohibited from selling the shares for a period of time due to requirements known as “share-blocking” or reregistration. Generally, the value of voting is unlikely to outweigh the loss of liquidity imposed by these requirements on the funds. In such instances, the funds will generally abstain from voting.
The costs of voting (e.g., custodian fees, vote agency fees) in other markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances in which the issues presented are unlikely to have a material impact on shareholder value.
VIII. Voting Shares of a Company That Has an Ownership Limitation
Certain companies have provisions in their governing documents or other agreements that restrict stock ownership in excess of a specified limit. Typically, these ownership restrictions are included in the governing documents of real estate investment trusts but may be included in other companies’ governing documents. A company’s governing documents normally allow the company to grant a waiver of these ownership limits, which would allow a fund to exceed the stated ownership limit. Sometimes a company will grant a waiver without restriction. From time to time, a company may grant a waiver only if a fund (or funds) agrees to not vote the company’s shares in excess of the normal specified limit. In such a circumstance, a fund may refrain from voting shares if owning the shares beyond the company’s specified limit is in the best interests of the fund and its shareholders.
In addition, applicable law may require prior regulatory approval to permit ownership of certain regulated issuer’s voting securities above certain limits or may impose other restrictions on owners of more than a certain percentage of a regulated issuer’s voting shares. The Board has authorized the funds to vote shares above these limits in the same proportion as votes cast by the issuer’s entire shareholder base (i.e., mirror vote), or to refrain from voting excess shares. Further, the Board has adopted policies that will result in certain funds mirror voting a higher proportion of the shares they own in a regulated issuer in order to permit certain other funds (generally advised by managers not affiliated with Vanguard) to mirror vote none, or a lower proportion of, their shares in such regulated issuer.
IX. Voting on a Fund's Holdings of Other Vanguard Funds
Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.
X. Securities Lending
There may be occasions when Vanguard needs to restrict lending of and/or recall securities that are out on loan in order to vote in a shareholder meeting. Vanguard has processes to monitor securities on loan and to evaluate any circumstances that may require us to restrict and/or recall the stock. In making this decision, we consider:
◾ The subject of the vote and whether, based on our knowledge and experience, we believe the topic is potentially material to the corporate governance and/or long-term performance of the company;
◾ The Vanguard funds’ individual and/or aggregate equity investment in a company, and whether we estimate that voting Vanguard funds’ shares would affect the shareholder meeting outcome; and
◾ The long-term impact to our fund shareholders, evaluating whether we believe the benefits of voting a company’s shares would outweigh the benefits of stock lending revenues in a particular instance.

Appendix B
ARGA Investment Management, LP
Summary of Proxy Voting Policy
Consistent with our fiduciary responsibility, ARGA’s objective in voting proxies is to maximize shareholder value and to vote in a manner that reflects the best long-term, economic interest of our clients. In doing so, we follow any voting guidelines issued by clients, so long as these guidelines are consistent with ARGA’s duties under applicable law, including ERISA. ARGA’s proxy voting guidelines are the same for all the accounts we manage, where a client has delegated us with the authority to vote proxies on their behalf.
ARGA has implemented extensive procedures to ensure all proxies are received, analyzed and voted in a timely manner. In addition to information derived from our in-depth research and ongoing company analyses, ARGA utilizes the services of a third party proxy advisory firm, Glass Lewis & Co. (“Glass Lewis”), to obtain supplementary research and impartial analysis prior to voting and to administer the proxy voting process. ARGA retains responsibility for instructing Glass Lewis how to vote and we still apply our proxy voting guidelines when voting proxies on behalf of clients through Glass Lewis. This includes rejecting the advice of Glass Lewis in circumstances where ARGA determines doing so is in the best interest of our clients.
Proxy Voting Guidelines
The decision to vote in support or opposition of a proposal is based on the specific circumstances described in the proxy statement and other available information.
Generally, ARGA votes in favor of routine proposals that increase shareholder value, improve the management of a company, and maintain or increase shareholder rights and influence over a company’s board and management.
Moral or social issues are generally voted based on the economic impact of the proposal. In cases where the economic impact is not clear, a vote to “abstain” may be appropriate.
Financial and corporate governance issues take more time to consider and may be complicated by activities such as hostile takeovers and mergers. ARGA generally votes in favor of the following types of proposals:
◾ Election of competent, qualified directors that support the board’s independence and ensures its diversity
◾ Reasonable incentive compensation plans for certain key employees and directors
◾ Mandatory retirement age for directors
◾ Confidential voting, cumulative voting, proposals to lower barriers to shareholder action
◾ Proposals to restore shareholder ability to remove directors with or without cause
◾ Appointment of external auditors that provide competent advice, avoid conflicts of interest and uphold the transparency and integrity of financial reporting ARGA generally votes against the following types of financial and corporate governance proposals:
◾ Board entrenchment proposals and anti-takeover measures, such as “poison pill” and “golden parachute” provisions
◾ Compensation plans that are not aligned with shareholder interest
◾ Limitations on shareholder ability to act, blank check preferred stock authorizations, eliminating cumulative voting rights, and proposals to adopt classified boards
Conflicts of Interest
ARGA’s proxy voting policies provide guidelines for dealing with actual or potential conflicts of interest, when identified. These include informing clients and seeking their consent or instructions or addressing the issue through other objective means, such as deferring to the recommendation of our independent third-party advisory firm, Glass Lewis.
Glass Lewis itself has implemented Conflict Management Procedures to avoid and manage (if unavoidable) conflicts of interest arising between an issuer and Glass Lewis. For example, Glass Lewis requires any employee who serves as an executive or director of a public company to disclose the conflicts and abstain from any involvement in the research, analysis or making of any vote recommendations for such company.

Limitations on ARGA’s Proxy Voting Obligations
In certain situations, ARGA may not vote client proxies or may abstain from voting. For example:
• ARGA will not vote proxies of behalf of a client where the client has reserved the right to vote proxies itself or has delegated the right to vote to a third party.
• ARGA will not vote proxies on behalf of a client after the effective termination date of ARGA’s investment advisory agreement with such client.
• ARGA may abstain from voting proxies in circumstances where we determine doing so would have no identifiable economic benefit to the client, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holdings is insignificant.
• ARGA may abstain from voting a client’s proxy when the cost or disadvantage resulting from voting, in our judgment, outweighs the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record date and meeting date (“share blocking”). In general, ARGA believes that the loss of investment flexibility resulting from share blocking outweighs the benefit to be gained by voting.
• ARGA does not offer a securities lending service. Proxies for securities on loan through securities lending programs will generally not be voted, as ARGA’s clients (not ARGA) control these securities lending decisions.
• ARGA may not be able to vote proxies due to circumstances beyond our control such as a regional disaster, business continuity or cyber event involving ARGA, our proxy advisory firm or client custodians, which may prevent proxies from being voted on time, or errors and circumstances not attributable to, and beyond, ARGA’s control.
Baillie Gifford Proxy Voting Guidelines
Baillie Gifford has adopted the Governance and Sustainability Principles and Guidelines (the Guidelines) to vote proxies related to securities held by the funds.
The Guidelines are developed and administered by the Environmental, Social and Governance (ESG) Team of Baillie Gifford & Co. This ESG Team works with the investment teams and is responsible for the voting of proxies. The head of the ESG Team reports directly to an investment partner, with oversight of the function falling under the remit of the Equity Leadership Group and the Multi Asset and Income Leadership Group.
The Guidelines cover Baillie Gifford’s approach to ESG matters including the following areas:
— Board Effectiveness and Composition
— Capital Allocation
— Governance Processes and Disclosure
— Remuneration
— Sustainability
Baillie Gifford recognizes that given the range of markets in which the Funds invest, one set of standards is unlikely to be appropriate. The Guidelines consequently take an issues based approach covering standards from a global perspective.
Pragmatic & Flexible Approach
Baillie Gifford recognizes that companies within particular markets operate under significantly differing conditions. The Guidelines are intended to provide an insight into how Baillie Gifford approaches voting and engagement on behalf of clients with it important to note that Baillie Gifford assesses every company individually. With respect to voting, Baillie Gifford will evaluate proposals on a case-by-case basis, based on what it believes to be in the best long-term interests of the clients, rather than rigidly applying a policy.
In evaluating each proxy, the ESG Team follows the Guidelines, while also considering third party analysis, Baillie Gifford’s and its affiliates own research and discussions with company management.

The ESG Team oversees voting analysis and execution in conjunction with the investment managers. Baillie Gifford may elect not to vote on certain proxies. While Baillie Gifford endeavors to vote a fund’s shares in all markets, on occasion this may not be possible due to a practice known as share blocking, whereby voting shares would result in Baillie Gifford being prevented from trading for a certain period of time. When voting in these markets, Baillie Gifford assesses the benefits of voting clients’ shares against the relevant restrictions. Baillie Gifford may also not vote where it has sold out of a stock following the record date.
Conflicts of Interest
Baillie Gifford recognizes the importance of managing potential conflicts of interest that may exist when voting a proxy solicited by a company with whom Baillie Gifford & Co. has a material business or personal relationship. The ESG Team of Baillie Gifford & Co. is responsible for monitoring possible material conflicts of interest with respect to proxy voting.
For proxy votes that involve a potential conflict of interest that is not managed in line with the Conflicts of Interest policy, the ESG team report the conflict to the Equity Leadership Group for discussion. Application of the Guidelines to vote proxies will in most instances adequately address any possible conflicts of interest. For proxy votes that involve a potential conflict of interest or, that are inconsistent with (or not covered by) the Guidelines, Baillie Gifford has an internal process to review the proposed voting rationale. It would consider whether business relationships between Baillie Gifford and the company have influenced the proposed vote and decide the course of action to be taken in the best interests of its clients. Where a conflict of interest is deemed not to have been prevented or managed by organisational arrangement in place, we would disclose the existence of a conflict of interest.
Lazard Proxy Voting Policies and Procedures
Introduction
Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of our clients. Lazard’s Proxy Voting Policy (the “Policy”) is based on the view that Lazard must vote proxies based on what it believes (i) will maximize sustainable shareholder value as a long-term investor; (ii) is in the best interest of its clients; and (iii) the votes that it casts are intended in good faith to accomplish those objectives.
Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Our policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients. The Policy is also designed to address potential material conflicts of interest associated with proxy voting, and does so principally in voting according to pre-approved guidelines.
Proxy Operations Department
Lazard’s proxy voting process is administered by members of its Operations Department (Proxy Administration Team). Oversight of the process is provided by Lazard’s Legal/Compliance Department and Lazard’s Proxy Committee (Proxy Committee).
Proxy Committee
Lazard’s Proxy Committee is comprised of senior investment professionals, members of the Legal & Compliance Department, the firm’s Co-Heads of Sustainable Investment & Environmental, Social and Corporate Governance (“ESG”) and other personnel. The Proxy Committee meets regularly, generally on a quarterly basis, to review the Policy and other matters relating to the firm’s proxy voting functions. Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal), as needed.
Role of Third Parties
Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services, Inc. (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. While this research serves to help improve our understanding of the issues surrounding a company’s proxy proposals, Lazard’s investment professionals are ultimately responsible for providing the vote recommendation for a given non-routine proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with the Policy. ISS also provides administrative services related to proxy voting such as a web-based platform for proxy voting, ballot processing, recordkeeping and reporting.

Voting Process
Lazard votes on behalf of our clients according to proxy voting guidelines approved by the Proxy Committee (Approved Guidelines). The Approved Guidelines determine whether a specific agenda item should be voted ‘For,’ ‘Against,’ or is to be considered on a case-by case basis. The Proxy Administration Team ensures that investment professionals responsible for proxy voting are aware of the Approved Guidelines for each proposal. Voting on a proposal in a manner that is inconsistent with an Approved Guideline requires the approval of the Proxy Committee.
With respect to proposals to be voted on a case-by-case basis, the Proxy Administration Team will consult with relevant investment professionals prior to determining how to vote on a proposal. Lazard generally will treat proxy votes and voting intentions as confidential in the period before votes have been cast, and for appropriate time periods thereafter.
Conflicts of Interest
Meetings that pose a potential material conflict of interest for Lazard are voted in accordance with Approved Guidelines. Where the Approved Guideline is to vote on a case-by-case basis, Lazard will vote in accordance with the majority recommendation of the independent proxy services. Potential material conflicts of interest include, but are not limited to:
◾ Lazard manages the company’s pension plan;
◾ The proponent of a shareholder proposal is a Lazard client;
◾ An employee of Lazard (or an affiliate) sits on a company’s board of directors;
◾ An affiliate of Lazard serves as financial advisor or provides other services to the company with respect to an upcoming significant proxy proposal; or
◾ A Lazard employee has a material relationship with the company.
“Conflict Meetings” are voted in accordance with the Lazard Approved Guidelines. In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the majority recommendation of the independent proxy services to which we subscribe. Lazard also reserves the right to abstain.
Voting Exceptions
It is Lazard’s intention to vote all proposals at every meeting. However, there are instances when voting is not practical or is not, in our view, in the best interests of our clients. Lazard will not vote proxies for securities that are held in an investment advisory account for which Lazard exercises no investment discretion and Lazard does not generally vote proxies for securities loaned by clients through a custodian’s stock lending program.
Environmental, Social and Corporate Governance
Lazard has an ESG Policy, which outlines our approach to ESG and how our investment professionals take ESG issues into account as a part of the investment process. As set out in Lazard’s separate ESG and Climate Change Investment Policies, Lazard is committed to an investment approach that incorporates human and natural capital and specific climate considerations in a comprehensive manner in order to safeguard the long-term interests of our clients and to manage more effectively long-term investment risks and opportunities related to ESG matters. Lazard generally supports the notion that corporations should be expected to act as good citizens. Lazard generally votes on environmental, climate, social and corporate governance proposals in a way that it believes will most increase long-term shareholder value.
Oaktree Fund Advisors, LLC
Proxy Voting Policy
Proxy Voting
Clients often grant Oaktree the authority to vote proxies on their behalf. Proxy statements increasingly contain controversial issues involving shareholder rights and corporate governance, among others, which deserve careful review and consideration. Oaktree has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of investors and clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Advisers Act. Our authority to vote the proxies of our clients is established by the investment management agreements or similar documents.
Oaktree maintains written proxy voting guidelines, which are amended as necessary. The proxy voting guidelines address a broad range of issues, including the selection of directors, executive compensation, proxy contests and tender offer defenses. We generally vote in the manner as noted within the guidelines, unless a different vote is deemed prudent under the specific circumstances, taking into consideration the contractual obligations under any investment management agreement, or other comparable document, and all other relevant facts and circumstances at the time of the vote. It is our policy to perform a detailed review of each proxy statement when considering the voting recommendations of the guidelines.
1. Delegation of Voting Responsibility and Account Set Up
It is the responsibility of the Legal personnel who prepares or reviews an investment management agreement, or other comparable document, to ensure that such agreement, prior to, or at the time of execution, assigns responsibility of voting proxies, whether it be retained by the client or delegated to Oaktree.
There may be certain instances in which Oaktree’s authority to vote proxies may be limited and as such the proxy voting guidelines may not be followed or a vote may not be placed. Such occasions may include, but are not limited to, when (i) the client has mandated that Oaktree vote in accordance with their proxy voting guidelines; or (ii) the client has chosen to participate in a securities lending program which may result in voting authority being lost if a particular security is out on loan on the record date. In the case where a Separate Account client has requested that Oaktree vote proxies in accordance with their guidelines, the Legal personnel reviewing the investment management agreement shall ensure that such guidelines are received from the client prior to funding of the account.
Additionally, Oaktree may in its discretion, under certain limited facts and circumstances, abstain from voting proxies on behalf of its clients. Such facts and circumstances are documented and maintained as evidence for abstaining from the proxy vote.
Upon receipt of an investment management agreement, or other comparable document, the Compliance department sends the appropriate proxy voting provisions to the Corporate Actions department. The Corporate Actions department is responsible for preparing the Proxy Account Guidelines Matrix which details the voting responsibility for each Separate Account/Oaktree- Managed Fund and any other relevant details. The Corporate Actions department ensures that, for those Separate Accounts/Oaktree-Managed Funds for which Oaktree has been delegated voting authority, contact is made with the appropriate custodian bank and/or benefit plan trustee in order to receive proxy statements.
Note that Oaktree is not always delegated voting authority with respect to the registered investment companies with which it maintains a subadvisory relationship. This is stipulated in a provision regarding proxy voting in the investment management agreements between Oaktree and the investment adviser for each such registered investment company.
2. Voting Procedures
Determination of Vote
Proxies are generally considered by the investment professional responsible for monitoring the security being voted. The Corporate Actions personnel responsible for proxies (with the exception of the Emerging Markets Equity investment strategy, which handles the proxies relating to their investments) deliver to such investment professional the proxy statement, the proxy voting guidelines and the Proxy Voting Form. The Proxy Voting Form serve as Oaktree’s record of the following information:
(i) whether the investment was held as a passive investment or considered a significant holding;
(ii) whether any material conflict of interest existed in connection with the vote (see further discussion below for description of the procedures to be followed in the instance of such occurrence);
(iii) documentation of the vote for each proposal, including any additional document created or utilized, if any, that was material to arriving at such a determination; and

(iv) documentation of the basis and rationale of the vote when the proxy voting guidelines were not followed, including the reasons why such guidelines were not used.
Once the investment professional has completed his or her analysis, documented the vote, the basis for such vote and signed the form, it should be forwarded to designated Compliance personnel for review. Such personnel ensures that all required documentation has been included, the vote is in accordance with the proxy voting guidelines, or if not, documentation supporting such exception has been created. The information is then taken to a Legal or Compliance Officer for a final review, which is evidenced in the proxy documentation.
Corporate Actions personnel (with the exception of the Emerging Markets Equity investment strategy, which handles the proxies relating to their investments) then takes the recommended vote from the Proxy Voting Form and submit/transmit such vote(s) online unless the securities are held in physical form. If they are held in physical form, the custodian banks will provide the physical proxy ballots to Oaktree for approval and election. Oaktree will then forward the completed proxy ballots to the agent by mail in a timely manner. Copies of all such documents must be maintained to evidence submission of each proxy vote (see discussion under record- keeping below for additional guidance).
The Emerging Markets Equity strategy follows a similar process in which proxies are processed by the relevant Operations personnel supporting the strategy and forwarded to the applicable investment professional for consideration. Once the investment professional has completed his or her analysis, documented the vote, the rationale for such vote, and completed the Proxy Voting Form and received approval as necessary, the documentation is forwarded to designated Compliance personnel for review and approval. Once approval is received, the relevant Operations personnel then takes the recommended vote from the approved Proxy Voting Form and submit/transmit such vote(s) online.
Oaktree endeavors, on a best efforts basis, to vote all proxies for which it has proxy voting authority in accordance with the applicable deadlines. Nevertheless, from time to time, proxies may not be voted or are not voted in a timely manner due to various factors, for example receiving proxy notices late or after the cut-off time for voting, not receiving sufficient information regarding proxy matters or certain custodian policies and restrictions.
Conflicts of Interest
Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example if Oaktree has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy, a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any person with knowledge of a personal conflict of interest (e.g. familial relationship with company management) regarding a particular proxy vote must notify Legal or Compliance personnel.
The Legal and Compliance department review such circumstances to determine if a material conflict exists and address any such conflict by: (i) identifying the potential material conflict of interest on the proxy voting form; and (ii) implementing appropriate procedures to address such material conflict of interest. Such procedures may include: (i) having the investment professional remove him or herself from the voting process to be replaced with another research analyst not directly involved; (ii) disclose the conflict to the client and obtain their consent prior to voting; or (iii) a determination that the conflict is not material as neither Oaktree nor an Oaktree-Managed Fund or Separate Account owns more than 5% of the outstanding class of securities subject to the vote.
3. Tracking Procedures
The Corporate Actions or Trade Support/Operations personnel in each investment strategy in charge of proxies have been delegated the responsibility of communicating with each Separate Accounts’/Oaktree-Managed Funds’ custodian bank, prime broker and/or benefit plan trustee to ensure that all proxies are received and for the correct amount of holdings. In addition, such personnel are responsible for ensuring that proxies are responded to in a timely manner and for transmitting appropriate voting instructions to the correct party. Information is documented on a Proxy Tracking Form as follows:
(i) Matching proxies received with stock holdings on the record date as indicated on the proxy card to internal holding reports;
(ii) Documenting reasons as to why proxies were not received for any stock holdings; and
(iii) Recording the dates on which votes were submitted for each Separate Account/Oaktree-Managed Fund.

In addition to the above, Compliance personnel confirms whether the shares subject to the proxy are held by more than one investment strategy. If the position is cross held, Compliance personnel may instruct coordination of the vote between the various investment strategies where the combined position is material (more than 5% of the outstanding class of securities subject to the vote). The ultimate decision to coordinate voting requires an evaluation of the relevant facts and circumstances with the relevant portfolio managers and Legal personnel.
4. Disclosure to Clients
Oaktree clients that request additional information regarding our proxy voting policies and procedures, or details on how we have voted specific proxies, can forward their written requests to the attention of the Chief Compliance Officer at Oaktree Capital Management, L.P., 333 South Grand Avenue, Los Angeles, California, 90071, or via facsimile at (213) 830-6296. Disclosure of this option to clients is made through our Form ADV Part 2A. It is Oaktree’s policy not to release proxy voting information to third parties.
In the event a request is received, the Compliance department will forward such requests from clients to the appropriate Corporate Actions personnel or Trade Support/Operations personnel in charge of proxies to facilitate and maintain the requested information.
5. Recordkeeping
Documentation that Oaktree has voted all proxies for Separate Accounts/Oaktree-Managed Funds for which it has proxy voting authority is maintained by the Corporate Actions or Trade Support/Operations personnel responsible for proxies. Such documentation includes for each proxy voted:
(i) The proxy statement;
(ii) Proxy Voting Form indicating voting response, the basis and rationale for such vote, and any documentation or materials used in determining the vote;
(iii) Proxy Tracking Form indicating Separate Accounts/Oaktree-Managed Funds’ names, shares owned on record date, date voted, method of voting; and if Oaktree did not vote for a particular Separate Account/Oaktree-Managed Fund the reasons behind such action; and
(iv) List of client requests for proxy voting information.
Pzena Investment Management, LLC Proxy Voting
INTRODUCTION
As a registered investment adviser and fiduciary, Pzena Investment Management, LLC (“PIM”) exercises our responsibility, where applicable, to vote in a manner that, in our judgement, is solely in the client’s best interest and will maximize long-term shareholder value. The following policies and procedures have been established to ensure decision making is consistent with PIM’s fiduciary responsibilities and applicable regulations under the Investment Company Act, Advisers Act and ERISA.
GENERAL APPROACH
Each proxy that comes to PIM to be voted shall be evaluated per the prudent process described below, in terms of what is in the best interest of our clients. We deem the best interest of clients to be solely that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). We will not subordinate the interests of our clients to any non-pecuniary interests nor will we promote non-pecuniary benefits or goals unrelated to our clients’ long-term financial interests.
PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. Where PIM has voting responsibility on behalf of a client, and absent any client specific instructions, we generally follow the Voting Guidelines (“Guidelines”) set forth below. These Guidelines, however, are not intended as rigid rules and do not cover all possible proxy topics. Each proxy issue will be considered individually and PIM reserves the right to evaluate each proxy vote on a case-by-case basis, as long as voting decisions reflect what is in the best interest of our clients.

To the extent that, in voting proxies for an account subject to ERISA, PIM determines that ERISA would require voting a proxy in a manner different from these Guidelines, PIM may override these Guidelines as necessary in order to comply with ERISA. Additionally, because clients, including ERISA clients, do not pay any additional fees or expenses specifically related to our proxy voting, there is not a need to consider the costs related to proxy voting impacting the value of an investment or investment performance.
In those instances where PIM does not have proxy voting responsibility, we shall forward any proxy materials to the client or to such other person as the client designates.
Proxy Voting Limitations
While subject to the considerations discussed above, PIM uses our best efforts to vote proxies, in certain circumstances it may be impractical or impossible to do so. Such instances include but are not limited to share blocking, securities lending, if PIM concludes that abstention is in our clients’ economic interests and/or the value of the portfolio holding is indeterminable or insignificant.
VOTING GUIDELINES
The following Guidelines summarize PIM’s positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted. These Guidelines are not exhaustive and do not cover all potential voting issues or the intricacies that may surround individual proxy votes. Actual proxy votes may also differ from the Guidelines presented, as we will evaluate each individual proxy on its own merit.
It is also worth noting that PIM considers the reputation, experience and competence of a company’s management and board when it researches and evaluates the merits of investing in a particular security. In general, PIM has confidence in the abilities and motives of the board and management of the companies in which we invest.
1) ROUTINE BUSINESS
PIM will typically vote in accordance with the board and management on the items below and other routine issues when adequate information on the proposal is provided.
i. Change in date and place of annual meeting (if not associated with a takeover);
ii. Change in company name;
iii. Approval of financial statements;
iv. Reincorporation (unless to prevent takeover attempts);
v. Stock splits; or
vi. Amend bylaws/articles of association to bring in line with changes in local laws and regulations.
PIM will oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
2) CAPITAL STRUCTURE
Stock Issuance
PIM will consider on a case-by-case basis all proposals to increase the issuance of common stock, considering company-specific factors that include, at a minimum:
i. Past board performance (use of authorized shares during the prior three years);
ii. Stated purpose for the increase;
iii. Risks to shareholders of not approving the request; or
iv. Potential dilutive impact.

PIM will generally vote for such proposals (without preemptive rights) up to a maximum of 20% more than currently issued capital over a specified period, while taking into account management’s prior use of these preemptive rights. PIM will, however, vote against such proposals if restrictions on discounts are inadequate and/or the limit on the number of times the mandate may be refreshed are not in line with local market practices.
3) AUDIT SERVICES
PIM is likely to support the approval of auditors unless,
i. Independence is compromised;
ii. Non-audit (“other”) fees are greater than the sum of the audit fees1, audit-related fees2 and permissible tax fees3;
iii. There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
iv. Serious concerns about accounting practices are identified such as fraud, misapplication of Generally Accepted Accounting Principles (“GAAP”) and material weaknesses identified in Section 404 disclosures of the Sarbanes-Oxley Act of 2002.
PIM will also apply a case-by-case assessment to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.
4) COMPENSATION
PIM supports reasonable incentive programs designed to attract and retain key talent. PIM typically supports management’s discretion to set compensation for executive officers, so long as the plan aligns management and shareholder interests. PIM evaluates each plan in detail to assess whether the plan provides adequate incentive to reward long-term performance and the impact on shareholder value (e.g. dilution).
Say on Pay
PIM prefers a shareholder vote on compensation plans to provide a mechanism to register discontent with the plan itself or management team performance. As long as such proposals are non-binding and worded in a generic manner (unrestrictive to actual company plans), PIM will support them. In evaluating these proposals, PIM will generally consider, at minimum: company performance, pay practices relative to industry peers, potentially problematic pay practices and/or past unresponsive behavior.
Circumstances where PIM may oppose these proposals include:
i. Restricts the company’s ability to hire new, suitable management; or
ii. Restricts an otherwise responsible management team in some other way harmful to the company.
Pay for Performance
PIM will generally support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Maintaining appropriate pay-for-performance alignment means executive pay practices must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. Our evaluation of this issue will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; equity-based plan costs; and dilution.
Incentive Options

1 Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with the SEC
2 Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards
3 Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)

PIM is generally supportive of incentive options that provide the appropriate degree of pay-for-performance alignment (as per the above) and are therefore in shareholder best interest. PIM will vote on a case-by-case basis depending on certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa.
However, the following would generally cause PIM to vote against a management incentive arrangement:
i. The proposed plan is in excess of 10% of shares;
ii. Company has issued 3% or more of outstanding shares in a single year in the recent past;
iii. The new plan replaces an existing plan before the existing plan’s termination date and some other terms of the new plan are likely to be adverse to the maximization of investment returns; or
iv. The proposed plan resets options, or similarly compensates executives, for declines in a company’s stock price. This includes circumstances where a plan calls for exchanging a lower number of options with lower strike prices for an existing larger volume of options with high strike prices, even when the option valuations might be considered the same total value. However, this would not include instances where such a plan seeks to retain key executives who have been undercompensated in the past.
Golden Parachutes / Severance Agreements
PIM will vote on a case-by-case basis, considering at minimum existing change-in-control arrangements maintained with named executive officers and new or extended arrangements.
PIM will generally vote against such proposals if:
i. The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry;
ii. The proposed parachute or severance arrangement is considerably more financially attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is three or more times greater than the affected executive’s then current compensation shall be voted against; or
iii. The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).
Tax Deductibility
Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a case-by-case basis, considering the overall impact of the amendment(s).
Pay Peer Groups
PIM prefers that compensation peer groups are based on the industry, not size, revenue or balance sheet.
5) BOARD
Director Elections
PIM generally will evaluate director nominees individually and as a group based on our assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character. PIM will apply a case-by-case approach to determine whether to vote for or against directors nominated by outside parties whose interests may conflict with our interests as shareholders, regardless of whether management agrees with the nomination.
Board Independence
PIM will generally withhold votes from or vote against any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders on boards that are not at least majority independent. PIM also prefers companies to have compensation and audit committees composed of entirely independent directors.
PIM may vote in favor of any such directors in exceptional circumstances where the company has shown significant improvement.

Board Size
PIM believes there is no optimal size or composition that fits every company. However, PIM prefers that the number of directors cannot be altered significantly without shareholder approval; otherwise potentially allowing the size of the board to be used as an anti-takeover defense.
Board Tenure
PIM believes that any restrictions on a director's tenure, such as a mandatory retirement age or length of service limits, could harm shareholder interests by forcing experienced and knowledgeable directors off the board. However, PIM prefers that boards do not have more than 50% of members serving for longer than ten years to avoid board entrenchment and ‘group-think’.
Chairman/CEO
PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on our assessment of the strength of the company’s governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements, among other factors. When the positions of Chairman and CEO are combined, PIM prefers that the company has a lead independent director to provide some independent oversight.
Cumulative Voting
PIM will generally vote against proposals to establish cumulative voting, as this leads to misaligned voting and economic interest in a company. PIM will, however, vote in favor of proposals for cumulative voting at controlled companies where insider voting power is greater than 50%.
Director Over-Boarding
PIM will vote such proposals on a case-by-case basis but prefers that directors do not sit on more than three additional boards. In evaluating these proposals PIM will consider, at minimum, management tenure, director business expertise and director performance.
Classified Boards
PIM generally opposes classified boards because this makes a change in board control more difficult and hence may reduce the accountability of the board to shareholders. However, these proposals will be evaluated on a case-by-case basis and will consider, at minimum, company and director performance.
Board Diversity
PIM is generally supportive of a diverse board (age, race, gender etc.) that is representative of its customers and stakeholders. That said, PIM does not believe in board quotas or any restrictions on director tenure that could harm shareholder interests by preventing qualified board candidates from being nominated or forcing experienced or knowledgeable directors off the board.
6) SHAREHOLDER RIGHTS
In general PIM does not support any proposals designed to limit shareholder rights; below we have outlined some of the issues we consider most important.
Special Meetings
PIM generally supports proposals enabling shareholders to call a special meeting of a company so long as at least a 15% threshold with a one-year holding period is necessary for shareholders to do so. However, on a case-by-case basis, a 10% threshold may be deemed more appropriate should particular circumstances warrant; for example, in instances where executive compensation or governance has been an issue for a company.
One Share, One Vote
PIM is generally opposed to proposals to create dual-class capitalization structures as these provide disparate voting rights to different groups of shareholders with similar economic investments. However, PIM will review proposals to eliminate a dual-class structure on a case-by-case basis, considering, at minimum, management’s prior record.

Supermajority
PIM does not support supermajority voting provisions with respect to corporate governance issues unless it would be in the best interest of shareholders. In general, vesting a minority with veto power over shareholder decisions could deter tender offers and hence adversely affect shareholder value.
Proxy Access
PIM will assess these proposals on a case-by-case basis, but generally supports proxy access proposals that include an ownership level and holding period of at least 3% for three years or 10% for one year.
7) SOCIAL/ENVIRONMENTAL
PIM will consider environmental and social proposals on their own merits and make a case-by-case assessment. PIM will consider supporting proposals that address material issues if we believe they will protect and/or enhance the long-term value of the company.
While PIM is generally supportive of resolutions seeking additional ESG disclosures, such proposals will be evaluated on a case-by-case basis, taking into consideration whether the requested disclosure is material, incremental and of reasonable cost to the business.
8) ANTI-TAKEOVER
PIM generally supports anti-takeover measures that are in the best interest of shareholders and does not support anti-takeover measures such as poison pills that entrench management and/or thwart maximization of investment returns.
ROLES & RESPONSIBILITIES
Role of ISS
PIM has engaged Institutional Shareholder Services (“ISS”) to provide a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our client portfolios. In engaging and continuing to engage ISS, PIM has determined that, where applicable, ISS proxy voting guidelines are consistent with ERISA’s fiduciary duties including that the votes are made in the best interest of our clients, focus on yielding the best economic results for our clients. ISS also votes, records and generates a voting activity report for our clients and assists us with recordkeeping and the mechanics of voting. In no circumstance shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by PIM. PIM retains responsibility for instructing ISS how to vote, and we still apply our own Guidelines as set forth herein. PIM does not utilize pre-population or automated voting except as a safeguard mechanism designed to ensure that, in the unlikely event that we fail to submit vote instructions for a particular proxy, our shares will still get voted. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with our Guidelines (when they specifically cover the item being voted on), and to refer all other items back to PIM for instruction (when there is no PIM policy covering the vote).
When voting a proxy for a security that PIM’s Research team does not cover, we will vote in accordance with our Guidelines (when they specifically cover the item being voted on) and defer to ISS’s recommendations on all other items.
Periodically, PIM’s Vendor Management Committee conducts a due diligence review of ISS, through which it reviews and evaluates certain key policies and procedures submitted to us by ISS. On a quarterly basis, PIM reviews proxy voting reports for a sample of accounts by comparing and reconciling them against one another and against our internal holdings information for those accounts. PIM also samples and reviews proxy votes when testing our Proxy Voting Policy, as part of our regular compliance testing procedures. Further, PIM reviews ISS’ procedures for receiving additional information from issuers after a proxy has been sent, incorporating that information into its recommendations, and sending that information and/or updated recommendations to PIM.
Role of Analyst

The analyst who is responsible for covering the company also votes the associated proxies since they have first-hand in-depth knowledge of the company. In evaluating proxy issues, the analyst will utilize a variety of sources to help come to a decision:
i. Information gathered through in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes regular external engagements with senior management of portfolio companies and internal discussions with Portfolio Managers (“PMs”) and the Chief Investment Officer (“CIO”), as needed;
ii. ISS reports to help identify and flag factual issues of relevance and importance;
iii. Information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services; and/or
iv. Where applicable, any specific guidelines designated in writing by a client.
Proxy Voting Committee
To help make sure that PIM votes client proxies in accordance with our fiduciary obligation to maximize shareholder value, we have established a Proxy Voting Committee (“the Committee”) which is responsible for overseeing the Guidelines. The Committee consists of representatives from Legal and Research, including our Chief Compliance Officer (“CCO”), Director of Research (“DOR”), and at least one PM (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The Committee will meet at least once annually and as often as necessary to oversee our approach to proxy voting.
The DOR is responsible for monitoring the analyst’s compliance with the Guidelines, the CCO is responsible for monitoring overall compliance with these procedures and an internally-designated “Proxy Coordinator” is responsible for day-to-day proxy voting activities.
CONFLICTS OF INTEREST
PIM is sensitive to conflicts of interest that may arise in the proxy voting process. PIM believes that application of the Guidelines should, in most cases, adequately address any potential conflicts of interest. However, if an actual or potential material conflict of interest has been identified, PIM has put in place a variety of different mitigation strategies as outlined below.
A potential material conflict of interest could exist in the following situations:
i. PIM manages any pension or other assets affiliated with a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios;
ii. PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; or
iii. A PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member is generally defined as a spouse, child, parent, or sibling.
If a potential material conflict of interest exists, the following procedures will be followed:
i. If our proposed vote is consistent with the Guidelines, above, we will vote in accordance with our proposed vote;
ii. If our proposed vote is inconsistent with or not covered by our Guidelines, but is consistent with the recommendations of ISS, we will vote in accordance with ISS recommendations; and
iii. If our proposed vote is inconsistent with or not covered by our Guidelines, and is inconsistent with the recommendations of ISS, the CCO and the DOR (or their respective designees) (the “Conflicts Committee”) will review the potential conflict and determine whether the potential conflict is material.
a. If the Conflicts Committee determines that the potential conflict is not material, we will vote in accordance with the proposed vote.

b. If the Conflicts Committee determines the potential conflict is material, the Conflicts Committee will review the proposed vote, the analysis and rationale for the vote recommendation, the recommendations of ISS and any other information the Conflicts Committee may deem necessary in order to determine whether the proposed vote is reasonable and not influenced by any material conflicts of interest. The Conflicts Committee may seek to interview the research analysts or portfolio managers or any other party it may deem necessary for making its determination.
i. If the Conflicts Committee determines the proposed vote is reasonable and not influenced by any conflicts of interest, we will vote in accordance with our proposed vote.
ii. If the Conflicts Committee cannot determine that the proposed vote is reasonable and not influenced by any conflict of interest, the Conflicts Committee will determine the best course of action in the best interest of the clients which may include deferring to the ISS recommendation or notifying each client who holds the relevant securities of the potential conflict, to seek such client’s voting instruction.
On an annual basis, we will review and assess the conflicts policies and Code of Conduct that ISS posts on its website for sufficiency in addressing potential conflict of interest, self-dealing and improper influence issues that may affect voting recommendations by ISS. PIM will also periodically review samples of ISS’ recommendations for voting proxies, after the vote has occurred to ensure that ISS’ recommendations are consistent with ISS’ proxy voting guidelines, as applicable. PIM’s analysts also incorporate information regarding ISS’ potential conflicts of interest into their process when evaluating and voting proxies, and on a quarterly basis, our DOR reviews an updated list of ISS’ significant client relationships.
Other Situations
Client Conflict
Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios, the following guidance should be followed:
i. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an analyst’s determination whether a vote for or against a proposal is in the best interest of our clients.
ii. Where PIM determines that it is in the best interest of our clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of our other clients.
iii. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interest of our clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within three business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
Analyst Conflict
If the analyst voting the proxy also beneficially owns shares of the company in his/her personal trading accounts, they must notify the Proxy Coordinator and the DOR must sign off on the analyst’s votes for that company. It is the responsibility of each analyst to disclose such personal interest and obtain such approval. Any other owner, partner, officer, director, or employee of PIM who has a personal or financial interest in the outcome of the vote is prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
VOTING PROCEDURES
If an analyst desires to vote contrary to the Guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the analyst will discuss the vote with the CIO, and/or DOR and/or a PM for the strategy in which the security is held. The CIO, DOR and/or the PM, shall, in turn, determine how to vote the proxy based on the analyst’s recommendation and the long-term economic impact such vote will have on the securities held in client portfolios. If the CIO, DOR and/or the PM agree with the analyst’s recommendation and determine that a contrary vote is advisable the analyst will provide written documentation of the reasons for the vote.
Vote Processing

It is understood that PIM’s and ISS’ ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
Client Communication
PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. We also will update our ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.
Return Proxies
The CCO or designee shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes, unless not possible to do so due to late receipt or other exigent circumstances.
CORPORATE ACTIONS
PIM is responsible for monitoring both mandatory (e.g. calls, cash dividends, exchanges, mergers, spin-offs, stock dividends and stock splits) and voluntary (e.g. rights offerings, exchange offerings, and tender offers) corporate actions. Operations personnel will ensure that all corporate actions received are promptly reviewed and recorded in PIM’s portfolio accounting system, and properly executed by the custodian banks for all eligible portfolios. On a daily basis, a file of PIM’s security database is sent to a third-party service, Vantage, via an automated upload which then provides corporate action information for securities included in the file. This information is received and acted upon by the Operations personnel responsible for corporate action processing. In addition, PIM receives details on voluntary and mandatory corporate actions from the custodian banks via email or online system and all available data is used to properly understand each corporate event.
Voluntary Corporate Actions
The Portfolio Management team is responsible for providing guidance to Operations on the course of action to be taken for each voluntary corporate action received in accordance with the standards described above for proxy voting, including, but not limited to, acting in the best interest of clients to maximize long-term shareholder value and yield the best economic results. In some instances, if consistent with such standards, the Portfolio Management team may maintain standing instructions on particular event types. As appropriate, Legal and Compliance may be consulted to determine whether certain clients may participate in certain corporate actions. Operations personnel will then notify each custodian bank, either through an online interface, via email, or with a signed faxed document of the election selected. Once all necessary information is received and the corporate action has been vetted, the event is processed in the portfolio accounting system and filed electronically. A log of holdings information related to the corporate action is maintained for each portfolio in order to confirm accuracy of processing.
CLASS ACTIONS
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation.
RECORD KEEPING
PIM or ISS, on PIM’s behalf, maintains (i) copies of the proxy materials received by PIM for client securities; (ii) records of proxies that were not received and what actions were taken to obtain them; (iii) votes cast on behalf of clients by account; (iv) records of any correspondence made regarding specific proxies and the voting thereof; (v) client requests for proxy voting information (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX); (vi) documents prepared by PIM to inform and/or memorialize a voting decision, including these policies and procedures and any documentation related to a material conflict of interest; and (vii) records of any deviations from broad Guidelines. Such records will be maintained for a minimum of six years.

POLICY REVIEW
The Proxy Voting Committee reviews these Voting Guidelines and procedures at least annually and makes such changes as it deems appropriate, considering current trends and developments in corporate governance and related issues, as well as operational issues facing PIM and applicable regulations under the Investment Company Act, Advisers Act and ERISA.
Sprucegrove Proxy Voting Policies and Procedures
Introduction
Sprucegrove Investment Management Ltd. is an investment management firm, in the specialized area of International and Global Equities, which provides investment management services for a variety of institutional investors. As a registered investment advisor, Sprucegrove has a fiduciary duty to adopt policies and procedures reasonably designed to ensure that proxies are voted in the best interests of clients. Sprucegrove’s Proxy Voting and ESG Guidelines (Guidelines) has been developed with the overriding principle of ensuring corporations manage their business (es) in the long-term interests of shareholders and be good stewards of long-term capital while being free from the influence of conflicts of interest.
Sprucegrove subscribes to third party information services to assist and supplement our own research and proxy deliberations, however Sprucegrove retains complete authority for voting all proxies. Generally, our policy is to vote all meetings and all proposals consistently for all clients. Select clients may also provide their own guidelines for consideration during our voting deliberation, however the ultimate voting decision rests with Sprucegrove.
The Policy is designed to address potential material conflicts of interest, which is principally addressed through set guidelines for various common proposals. Any departure from the voting Guidelines must be documented and approved by Sprucegrove’s Risk & Compliance Department in advance of voting. When Sprucegrove votes against the company’s recommendation (s), Sprucegrove communicates with management as to the reason(s) why.
Investment Operations Proxy Administrator
Sprucegrove's proxy voting process is administered by its Proxy Administrator, which is part of its Investment Operations Department. Procedural oversight is provided by Sprucegrove's Risk & Compliance Department.
Role of Third Parties
Sprucegrove subscribes to advisory and other proxy voting services provided by Pension Investment Research Consultants (PIRC) and Institutional Shareholder Services, Inc. (ISS). These proxy advisory services provide independent analysis and recommendations regarding various companies' proxy proposals. This information serves to supplement Sprucegrove’s proprietary research and ultimately Sprucegrove's portfolio managers are responsible for voting decisions in accordance with the Guidelines.
Voting Process
Sprucegrove uses its Guidelines for direction. Each situation is unique and the Guidelines are not intended to be a set of rigid rules. Application of professional judgement and experience to make decisions that are in the best interest of our clients is vital to the proxy voting process.
The Guidelines cover Sprucegrove's approach to governance and sustainability matters including the following areas:
◾ General Matters
◾ Board of Directors
◾ Management and Director Compensation
◾ Takeover Protection
◾ Shareholder Rights
◾ Shareholder / Stakeholder Proposals
◾ Auditors
◾ ESG proposals

Sprucegrove’s Portfolio Managers are responsible for final decision-making as it relates to proxy voting. In evaluating each proxy, Portfolio Managers follow the Guidelines, while also considering proprietary and third party analysis, as well as discussions with company management.
Sprucegrove’s Proxy Administrator oversees the administration of proxy voting, including recordkeeping and awareness of stated Guidelines for each proposal. Where voting recommendations are inconsistent with the Guideline, the Proxy Administrator ensures that Risk & Compliance Department approval has been obtained prior to casting such votes.
Sprucegrove may choose not to vote a proxy or may be unable to vote a proxy in certain situations, such as:
◾ Where fees imposed upon the exercise of a vote outweigh the benefit of voting;
◾ Legal barriers to voting, including potential share-blocking or reregistration which may impact our ability to settle investment trades;
◾ Sprucegrove has sold shares prior to the meeting date;
◾ Sprucegrove believes it is not in the best interest of the client to vote.
Conflicts of Interest
Portfolio Managers are responsible for identifying potential conflicts of interest that may arise in the proxy voting process. In instances where a potential conflict exists, the Portfolio Managers will refer the matter to Sprucegrove’s Board of Directors for resolution, which may include obtaining client consent before voting.
Environmental, Social Responsibility and Ethical Considerations
Sprucegrove is a Principles for Responsible Investing (PRI) signatory. As an institutional investor, Sprucegrove has adopted the six principles of the PRI charter where consistent with our fiduciary responsibilities. Sprucegrove’s Guidelines includes Environmental, Social and Corporate Governance (ESG) considerations, which outlines our approach to ESG. Sprucegrove may take ESG into consideration when voting, and, consistent with our fiduciary duty, vote proposals in the best interests of clients. Sprucegrove believes that corporations that adhere to high ESG standards should be ceteris paribus good long-term investments. Sprucegrove is also a member of the Responsible Investment Association, Canada's membership association for responsible investment. Furthermore, Sprucegrove is a signatory to the Net Zero Asset Managers Initiative, which supports investing aligned with net zero greenhouse emissions by 2050 or sooner.
Review of Policies and Guidelines
The proxy voting policies and the Guidelines are reviewed at least annually.
Wellington Management Global Proxy Policy and Procedures
Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for whom it exercises proxy-voting discretion.
Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines. Wellington Management seeks to vote all proxies with the goal of increasing long-term client value and, while client investment strategies may differ, applying this common set of guidelines is consistent with the investment objective of achieving positive long-term investment performance for each client.

Statement of Policy
Wellington Management:
1) Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it has arranged in advance with the client to limit the circumstances in which it would exercise voting authority or determines that it is in the best interest of one or more clients to refrain from voting a given proxy.
2) Votes all proxies in the best interests of the client for whom it is voting.
3) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.
Responsibility and Oversight
The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of Investment Research. The Investment Stewardship Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, identification and resolution of conflicts of interest, and for providing advice and guidance on specific proxy votes for individual issuers. The Investment Stewardship Committee reviews the Global Proxy Policy and Procedures annually.
Procedures
Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent for research, voting recommendations, and to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted. Wellington Management complements the research received by its primary voting agent with research from another voting agent.
Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.
Reconciliation
Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. This reconciliation is performed at the ballot level. Although proxies received for private securities, as well as those received in non- electronic format, are voted as received, Wellington Management is not able to reconcile these ballots, nor does it notify custodians of non-receipt.
Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources including third-party voting agents to keep abreast of developments in corporate governance and of current practices of specific companies.
Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:
◾ Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are voted in accordance with the Guidelines.

◾ Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
◾ Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.
Wellington Management reviews a subset of the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.
Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Investment Stewardship Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Investment Stewardship Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Investment Stewardship Committee to determine if there is a conflict and if so whether the conflict is material.
If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Investment Stewardship Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Investment Stewardship Committee should convene.
Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.
Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may determine voting would outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.
Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.
Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management's judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).
Additional Information
Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington Management discloses annually how it has exercised its voting rights for significant votes, as required by the EU Shareholder Rights Directive II (“SRD II”).

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will provide specific client information relating to proxy voting to a client upon written request.

SAI 046 022023

PART C
VANGUARD TRUSTEES’ EQUITY FUND
OTHER INFORMATION
Item 28. Exhibits
(a)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 99, dated November 2, 2022, is hereby incorporated by reference.
(b)	By-Laws, Amended and Restated By-Laws, filed with Post-Effective Amendment No. 96, dated February 26, 2021, is hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d)
Investment Advisory Contracts, for Lazard Asset Management LLC (with respect to Vanguard International Value
Fund), filed with Post-Effective Amendment No. 44 on July 27, 2006; for ARGA Investment Management, LP (with respect to Vanguard International Value Fund), filed with Post-Effective Amendment No. 62 on August 2, 2012; for
Pzena Investment Management, LLC and Wellington Management Company, LLP (with respect to Vanguard
Emerging Markets Select Stock Fund), filed with Post-Effective Amendment No. 69 dated February 26, 2014; for
Oaktree Fund Advisors LLC (with respect to Vanguard Emerging Markets Select Stock Fund), filed with
Post-Effective Amendment No. 91 dated November 1, 2019; for Ballie Gifford Overseas Ltd (with respect to
Vanguard Emerging Markets Select Stock Fund), and Sprucegrove Investment Management Ltd. (with respect to
Vanguard International Value Fund), filed with Post-Effective Amendment No. 96 dated February 26, 2021, are hereby incorporated by reference. For Ninety One North America, Inc. (with respect to Vanguard Global
Environmental Opportunities Stock Fund), filed with Post-Effective Amendment No. 99 dated November 2, 2022, is hereby incorporated by reference. The Vanguard Group, Inc. provides investment advisory services to Vanguard
Alternative Strategies Fund, Vanguard Commodity Strategy Fund, and Vanguard Diversified Equity Fund pursuant to the Amended and Restated Funds’ Service Agreement, refer to Exhibit (h) below.

(e)	Underwriting Contracts, not applicable.
(f)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.
(g)
Custodian Agreements, for State Street Bank and Trust Company, filed with Post-Effective Amendment No. 99 dated November 2, 2022, is hereby incorporated by reference. For JPMorgan Chase Bank, is filed herewith.

(h)
Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed with Post-Effective
Amendment No. 93 dated February 27, 2020, is hereby incorporated by reference. Form of Fund of Funds
Investment Agreement, filed with Post-Effective Amendment No. 97 dated February 25, 2022, is hereby incorporated by reference.

(i)	Legal Opinion, not applicable.
(j)	Other Opinions, Consent of Independent Registered Public Accounting Firm, is filed herewith.
(k)	Omitted Financial Statements, not applicable.
(l)	Initial Capital Agreements, not applicable.
(m)	Rule 12b-1 Plan, not applicable.
(n)	Rule 18f-3 Plan, is filed herewith.
(o)	Reserved.
(p)
Codes of Ethics, for Pzena Investment Management, LLC and Sprucegrove Investment Management Ltd., filed with Post-Effective Amendment No. 96 dated February 26, 2021, are hereby incorporated by reference. For ARGA
Investment Management, LP; Baillie Gifford Overseas Ltd.;Ninety One North America, Inc.;Wellington Management
Company, LLP; and The Vanguard Group, Inc., filed with Post-Effective Amendment No. 99 dated November 2,
2022, are hereby incorporated by reference. For Lazard Asset Management, LLC and Oaktree Fund Advisors LLC,
are filed herewith.

Item 29. Persons Controlled by or under Common Control with Registrant
None.
Item 30. Indemnification
The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
Item 31. Business and Other Connections of Investment Advisers
ARGA Investment Management, LP (ARGA) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and directors of ARGA, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by ARGA pursuant to the Advisers Act (SEC File No. 801-77018).
Baillie Gifford Overseas Ltd. (Baillie Gifford) is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Baillie Gifford, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Baillie Gifford pursuant to the Advisers Act (SEC File No. 801-21051).
Lazard Asset Management, LLC (Lazard) is an investment advisor registered under the Advisers Act. The list required by this Item 31 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Lazard pursuant to the Advisers Act (SEC File No. 801-61701).
Ninety One North America, Inc. (Ninety One) is an investment advisor registered under the Advisers Act. The list required by this Item 31 of officers and directors of Ninety One, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Ninety One pursuant to the Advisers Act (SEC File No. 801-80153).
Oaktree Fund Advisors, LLC (Oaktree), is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and partners of Oaktree, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Form ADV filed by Oaktree pursuant to the Advisers Act (SEC File No. 801-48923).
Pzena Investment Management, LLC (Pzena) is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Pzena, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Pzena pursuant to the Advisers Act (SEC File No. 801-50838).
Sprucegrove Investment Management Ltd. (Sprucegrove) is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Sprucegrove, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Sprucegrove pursuant to the Advisers Act (SEC File No. 801-45884)

The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801- 11953).
Wellington Management Company LLP (Wellington Management) is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and partners of Wellington Management, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).
Item 32. Principal Underwriters
(a)
Vanguard Marketing Corporation, a wholly owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of over 200 funds.

(b)	The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
Matthew J. Benchener	Vice President and Chief Executive Officer Designee	None
Karin A. Risi	Vice President	None
Thomas M. Rampulla	Vice President	None
Michael Rollings	Vice President	Finance Director
John Bisordi	General Counsel and Vice President	None
Tara Buckley	Vice President and Assistant Secretary	None
Matthew C. Brancato	Vice President	None
Mortimer J. Buckley	President	Chief Executive Officer and President
Beth Morales Singh	Secretary	None
Erica Green	Chief Compliance Officer	None
Sarah Green	Anti-Money Laundering Officer	None
Nitin Tandon	Chief Information Officer	None
Manish Nagar	Chief Information Security Officer	None
Salvatore L. Pantalone	Principal Financial Officer and Treasurer	None
Matthew Tretter	Principal Operations Officer	None
Danielle Corey	Annuity and Insurance Officer	None
Jeff Seglem	Annuity and Insurance Officer	None
Barbara Bock	Controller	None
Jason Botzler	Vice President	None
Jon Cleborne	Vice President	None
Kaitlyn Holmes	Vice President	None
Andrew Kadjeski	Vice President	None
Amy M. Laursen	Vice President	None
Paul M. Jakubowski	Vice President	None
John James	Vice President	None
James D. Martielli	Vice President	None
Armond E. Mosley	Vice President	None

Name	Positions and Office with Underwriter	Positions and Office with Funds
David Petty	Vice President	None
David MacBride	Vice President	None
Massy Williams	Vice President	None
Jacob Buttery	Assistant Secretary	None

(c)	Not applicable.
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; the Registrant’s Custodians, JPMorgan Chase Bank, 383 Madison Avenue, New York, NY 10179, and State Street Bank and Trust Co., One Lincoln Street, Boston, MA 02111; and the Registrant’s investment advisors at their respective locations identified in this Registration Statement.
Item 34. Management Services
Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 24th day of February, 2023.
VANGUARD TRUSTEES' EQUITY FUND
BY:
/s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/s/ Mortimer J. Buckley* Mortimer J. Buckley	Chairman and Chief Executive Officer	February 24, 2023
/s/ Tara Bunch* Tara Bunch	Trustee	February 24, 2023
/s/ Emerson U. Fullwood* Emerson U. Fullwood	Trustee	February 24, 2023
/s/ F. Joseph Loughrey* F. Joseph Loughrey	Trustee	February 24, 2023
/s/ Mark Loughridge* Mark Loughridge	Trustee	February 24, 2023
/s/ Scott C. Malpass* Scott C. Malpass	Trustee	February 24, 2023
/s/ Deanna Mulligan* Deanna Mulligan	Trustee	February 24, 2023
/s/ André F. Perold* André F. Perold	Trustee	February 24, 2023
/s/ Sarah Bloom Raskin* Sarah Bloom Raskin	Trustee	February 24, 2023
/s/ David Thomas* David Thomas	Trustee	February 24, 2023
/s/ Peter F. Volanakis* Peter F. Volanakis	Trustee	February 24, 2023
/s/ Christine Buchanan* Christine Buchanan	Chief Financial Officer	February 24, 2023

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.